As filed with the Securities and Exchange Commission on February 28, 2008 1933 Act File No. 2-27962 1940 Act File No. 811-1545

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER
THE SECURITIES ACT OF 1933 ☐
POST-EFFECTIVE AMENDMENT NO. 87 ☒

REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940 ☐
AMENDMENT NO. 74 ☒

EATON VANCE SPECIAL INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Address of Principal Executive Offices)

(617) 482-8260
(Registrant’s Telephone Number)

MAUREEN A. GEMMA
The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

It is proposed that this filing will become effective pursuant to Rule 485 (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)	☐	on (date) pursuant to paragraph (a)(1)
☒ on February 29, 2008 pursuant to paragraph (b)		☐	75 days after filing pursuant to paragraph (a)(2)
☐	60 days after filing pursuant to paragraph (a)(1)	☐	on (date) pursuant to paragraph (a)(2)
If appropriate, check the following box:
☐	This post effective amendment designates a new effective date for a previously filed post-effective amendment.

Eaton Vance Enhanced Equity Option Income Fund A diversified fund seeking total return Eaton Vance Risk-Managed Equity Option Income Fund A diversified fund seeking total return

Prospectus Dated February 29, 2008

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This prospectus contains important information about the Funds and the services available to shareholders. Please save it for reference.

Table of Contents

Fund Summaries	3
Performance Information	4
Fund Fees and Expenses	5
Investment Objectives & Principal Policies and Risks	^7
Management and Organization	^11
Valuing Shares	^12
Purchasing Shares	^12
Sales Charges	^15
Redeeming Shares	^17
Shareholder Account Features	^17
Tax Information	^19

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Fund Summaries

This page summarizes the investment objective and principal strategies and risks of each Fund. Information about the performance, fees and expenses of each Fund is presented on the pages that follow.

Investment Objectives and Principal Strategies

Eaton Vance Enhanced Equity Option Income Fund. Enhanced Equity Fund’s investment objective is to seek total return.

Under normal market conditions, the Fund will invest at least 80% of its total assets in a diversified portfolio of common stocks. The Fund will invest primarily in large capitalization stocks, emphasizing stocks on which exchange traded call options are currently available.

The Fund generally intends to write (sell) covered call options on a portion of its stock holdings. The extent of option writing activity will depend upon market conditions and the ^investment adviser’s assessment of the attractiveness of writing call options on the Fund’s stock holdings. The Fund may also write put options on individual stocks that ^the investment adviser believes are attractive for purchase at prices at or above the exercise price of the put options written. The Fund may, in certain circumstances, purchase put options on the S&P 500 Composite Stock Price Index® (the “S&P 500”)(or another broad-based securities index deemed suitable for this purpose) and on individual stocks to protect against a loss of principal value due to stock price declines. The extent of option writing or purchasing activity will depend upon market conditions and the ^investment adviser’s assessment of the attractiveness of writing index call options, purchasing index put options and/or selling put options on individual stocks.

Eaton Vance Risk-Managed Equity Option Income Fund. Risk-Managed Fund’s investment objective is to seek total return. In pursuing its investment objective, the Fund will evaluate returns on an after-tax basis, seeking to ^reduce and defer shareholder taxes.

Under normal market conditions, the Fund will invest at least 80% of its total assets in a diversified portfolio of common stocks. The Fund generally intends to write (sell) index calls above the current value of the index to generate premium income and to purchase index puts below the current value of the index to reduce the Fund’s exposure to market risk and volatility. The Fund may also write (sell) put options on individual stocks deemed attractive for purchase at prices at or above the exercise price of the put options written.

Common Practices. Each Fund may invest up to 40% of its total assets in securities of foreign issuers. In addition to the Funds’ primary options strategies as described herein, each Fund may invest in other derivative instruments (which are instruments that derive their value from another instrument, security or index) acquired for hedging, risk management or investment purposes (to gain exposure to securities, securities markets, markets indices and/or currencies consistent with the Fund’s investment objective and policies), including buying or selling put and call spreads, futures contracts and options ^thereon, and other derivatives.

Principal Risk Factors

The value of a Fund’s shares may decline. Changes in stock market values can be sudden and unpredictable. Although stock values can rebound, there is no assurance that values will return to previous levels. Because each Fund may invest a portion of its assets in foreign securities, the value of Fund shares may be affected by changes in currency exchange rates and developments abroad.

There are numerous risks associated with transactions in options on securities or securities indexes. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. As the writer of covered call options, a Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the underlying security or the index above the sum of the option premium received and the exercise price of the call, but has retained the risk of loss, minus the option premium received, should the price of the underlying security or index decline.

As the purchaser of index put options or put options on individual stocks, a Fund will pay a premium to the seller of the option for the right to receive payments of cash to the extent that the value of the applicable index or security declines below a fixed price (the exercise price) as of a specified date in the future (the option valuation date). If the index or security price is above the exercise price of the option as of the option valuation date, the option expires worthless and the Fund will not be able to recover the option premium paid to the seller. As the seller of put options on individual stocks, a Fund will receive cash (the premiums) from option purchasers. The purchaser of a put option assumes the right to sell (put) the stock to the seller of the option at a specified price (the exercise price) on or before the expiration date of the option. If the value of the stock on the option expiration date is at or below the exercise price of the option, the Fund may be obligated

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to purchase the stock at the exercise price. Over-the-counter (“OTC”) options involve risk that the issuer or counterparty will fail to perform its contractual obligations. By engaging in OTC options transactions, a Fund may take a credit risk with regard to parties with which it trades and also bears the risk of settlement default. The use of derivative transactions, may expose a Fund to increased risk of principal loss due to imperfect correlation, failure of the counterparty or unexpected price or market movements. ^

No Fund is a complete investment program and you may lose money by investing. An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Shareholders may realize substantial losses and should invest for the long term.

Performance Information. As of the date of this prospectus, the Funds had not commenced operations so there is no performance information.

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Fund Fees and Expenses. These tables describe the fees and expenses that you may pay if you buy and hold shares.

Shareholder Fees
(fees paid directly from your investment)	Class A	Class C	Class I

Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or time of redemption)	None	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Distributions	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses for Enhanced Equity Option Income Fund
(expenses that are deducted from Fund assets)	Class A	Class C	Class I

Management Fees	^1.05%	^1.05%	^1.05%
Distribution and Service (12b-1) Fees	0.25%	1.00%	n/a
Other Expenses*	0.35%	0.35%	0.35%
Total Annual Fund Operating Expenses	^1.65%	^2.40%	^1.40%
Less Expense Reimburesement and Fee Waiver**	(0.15)%	(0.15)%	(0.15)%
Total Annual Fund Operating Expenses (net fee reduction)	1.50%	2.25%	1.25%

* Other Expenses are estimated.

**	The investment adviser, sub-adviser and administrator have agreed to limit the Total Annual Fund Operating Expenses to 1.50% for Class A, 2.25% for Class C and 1.25% for Class I. This expense limitation will continue through March 31, 2009. Thereafter, the expense limitation may be changed or terminated at any time. The expense limitation relates to ordinary operating expenses only and amounts reimbursed may be subject to recoupment.

Annual Fund Operating Expenses for Risk-Managed Option Income Fund
(expenses that are deducted from Fund assets)	Class A	Class C	Class I

Management Fees	^1.05%	^1.05%	^1.05%
Distribution and Service (12b-1) Fees	0.25%	1.00%	n/a
Other Expenses*	0.35%	0.35%	0.35%
Total Annual Fund Operating Expenses	^1.65%	^2.40%	^1.40%
Less Expense Reimburesement and Fee Waiver**	(0.15)%	(0.15)%	(0.15)%
Total Annual Fund Operating Expenses (net fee reduction)	1.50%	2.25%	1.25%

* Other Expenses are estimated.

^

** The investment adviser, sub-adviser and administrator have agreed to limit the Total Annual Fund Operating Expenses to 1.50% for Class A, 2.25% for Class C and 1.25% for Class I. This expense limitation will continue through March 31, 2009. Thereafter, the expense limitation may be changed or terminated at any time. The expense limitation relates to ordinary operating expenses only and amounts reimbursed may be subject to recoupment.

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Example. These Examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. Each Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. Each Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same as stated in the Fund Fees and Expenses tables above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		1 Year	3 Years

Enhanced Equity Option Income Fund	Class A shares	$743	$1,094
	Class C shares	$353	$ 779
	Class I shares	$153	$ 474
Risk-Managed Option Income Fund	Class A shares	$743	$1,094
	Class C shares	$353	$ 779
	Class I shares	$153	$ 474
You would pay the following expenses if you did not redeem your shares:
		1 Year	3 Years

Enhanced Equity Option Income Fund	Class A shares	$743	$1,094
	Class C shares	$253	$ 779
	Class I shares	$153	$ 474
Risk-Managed Option Income Fund	Class A shares	$743	$1,094
	Class C shares	$253	$ 779
	Class I shares	$153	$ 474

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Investment Objectives & Principal Policies and Risks

The investment objectives and principal policies and risks of the Funds are set forth below. In the case of a Fund that has a policy of investing at least 80% of its ^total assets in a particular type of investment (the “80% policy”), the policy will not be changed unless Fund shareholders are given 60 days’ advance notice of the change. For purposes of the 80% policy, ^total assets include any borrowings for investment purposes.

Enhanced Equity Option Income Fund. ^Fund’s investment objective is to seek total return.

Under normal market conditions, the Fund will invest at least 80% of its total assets in a diversified portfolio of common stocks. The Fund will invest primarily in large capitalization stocks, emphasizing stocks on which exchange traded call options are currently available. The Fund will invest primarily in common stocks of U.S. issuers, although the Fund may invest up to 40% of its total assets in securities of foreign issuers.

The Fund intends to pursue its objective in part by employing an options strategy of writing (selling) covered call options on a portion of its ^stock holdings. The Fund will seek to enhance returns with premiums received in connection with its option writing activities. The extent of option writing activity will depend upon market conditions and ^the investment adviser’s assessment of the attractiveness of writing call options on the Fund’s stock holdings. The Fund may at times write call options on all of its stock holdings and may at other times in certain market circumstances have no outstanding options positions. The Fund seeks to produce current income from call option premiums and, to a lesser extent, from dividends on stocks held. The Fund may also write put options on individual stocks that ^the investment adviser believes are attractive for purchase at prices at or above the exercise price of the put options written. The Fund may, in certain circumstances, purchase put options on the S&P 500 (or another broad-based securities index deemed suitable for this purpose) and on individual stocks to protect against a loss of principal value due to stock price declines. The premiums received from option sales may be used to offset the cost of any index put options purchased, increase cash available for distribution, or be reinvested in portfolio securities. The Fund may also invest in derivatives and ^OTC transactions in seeking its objective as more fully described herein.

The Fund intends to make regular quarterly cash distributions to shareholders based on the Fund’s projected annual cash available from option premiums and dividends. The Fund may make an additional distribution at or near each fiscal year-end of net investment income and net capital gain not previously distributed. See “Tax Information.”

Risk-Managed Equity Option Income Fund. The Fund’s investment objective is to seek total return. In pursuing its investment objective, the Fund will evaluate returns on an after-tax basis, seeking to reduce and defer shareholder taxes.

The ^investment adviser believes that a strategy of owning a diversified portfolio of common stocks, writing (selling) index call options with respect to all or a portion of portfolio value, and purchasing index put options on all or a portion of portfolio value can provide an attractive risk-return profile during a variety of equity market conditions. Under normal market conditions, the Fund will invest at least 80% of its total assets in a diversified portfolio of common stocks. The Fund will invest primarily in common stocks of U.S. issuers, but may invest up to 40% of its total assets in common stocks of foreign issuers. The Fund generally intends to write (sell) index calls above the current value of the index to generate premium income and to purchase index puts below the current value of the index to reduce the Fund’s exposure to market risk and volatility. The Fund may also write (sell) put options on individual stocks deemed attractive for purchase at prices at or above the exercise price of the put options written. The Fund intends to write call options and purchase put options on one or more broad-based U.S. stock indices, such as ^the ^S&P 500^. Over time, the indices on which the Fund purchases put options and sells call options may vary as a result of changes in the availability and liquidity of various listed index options, the portfolio managers’ evaluation of equity market conditions and other factors. Due to tax considerations, the Fund intends to limit the overlap between its stock holdings (and any subset thereof) and each index on which it has outstanding options positions to less than 70% on an ongoing basis. The Fund may also invest in derivatives and ^OTC transactions in seeking its objective as more fully described herein.

The Fund generally intends to sell index call options that are slightly “out-of-the-money,” meaning that option exercise prices generally will be slightly higher than the current level of the index at the time the options are written. The Fund generally intends to purchase index put options that are relatively further out-of-the-money than the call options sold (i.e., the exercise price generally will be somewhat more below the current level of the applicable index when the option is purchased). The Fund generally intends to sell put options on individual stocks that are “out-of-the-money” (i.e. the exercise price generally will be below the current level of the applicable stock when the option is sold). The percentage of the Fund’s portfolio value against which index and/or single stock put options are purchased and index call options are sold may vary over time. The Fund may also buy put options and sell call options that are more or less “out-of-the-money.”

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Purchased put options that are more “out-of-the-money” provide the Fund with less protection against a decline in the applicable index or stock, but generally would be less expensive than options that are slightly “out-of-the-money.”

In implementing the Fund’s investment strategy, the portfolio managers intend to employ a variety of techniques and strategies designed to minimize and defer the federal income taxes incurred by shareholders in connection with their investment in the Fund. These include: (1) buying and selling index options that qualify for treatment as “section 1256 contracts” on which capital gains and losses are generally treated as 60% long-term and 40% short-term, regardless of holding period; (2) limiting the overlap of the Fund’s stock portfolio (and any subset thereof) versus the stock indices on which it buys put options and sells call options to less than 70% so that the Fund’s stock holdings and index options are not subject to the “straddle rules;” (3) investing in stocks that pay dividends that qualify for federal income taxation at rates applicable to long-term capital gains and complying with the holding period and other requirements for favorable tax treatment; (4) engaging in a systematic program of tax-loss harvesting in the Fund’s stock portfolio, periodically selling stock positions that have depreciated in value to realize capital losses that can be used to offset capital gains realized by the Fund; and (5) minimizing the sale of appreciated stock positions to reduce realized capital gains. When an appreciated security is sold, the Fund intends to select for sale the share lots resulting in the most favorable tax treatment, generally those with holding periods sufficient to qualify for long-term capital gains treatment that have the highest cost basis.

For its investments in dividend-paying stocks, the Fund intends to emphasize stocks that pay dividends that qualify for federal income taxation at rates applicable to long-term capital gains. Under federal income tax law enacted in 2003, the qualified dividend income of individuals and other noncorporate taxpayers is taxed at long-term capital gain tax rates if certain holding period and other requirements are met. Qualified dividend income generally includes dividends from domestic corporations and dividends from foreign corporations that meet certain specified criteria. The Fund generally can pass through to shareholders the tax treatment of qualified dividend income it receives. For dividends the Fund receives to qualify for tax-advantaged treatment, the Fund must hold stock paying qualified dividends for the ^required holding period. Similar provisions apply to each shareholder’s investment in the Fund. The provisions of the Code applicable to qualified dividend income are effective through 2010. Thereafter, qualified dividend income will be subject to tax at ordinary income rates unless further legislative action is taken.

Only options on certain designated qualified trading markets qualify for treatment as “section 1256 contracts.” Most foreign-traded stock index options do not currently qualify for treatment as “section 1256 contracts.” To implement its options program most effectively, the Fund may buy and sell index options that do not qualify as “section 1256 contracts.” Gain or loss on index options not qualifying as “section 1256 contracts” under the Code would be realized upon disposition, lapse or settlement of the positions, and, generally, would be treated as short-term gain or loss.

To seek to protect against price declines in securities holdings with large accumulated gains, the Fund may use various hedging techniques (such as the sale of futures contracts on stocks and stock indices and options thereon, equity swaps, covered short sales, and forward sales of stocks). By using these techniques rather than selling appreciated securities, the Fund can, within certain limitations, reduce its exposure to price declines in the securities without currently realizing substantial capital gains under current federal tax law. Derivative instruments may also be used by the Fund to enhance returns or as a substitute for the purchase or sale of securities. As a general matter, dividends received on hedged stock positions are characterized as ordinary income and are not eligible for favorable tax treatment. Dividends received on securities with respect to which the Fund is obligated to make related payments (pursuant to short sales or otherwise) will be treated as fully taxable ordinary income (i.e., income other than tax-advantaged qualified dividend income). In addition, use of derivatives may give rise to short-term capital gains and other income that would not qualify for favorable tax treatment.

The Fund intends to make regular quarterly cash distributions to shareholders based on the Fund’s projected annual cash available from option premiums and dividends. The Fund may make an additional distribution at or near each fiscal year-end of net investment income and net capital gain not previously distributed. See “Tax Information.”

Common Investment Considerations and Practices

Eaton Vance Management (“Eaton Vance” or the “^investment adviser”) is each Fund’s investment adviser. Eaton Vance has engaged ^Parametric Risk Advisors LLC (^“PRA” or the “^sub-^adviser”) to be the Funds’ options program sub-adviser. Eaton Vance will be responsible for each Fund’s overall investment program, structuring and managing the Fund’s common stock portfolio, developing and monitoring each Fund’s options strategies, providing consultation to the ^sub-^adviser and supervising the performance of the ^sub-^adviser. ^ PRA will be responsible for providing advice on and execution of each Fund’s options strategies.

The portfolio managers utilize information provided by, and the expertise of, the ^investment adviser’s research staff in making investment decisions. Investment decisions are made primarily on the basis of fundamental research, which

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involves consideration of the various company-specific and general business, economic and market factors that may influence the future performance of individual companies and investments therein.

The ^Enhanced Equity Fund generally intends to write (sell) ^covered call ^options on individual stocks and ^may ^write (sell) put options on individual stocks and purchase put options on individual stocks and on stock indices to seek to achieve its investment objective. The ^Risk-Managed Fund generally intends to write (sell) ^index call ^options, and purchase index put options, and may also write (sell) put options on individual stocks ^to seek to achieve its investment objective. There are numerous risks associated with transactions in options on securities or securities indexes. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. As the writer of a covered call option, the Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security or the index covering the call option above the sum of the option premium received and the exercise price of the call, but has retained the risk of loss, minus the option premium received, should the price of the underlying security or index decline. Options on individual stocks may be physically settled, requiring the underlying stock to be delivered upon exercise of the option or, alternatively, may have cash settlement provisions. In the case of index options, the Fund incurs basis risk between the performance of the underlying portfolio and the performance of the underlying index. For instance, the underlying portfolio may decline in value while the underlying index may increase in value, resulting in a loss on the call option while the underlying portfolio declines as well.

As the purchaser of index put options or put options on individual stocks, a Fund will seek to benefit from a decline in the market prices of the underlying index or security, thereby hedging a Fund’s exposure to market risk. A Fund will pay a premium to the seller of the option for the right to receive payments of cash to the extent that the value of the applicable index or security declines below a fixed price (the exercise price) as of a specified date in the future (the option valuation date). If the index or security price is above the exercise price of the option as of the option valuation date, the option expires worthless and the Fund will not be able to recover the option premium paid to the seller.

As the seller of put options on individual stocks, a Fund will receive cash (the premiums) from option purchasers. The purchaser of a put option assumes the right to sell (put) the stock to the seller of the option at a specified price (the exercise price) on or before the expiration date of the option. If the value of the stock on the option expiration date is above the exercise price, the option will generally expire worthless and the Fund, as option seller, will have no obligation to the option holders. If the value of the stock on the option expiration date is at or below the exercise price of the option, the Fund may be obligated to purchase the stock at the exercise price. In the event of a substantial depreciation in the value of the underlying stock, the Fund may incur a substantial loss.

To implement its options program most effectively, the Funds may conduct a portion of their option activity in the OTC markets. OTC options involve risk that the issuer or counterparty will fail to perform its contractual obligations. Participants in these markets are typically not subject to the same credit evaluation and regulatory oversight as are members of “exchange based” markets. Options traded in OTC markets will not be issued, guaranteed or cleared by the Options Clearing Corporation. By engaging in option transactions in these markets, the Fund may take a credit risk with regard to parties with which it trades and also may bear the risk of settlement default. These risks may differ materially from those involved in exchange-traded transactions, which generally are characterized by clearing organization guarantees, daily marking-to-market and settlement, and segregation and minimum capital requirements applicable to intermediaries. Transactions entered into directly between two counterparties generally do not benefit from these protections, which in turn may subject a Fund to the risk that a counterparty will not settle a transaction in accordance with agreed terms and conditions because of a dispute over the terms of the contract or because of a credit or liquidity problem.

Each Fund may invest up to 40% of its total assets in securities of foreign issuers, some of which may be located in emerging market countries. The value of foreign securities is affected by changes in currency rates, foreign tax laws (including withholding tax), government policies (in this country or abroad), relations between nations and trading, settlement, custodial and other operational risks. In addition, the costs of investing abroad are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than markets in the United States. Foreign investments also could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information and potential difficulties in enforcing contractual obligations. These risks can be more significant for companies in less developed countries. As an alternative to holding foreign stocks directly, each Fund may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts which evidence ownership in underlying foreign stocks). Such investments are not subject to the 40% limitation on investing in foreign ^issuers. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including political and economic risks.

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Each Fund may invest a portion of its assets in stocks of mid-capitalization companies. Eaton Vance generally considers mid-capitalization companies to be those companies having market capitalizations within the range of capitalizations for the S&P MidCap 400 Index (the “S&P MidCap 400”). As of ^December 31, 2007, the median market capitalization of companies in the S&P MidCap 400 was approximately $^2.42 billion. Many mid-cap companies often are newer or less established companies than larger capitalization companies. Investments in mid-cap companies carry additional risks because earnings of these companies tend to be less predictable; they often have limited product lines, markets, distribution channels or financial resources; and the management of such companies may be dependent upon one or a few key people.

Each Fund may invest a portion of its assets in stocks of “growth” companies. Growth stocks held by the Funds can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Growth stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, growth stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

In addition to the Funds’ primary options strategies, the risks of which are described above, each Fund ^at times may engage in other derivative transactions (such as options, futures contracts and options thereon, put and call spreads, forward currency exchange contracts, covered short sales and equity swaps) to protect against stock price, interest rate or currency rate declines ("hedging"), to enhance returns, or as a substitute for the purchase or sale of securities or currencies. The use of derivatives is highly specialized and engaging in derivative transactions for purposes other than hedging is speculative. The built-in leverage inherent to many derivative instruments can result in losses that substantially exceed the initial amount paid or received by the Funds. Equity swaps are private contracts in which there is a risk of loss in the event of a counterparty’s default. In a covered short sale, the Funds may be forced to deliver stock to close a position.

Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying security or currency. Derivative hedging transactions may not be effective because of imperfect correlations and other factors.

Each Fund may not invest more than 15% of its net assets in illiquid securities, which may be difficult to value properly and may involve greater risks than liquid securities. Illiquid securities include those legally restricted as to resale, and may include commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933 and securities eligible for resale pursuant to Rule 144A thereunder. Certain Section 4(2) and Rule 144A securities may be treated as liquid securities if the investment adviser determines that such treatment is warranted. Even if determined to be liquid, holdings of these securities may increase the level of a Fund’s illiquidity if eligible buyers become uninterested in purchasing them.

Each Fund may seek to earn income by lending portfolio securities to broker-dealers or other institutional borrowers. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. Loans will only be made to firms that have been approved by the ^investment adviser. The ^investment adviser or the securities lending agent will periodically monitor the financial condition of such organizations while any loans are outstanding. In addition, loans will only be made when the ^investment adviser believes the expected returns, net of expenses, justify the attendant risk. Securities loans currently are required to be secured continuously by collateral in cash, cash equivalents (such as money market instruments) or other liquid securities held by the custodian and maintained in an amount at least equal to the market value of the securities loaned. Each Fund may lend up to one-third of the value of its total assets (including borrowings) or such other amount as is permitted under relevant law.

Each Fund may borrow amounts up to one-third of the value of its total assets (including borrowings), but it will not borrow more than 5% of the value of its total assets except to satisfy redemption requests or for other temporary purposes. Such borrowings would result in increased expense to a Fund and, while they are outstanding, would magnify increases or decreases in the value of Fund shares. Each Fund will not purchase additional investment securities while outstanding borrowings exceed 5% of the value of its total assets. During unusual market conditions, a Fund may temporarily invest up to 100% of its assets in cash or cash equivalents, which may be inconsistent with a Fund’s investment objective(s).

The annual portfolio turnover rate of each Fund may exceed 100%. A mutual fund with a high turnover rate (100% or more) may generate more capital gains and pay more commissions (which may reduce return) than a fund with a lower rate. Dividends and capital gains distributions (which reduce the after-tax returns of shareholders holding Fund shares in taxable accounts) will be made to shareholders if offsetting capital loss carryforwards do not exist.

A Fund might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or in the Statement of Additional Information. While at times a Fund may use alternative investment strategies in an effort to limit losses, it may choose not to do so.

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Management and Organization

Management. Each Fund’s investment adviser is Eaton Vance Management (“Eaton Vance”), with offices at The Eaton Vance Building, 255 State Street, Boston, MA 02109. Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931. Eaton Vance and its subsidiaries currently manage over $150 billion on behalf of mutual funds, institutional clients and individuals.

Under its investment advisory agreement with each Fund, Eaton Vance receives a monthly advisory fee equal to ^0.^90% annually of the average daily net assets of the Fund up to $^1 billion. On net assets of $^1 billion and over the annual fee is reduced. Pursuant to an investment sub-advisory agreement, Eaton Vance has engaged ^PRA to serve as each Fund’s options sub-adviser. Eaton Vance pays ^PRA a portion of the advisory fee for sub-advisory services provided to each Fund.

Michael A. Allison and Walter A. Row, III have served as each Fund’s portfolio managers since each Fund commenced operations and together are responsible for managing each Fund’s overall investment program, structuring and managing each Fund’s common stock portfolio, developing and monitoring each Fund’s options strategies, providing consultation to the Sub-Adviser and supervising the performance of the Sub-Adviser. Mr. Row and Mr. Allison are the portfolio managers responsible for the day-to-day management of Eaton Vance’s responsibilities with respect to each Fund’s investment portfolio.

Mr. Row is a Vice President at Eaton Vance, a member of Eaton Vance’s Equity Strategy Committee and manages other Eaton Vance portfolios. He has been a member of ^Eaton’s Vance’s equity investment team since 1996, and has 26 years of investment experience.

Mr. Allison is a Vice President of Eaton Vance, a member of the Equity Strategy Committee and manages other Eaton Vance portfolios and a privately offered equity fund sponsored by Eaton Vance. He has been a member of Eaton Vance’s equity investment team since 2000, and has 19 years of investment experience.

^

Each Fund’s options strategy is managed by PRA, an affiliate of Eaton Vance’s majority owned subsidiary Parametric Portfolio Associates. PRA (or its predecessor) has specialized in option strategies since it was formed in 2003. PRA is located at 274 Riverside Avenue, Westport, CT 06880.

Kenneth Everding and Jonathan Orseck are the PRA portfolio managers responsible for implementation of the options strategies utilized in managing the Funds. Mr. Everding is a Managing Director of PRA (or its predecessor) since 2005. Prior to joining PRA, Mr. Everding was a Managing Director at BNP Paribas (2003-2005) and Zurich Premier Management, LLC (2002-2003). Mr. Orseck is a Managing Director of PRA (or its predecessor) since 2006. Prior to joining PRA, Mr. Orseck was a Managing Director at Bank of America Securities (2004-2006) and a Principal at Morgan Stanley & Co., Incorporated (1996-2004).

Each Fund’s shareholder report will provide information regarding the basis for the Trustees’ approval of the investment advisory and sub-advisory agreements.

The Statement of Additional Information provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of Fund shares with respect to which that portfolio manager has management responsibilities.

Eaton Vance serves as the administrator of each Fund, providing each Fund with administrative services and related office facilities. In return, each Fund is authorized to pay Eaton Vance a monthly administrative fee equal to 0.15% annually of average daily net assets.

Eaton Vance also serves as the sub-transfer agent for each Fund. For the sub-transfer agency services it provides, Eaton Vance receives an aggregate fee based upon the actual expenses it incurs in the performance of sub-transfer agency services. This fee is paid to Eaton Vance by a Fund’s transfer agent from the fees the transfer agent receives from the Eaton Vance funds.

Organization. Each Fund is a series of Eaton Vance Special Investment Trust, a Massachusetts business trust. Each Fund offers multiple classes of shares. Each Class represents a pro rata interest in a Fund but is subject to different expenses and rights. ^The Funds do not hold annual shareholder meetings but may hold special meetings for matters that require shareholder approval (such as electing or removing trustees, approving management or advisory contracts or changing investment policies that may only be changed with shareholder approval).

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Because the Funds use this combined prospectus, a Fund could be held liable for a misstatement or omission made about another Fund. The Trust’s Trustees considered this risk in approving the use of a combined prospectus.

Valuing Shares

Each Fund values its shares once each day only when the New York Stock Exchange is open for trading (typically Monday through Friday), as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time). The purchase price of Fund shares is their net asset value (plus a sales charge for Class A shares), which is derived from Fund holdings. When purchasing or redeeming Fund shares through an investment dealer, your investment dealer must communicate your order to the principal underwriter by a specific time each day in order for the purchase price or the redemption price to be based on that day’s net asset value per share. It is the investment dealer’s responsibility to transmit orders promptly. Each Fund may accept purchase and redemption orders as of the time of their receipt by certain investment dealers (or their designated intermediaries).

The Trustees have adopted procedures for valuing investments and have delegated to the investment adviser the daily valuation of such investments. Pursuant to the procedures, exchange-listed securities normally are valued at closing sale prices. Most debt securities are valued by an independent pricing service. An exchange-traded option is valued on the valuation day as the “Primary Market” quote reported by the Option Pricing Authority (“OPRA”). OPRA gathers options quotations from the six major United States Options exchanges and reports the last sale price from any exchange on which the option is listed. If no such sales are reported, such portion will be valued at the mean of the closing bid and asked prices on the valuation day on the exchange on which the options are primarily traded, or if such option is reported by the Option Clearing Corporation (“OCC”) a Fund will use the last reported sales price reported on the OCC at the time of pricing or such other method the Trustees determine is appropriate. When the Fund writes a call option it records the premium as an asset and equivalent liability and thereafter adjusts the liability to the market value of the option determined in accordance with the preceding sentence. OTC options are valued at prices obtained from a broker (typically the counterparty to the options) on the valuation day.

In certain situations, the investment adviser may use the fair value of a security if market prices are unavailable or deemed unreliable, or if events occur after the close of a securities market (usually a foreign market) and before a Fund values its assets that would materially affect net asset value. In addition, for foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. Because foreign securities trade on days when Fund shares are not priced, the value of securities held by a Fund can change on days when Fund shares cannot be redeemed. The investment adviser expects to fair value domestic securities in limited circumstances, such as when the securities are subject to restrictions on resale. Eaton Vance has established a Valuation Committee that oversees the valuation of investments.

Purchasing Shares Class A and Class C

You may purchase shares through your investment dealer or by mailing an account application form to the transfer agent (see back cover for address). You may request an account application by calling 1-800-262-1122. Your initial investment must be at least $1,000.

After your initial investment, additional investments may be made at any time by sending a check payable to the order of the Fund or the transfer agent directly to the transfer agent (see back cover for address). Please include your name and account number and the name of the Fund and Class of shares with each investment.

You may make automatic investments of $50 or more each month or each quarter from your bank account. You can establish bank automated investing on the account application or by calling 1-800-262-1122. The minimum initial investment amount and Fund policy of redeeming accounts with low account balances are waived for bank automated investing accounts, certain group purchase plans (including tax-deferred retirement and other pension plans and proprietary fee-based programs sponsored by broker-dealers, and for persons affiliated with Eaton Vance and certain Fund service providers (as described in the Statement of Additional Information).

Purchases will be executed at the net asset value next determined after their receipt in good order by a Fund’s transfer agent. A Fund’s transfer agent or your investment dealer must receive your purchase in good order no later than the close

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of regular trading on the New York Stock Exchange (normally 4:00 p.m. eastern time) for your purchase to be effected at that day’s net asset value. If you purchase shares through an investment dealer (which includes brokers, dealers and other financial institutions), that dealer may charge you a fee for executing the purchase for you. Each Fund may suspend the sale of its shares at any time and any purchase order may be refused.

Class I Shares

Class I shares are offered to clients of financial intermediaries who (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class I shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and qualified plans (including tax-deferred retirement plans and profit sharing plans). Class I shares are also offered to investment and institutional clients of Eaton Vance and its affiliates and certain persons affiliated with Eaton Vance and certain fund service providers. Your initial investment must be at least $250,000. Subsequent investments of any amount may be made at any time. The minimum initial investment is waived for persons affiliated with Eaton Vance, its affiliates and certain Fund service providers (as described in the Statement of Additional Information). The initial minimum investment also is waived for individual accounts of a financial intermediary that charges an ongoing fee for its services or offers Class I shares through a no-load network or platform (in each case, as described above), provided the aggregate value of such accounts invested in Class I shares of a Fund is at least $250,000 (or is anticipated by the principal underwriter to reach $250,000) and for corporations, endowments, foundations and qualified plans with assets of at least $100 million.

Class I shares may be purchased through an investment dealer or by requesting your bank to transmit immediately available funds (Federal Funds) by wire. To make an initial investment by wire, you must telephone the Fund Order Department at 1-800-262-1122 to advise of your action and to be assigned an account number. An account application form then must be promptly forwarded to the transfer agent (see back cover for address). You may request a current account application by calling 1-800-262-1122. Additional investments may be made at any time through the same wire procedure. The Fund Order Department must be advised by telephone of each transmission.

Purchases will be executed at the net asset value next determined after their receipt in good order by each Fund’s transfer agent. A Fund’s transfer agent or your investment dealer must receive your purchase in good order no later than the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. eastern time) for your purchase to be effected at that day’s net asset value. If you purchase shares through an investment dealer, that dealer may charge you a fee for executing the purchase for you. Each Fund may suspend the sale of its shares at any time and any purchase order may be refused.

Restrictions on Excessive Trading and Market Timing. The Funds are not intended for excessive trading or market timing. Market timers seek to profit by rapidly switching money into a fund when they expect the share price of the fund to rise and taking money out of the fund when they expect those prices to fall. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of a fund’s shares may dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, excessive purchases and sales or exchanges of a fund’s shares may cause a fund to have difficulty implementing its investment strategies, may force the fund to sell portfolio securities at inopportune times to raise cash or may cause increased expenses (such as increased brokerage costs, realization of taxable capital gains without attaining any investment advantage or increased administrative costs).

A fund that invests all or a portion of its assets in foreign securities may be susceptible to a time zone arbitrage strategy in which shareholders attempt to take advantage of Fund share prices that may not reflect developments in a foreign securities market that occur after the close of such market but prior to the pricing of Fund shares. In addition, a fund that invests in securities that are, among other things, thinly traded, traded infrequently or relatively illiquid (including restricted securities) is susceptible to the risk that the current market price for such securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (commonly referred to as “price arbitrage”). The investment adviser or the sub-adviser is authorized to use the fair value of a security if prices are unavailable or are deemed unreliable (see “Valuing Shares”). The use of fair value pricing and the restrictions on excessive trading and market timing described below are intended to reduce a shareholder’s ability to engage in price or time zone arbitrage to the detriment of the Funds.

The Boards of Trustees of the Eaton Vance funds have adopted policies to discourage short-term trading and market timing and to seek to minimize their potentially detrimental effects. Pursuant to these policies, if an investor (through one or more accounts) makes more than two round-trip exchanges (exchanging from one fund to another fund and back again) within

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12 months, it will be deemed to constitute market timing or excessive trading. Under the policies, each Fund or its principal underwriter will reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in the Eaton Vance funds if the Fund or the principal underwriter determines that a proposed transaction involves market timing or excessive trading that it believes is likely to be detrimental to the Fund. Each Fund and its principal underwriter cannot ensure that they will be able to identify all cases of market timing and excessive trading, although they believe they have adequate procedures in place to attempt to do so. Each Fund or its principal underwriter may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in a Fund are inherently subjective and will be made in a manner believed to be in the best interest of a Fund’s shareholders. No Eaton Vance fund has any arrangement to permit market timing.

The Funds and the principal underwriter have provided guidance to financial intermediaries (such as banks, broker-dealers, insurance companies and retirement administrators) concerning the application of the Eaton Vance funds’ market timing and excessive trading policies to Fund shares held in omnibus accounts maintained and administered by such intermediaries, including guidance concerning situations where market timing or excessive trading is considered to be detrimental to a Fund. Each Fund or its principal underwriter may rely on a financial intermediary’s policy to restrict market timing and excessive trading if it believes that policy is likely to prevent market timing that is likely to be detrimental to each Fund. Such policy may be more or less restrictive than a Fund’s policy. Each Fund and the principal underwriter cannot ensure that these financial intermediaries will in all cases apply the policies of the Funds or their own policies, as the case may be, to accounts under their control.

Choosing a Share Class. Each Fund offers different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different sales charges and expenses and will likely have different share prices due to differences in class expenses. In choosing the class of shares that suits your investment needs, you should consider:

  how long you expect to own your shares;
  how much you intend to invest;
  the sales charge and total operating expenses associated with owning each class; and
  whether you qualify for a reduction or waiver of any applicable sales charges (see “Reducing or Eliminating Class A Sales Charges” under “Sales Charges” below).

Each investor’s considerations are different. You should speak with your investment dealer to help you decide which class of shares is best for you. Set forth below is a brief description of each class of shares offered by the Funds.

Class A shares are offered at net asset value plus a front-end sales charge of up to 5.75% . This charge is deducted from the amount you invest. The Class A sales charge is reduced for purchases of $50,000 or more. The sales charge applicable to your purchase may be reduced under the right of accumulation or a statement of intention, which are described in “Reducing or Eliminating Class A Sales Charges” under “Sales Charges” below. Some investors may be eligible to purchase Class A shares at net asset value under certain circumstances, which are also described below. Class A shares pay distribution and service fees of 0.25% annually of average daily net assets^. Returns on Class A shares are generally higher than returns on Class C shares because Class A has lower annual expenses than that Class.^

Class C shares are offered at net asset value with no front-end sales charge. If you sell your Class C shares within ^one year of purchase, you generally will be subject to a CDSC. The CDSC is deducted from your redemption proceeds. Under certain circumstances, the Class C CDSC may be waived (such as certain redemptions from tax-deferred retirement plan accounts). See “CDSC Waivers” under “Sales Charges” below. Class C shares pay distribution fees and service fees equal to 1.00% annually of average daily net assets. Returns on Class C shares are generally lower than returns on Class A shares because Class C has higher annual expenses than Class A.

Orders for Class C shares of one or more Eaton Vance funds will be refused when the total value of the purchase (including the aggregate value of all Eaton Vance fund shares held within the purchasing shareholder’s account) is $1,000,000 or more. Investors considering cumulative purchases of $1,000,000 or more, or who, after a purchase of shares, would own shares of Eaton Vance funds with a current market value of $1,000,000 or more, should consider whether Class A shares would be more advantageous and consult their investment dealer.

Class I shares are offered to clients of financial intermediaries who (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class I shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and qualified plans (as described above). Class I shares are also offered to

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investment and institutional clients of Eaton Vance and its affiliates and certain persons affiliated with Eaton Vance and certain fund service providers. Class I shares do not pay distribution or service fees. Returns on Class I shares generally are higher than returns on other classes because Class I has lower annual expenses.

Payments to Investment Dealers. In addition to payments disclosed under "Sales Charges" below, the principal underwriter, out of its own resources, may make cash payments to certain investment dealers who provide marketing support, transaction processing and/or administrative services and, in some cases, include some or all Eaton Vance funds in preferred or specialized selling programs. Payments made by the principal underwriter to an investment dealer may be significant and are typically in the form of fees based on Fund sales, assets, transactions processed and/or accounts attributable to that investment dealer. Investment dealers also may receive amounts from the principal underwriter in connection with educational or due diligence meetings that include information concerning Eaton Vance funds. The principal underwriter may pay or allow other promotional incentives or payments to investment dealers to the extent permitted by applicable laws and regulations.

Certain investment dealers that maintain “street name” or omnibus accounts provide sub-accounting, recordkeeping and/ or administrative services to the Eaton Vance funds and are compensated for such services by the funds. As used in this prospectus, the term “investment dealer” includes any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, their designated intermediaries and any other firm having a selling, administration or similar agreement with the principal underwriter or its affiliates.

Sales Charges

Class A Front-End Sales Charge. Class A shares are offered at net asset value per share plus a sales charge that is determined by the amount of your investment. The current sales charge schedule is:

	Sales Charge*	Sales Charge*	Dealer Commission
	as Percentage of	as Percentage of Net	as a Percentage of
Amount of Purchase	Offering Price	Amount Invested	Offering Price

Less than $50,000	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.75%	4.99%	4.00%
$100,000 but less than $250,000	3.75%	3.90%	3.00%
$250,000 but less than $500,000	3.00%	3.09%	2.50%
$500,000 but less than $1,000,000	2.00%	2.04%	1.75%
$1,000,000 or more	0.00**	0.00**	1.00%

*	Because the offering price per share is rounded to two decimal places, the actual sales charge you pay on a purchase of Class A shares may be more or less than your total purchase amount multiplied by the applicable sales charge percentage.

**	No sales charge is payable at the time of purchase on investments of $1 million or more. A CDSC of 1.00% will be imposed on such investments (as described below) in the event of redemptions within 18 months of purchase.

The principal underwriter may also pay commissions of up to 1.00% on sales of Class A shares made at net asset value to certain tax-deferred retirement plans.

Reducing or Eliminating Class A Sales Charges. Front-end sales charges on purchases of Class A shares may be reduced under the right of accumulation or under a statement of intention. To receive a reduced sales charge, you must inform your investment dealer or a Fund at the time you purchase shares that you qualify for such a reduction. If you do not let your investment dealer or the Fund know you are eligible for a reduced sales charge at the time of purchase, you will not receive the discount to which you may otherwise be entitled.

Under the right of accumulation, the sales charge you pay is reduced if the current market value of your holdings in a Fund or any other Eaton Vance fund (based on the current maximum public offering price) plus your new purchase total $50,000 or more. Class A, Advisers Class, Class B, Class C, Class I and/or Class R shares of a Fund or other Eaton Vance funds, as well as shares of Eaton Vance Money Market Fund, owned by you may be included for this purpose. Shares of Eaton Vance Cash Management Fund and Eaton Vance Tax Free Reserves cannot be included under the right of accumulation. Shares owned by you, your spouse and children under age twenty-one may be combined for purposes of the right of accumulation, including shares held for the benefit of any of you in omnibus or “street name” accounts. In addition, shares held in a trust or fiduciary account of which any of the foregoing persons is the sole beneficiary (including retirement accounts) may be combined for purposes of the right of accumulation. Shares purchased and/or owned in a SEP, SARSEP and SIMPLE IRA plan also may be combined for

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purposes of the right of accumulation for the plan and its participants. You may be required to provide documentation to establish your ownership of shares included under the right of accumulation (such as account statements for you, your spouse and children or marriage certificates, birth certificates and/or trust or other fiduciary-related documents).

Under a statement of intention, purchases of $50,000 or more made over a 13-month period are eligible for reduced sales charges. Shares eligible under the right of accumulation (other than those included in employer-sponsored retirement plans) may be included to satisfy the amount to be purchased under a statement of intention. Under a statement of intention, the principal underwriter may hold 5% of the dollar amount to be purchased in escrow in the form of shares registered in your name until you satisfy the statement or the 13-month period expires. A statement of intention does not obligate you to purchase (or a Fund to sell) the full amount indicated in the statement.

Class A shares are offered at net asset value (without a sales charge) to clients of financial intermediaries who (i) charge an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class A shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and pension plans (including tax-deferred retirement plans and profit sharing plans). Class A shares also are offered at net asset value to investment and institutional clients of Eaton Vance and its affiliates; certain persons affiliated with Eaton Vance; and to certain fund service providers as described in the Statement of Additional Information. Class A shares may also be purchased at net asset value pursuant to the reinvestment privilege and exchange privilege and when distributions are reinvested. See “Shareholder Account Features” for details.

Contingent Deferred Sales Charge. Each Class of shares with the exception of Class I shares is subject to a CDSC on certain redemptions. Class A shares purchased at net asset value in amounts of $1 million or more are subject to a 1.00% CDSC if redeemed within 18 months of purchase. Class C shares are subject to a 1.00% CDSC if redeemed within one year of purchase.

The sales commission payable to investment dealers in connection with sales of Class C shares is described under “Distribution and Service Fees” below.

CDSC Waivers. CDSCs are waived for certain redemptions pursuant to a Withdrawal Plan (see “Shareholder Account Features”) and for Class C shares, in connection with certain redemptions from tax-deferred retirement plans. The CDSC is also waived following the death of a beneficial owner of shares (a death certificate and other applicable documents may be required).

Distribution and Service Fees. Class A and Class C shares have in effect a plan under Rule 12b-1 that allows each Fund to pay distribution fees for the sale and distribution of shares (so-called “12b-1 fees”) and service fees for personal and/or shareholder account services. Class C shares pay distribution fees to the principal underwriter of 0.75% of average daily net assets annually. Because these fees are paid from Fund assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges. The principal underwriter compensates investment dealers on sales of Class C shares (except exchange transactions and reinvestments) in an amount equal to 1% of the purchase price of the shares. After the first year, investment dealers also receive 0.75% of the value of Class C shares in annual distribution fees. Class C shares also pay service fees to the principal underwriter equal to 0.25% of average daily net assets annually. Class A shares pay distribution and service fees equal to 0.25% of average daily net assets annually. After the sale of shares, the principal underwriter receives the Class A distribution and service fees and the Class C service fees for one year and thereafter investment dealers generally receive them based on the value of shares sold by such dealers for shareholder servicing performed by such investment dealers. Distribution and service fees are subject to the limitations contained in the sales charge rule of the Financial Industry Regulatory Authority.

More information about sales charges is available free of charge on the Eaton Vance website at www.eatonvance.com and in the Statement of Additional Information. Please consult the Eaton Vance website for any updates to sales charge information before making a purchase of Fund shares.

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Redeeming Shares

You can redeem shares in any of the following ways:

By Mail	Send your request to the transfer agent along with any certificates and stock powers. The request must be signed exactly as your account is registered and signature guaranteed. You can obtain a signature guarantee at banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations that participate in the Securities
Transfer Association’s Medallion Program. Only signature guarantees issued in accordance with the Securities Transfer Association’s Medallion Guarantee
Program (STAMP) will be accepted. You may be asked to provide additional documents if your shares are registered in the name of a corporation, partnership or fiduciary.
By Telephone	You can redeem up to $100,000 per account (which may include shares of one or more Eaton Vance funds) per day by calling 1-800-262-1122 Monday through
Friday, 8:00 a.m. to 7:00 p.m. (eastern time). Proceeds of a telephone redemption can be mailed only to the account address. Shares held by corporations, trusts or certain other entities and shares that are subject to fiduciary arrangements cannot be redeemed by telephone.
Through an Investment Dealer	Your investment dealer is responsible for transmitting the order promptly. An investment dealer may charge a fee for this service.

If you redeem shares, your redemption price will be based on the net asset value per share next computed after the redemption request is received in good order by a Fund’s transfer agent. Your redemption proceeds will be paid in cash within seven days, reduced by the amount of any applicable CDSC and any federal income tax required to be withheld. Payments will be sent by mail. However, if you have given complete written authorization in advance, you may request that the redemption proceeds be wired directly to your bank account. The bank designated may be any bank in the United States. The request may be made by calling 1-800-262-1122 or by sending a signature guaranteed letter of instruction to the transfer agent (see back cover for address). Corporations, trusts and other entities may need to provide additional documentation. You may be required to pay the costs of such transaction by a Fund or your bank. No costs are currently charged by a Fund. Each Fund may suspend or terminate the expedited payment procedure upon at least 30 ^days’ notice.

If you recently purchased shares, the proceeds of a redemption will not be sent until the purchase check (including a certified or cashier’s check) has cleared. If the purchase check has not cleared, redemption proceeds may be delayed up to 15 days from the purchase date. If your account value falls below $750 (other than due to market decline), you may be asked either to add to your account or redeem it within 60 days. If you take no action, your account will be redeemed and the proceeds sent to you.

While redemption proceeds are normally paid in cash, redemptions may be paid by distributing marketable securities. If you receive securities, you could incur brokerage or other charges in converting the securities to cash.

Shareholder Account Features

Once you purchase shares, the transfer agent establishes an account for you.

Distributions. You may have your Fund distributions paid in one of the following ways:

•Full Reinvest Option	Dividends and capital gains are reinvested in additional shares. This option will be assigned if you do not specify an option.
•Partial Reinvest Option	Dividends are paid in cash and capital gains are reinvested in additional shares.
•Cash Option	Dividends and capital gains are paid in cash.
•Exchange Option	Class A and Class C dividends and/or capital gains are reinvested in additional shares of any class of another Eaton Vance fund chosen by you, subject to the terms of that fund’s prospectus. Before selecting this option, you must obtain a prospectus of the other fund and consider its objectives, risks, and charges and expenses carefully.

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Information about the Funds. From time to time, you may be mailed the following:

•Semiannual and annual reports containing a list of portfolio holdings as of the end of the second and fourth fiscal quarters, respectively, performance information and financial statements.

•Periodic account statements, showing recent activity and total share balance.

 •Form 1099 and tax information needed to prepare your income tax returns.

 •Proxy materials, in the event a shareholder vote is required.

•Special notices about significant events affecting your Fund.

Each Fund will file with the Securities and Exchange Commission (“SEC”) a list of its portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q. Each Fund’s annual and semiannual reports (as filed on Form N-CSR) and each Form N-Q may be viewed on the SEC’s website (www.sec.gov). The most recent fiscal and calendar quarter end holdings may also be viewed on the Eaton Vance website (www.eatonvance.com). Portfolio holdings information that is filed with the SEC is posted on the Eaton Vance website approximately 60 days after the end of the quarter to which it relates. Portfolio holdings information as of each calendar quarter end is posted to the website 30 days after such quarter end. Each Fund also posts information about certain portfolio characteristics (such as top ten holdings and asset allocation) as of the most recent calendar quarter end on the Eaton Vance website approximately ten business days after the calendar quarter end.

The Eaton Vance funds have established policies and procedures with respect to the disclosure of portfolio holdings and other information concerning Fund characteristics. A description of these policies and procedures is provided in the Statement of Additional Information. Such policies and procedures regarding disclosure of portfolio holdings are designed to prevent the misuse of material, non-public information about the funds.

Withdrawal Plan. You may redeem shares on a regular monthly or quarterly basis by establishing a systematic withdrawal plan. Withdrawals will not be subject to any applicable CDSC if they are, in the aggregate, less than or equal to 12% annually of the greater of either the initial account balance or the current account balance. Because purchases of Class A shares are generally subject to an initial sales charge, Class A shareholders should not make withdrawals from their accounts while also making purchases.

Tax-Deferred Retirement Plans. All Classes of shares are available for purchase in connection with certain tax-deferred retirement plans. Call 1-800-262-1122 for information. Distributions will be invested in additional shares for all tax-deferred retirement plans.

Exchange Privilege. You may exchange your Fund shares for shares of the same Class of another Eaton Vance fund or, in the case of Class C shares, Eaton Vance Money Market Fund. Exchanges are made at net asset value. If your shares are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate. For purposes of the CDSC, your shares will continue to age from the date of your original purchase of Fund shares.

Before exchanging, you should read the prospectus of the new fund carefully. Exchanges are subject to the terms applicable to purchases of the new fund’s shares as set forth in its prospectus. If you wish to exchange shares, write to the transfer agent (see back cover for address) or call 1-800-262-1122. Periodic automatic exchanges are also available. The exchange privilege may be changed or discontinued at any time. You will receive 60 days’ notice of any material change to the privilege. This privilege may not be used for “market timing”. If an account (or group of accounts) makes more than two round-trip exchanges (exchanged from one fund to another and back again) within 12 months, it will be deemed to be market timing. As described under “Purchasing Shares”, the exchange privilege may be terminated for market timing accounts or for other reasons.

Reinvestment Privilege. If you redeem shares, you may reinvest at net asset value all or any portion of the redemption proceeds in the same class of shares of the Fund you redeemed from, provided that the reinvestment occurs within 60 days of the redemption, and the privilege has not been used more than once in the prior 12 months. Under these circumstances your account will be credited with any CDSC paid in connection with the redemption. Any CDSC period applicable to the shares you acquire upon reinvestment will run from the date of your original share purchase. Reinvestment requests must be in writing. At the time of a reinvestment, you or your financial intermediary must notify the Fund or the transfer agent that you are reinvesting redemption proceeds in accordance with this privilege. If you reinvest, your purchase will be at the next determined net asset value following receipt of your request.

Telephone and Electronic Transactions. You can redeem or exchange shares by telephone as described in this prospectus. In addition, certain transactions may be conducted through the Internet. The transfer agent and the principal underwriter have procedures in place to authenticate telephone and electronic instructions (such as using security codes or verifying

18

personal account information). As long as the transfer agent and principal underwriter follow reasonable procedures, they will not be responsible for unauthorized telephone or electronic transactions and you bear the risk of possible loss resulting from these transactions. You may decline the telephone redemption option on the account application. Telephone instructions are recorded.

“Street Name” Accounts. If your shares are held in a “street name” account at an investment dealer, that dealer (and not the Fund or its transfer agent) will perform all recordkeeping, transaction processing and distribution payments. Because the Fund will have no record of your transactions, you should contact your investment dealer to purchase, redeem or exchange shares, to make changes in your account, or to obtain account information. You will not be able to utilize a number of shareholder features, such as telephone transactions, directly with a Fund. If you transfer shares in a “street name” account to an account with another investment dealer or to an account directly with a Fund, you should obtain historical information about your shares prior to the transfer.

Procedures for Opening New Accounts. To help the government fight the funding of terrorism and money laundering activities, federal law requires each Fund to obtain, verify and record information that identifies each person who opens a Fund account, and each Fund has designated an anti-money laundering compliance officer. When you open an account, the transfer agent or your investment dealer will ask you for your name, address, date of birth and other identifying information. You also may be asked to produce a copy of your driver’s license and other identifying documents. If a person fails to provide the information requested, any application by that person to open a new account will be rejected. Moreover, if the transfer agent or the investment dealer is unable to verify the identity of a person based on information provided by that person, it may take additional steps including, but not limited to, requesting additional information from the person, closing the person’s account or reporting the matter to the appropriate federal authorities. If your account is closed for this reason, your shares may be automatically redeemed. If the Fund’s net asset value has decreased since your purchase, you will lose money as a result of this redemption.

Account Questions. If you have any questions about your account or the services available, please call Eaton Vance Shareholder Services at 1-800-262-1122, or write to the transfer agent (see back cover for address).

Tax Information

The Funds intend to make regular quarterly distributions to shareholders sourced from a Fund’s cash available for distribution. “Cash available for distribution” will consist of a Fund’s dividends and interest income after payment of Fund expenses, net option premiums received, and net realized and unrealized gains on stock investments. Distributions may not be paid if annual Fund (and Class) expenses exceed annual Fund income and net realized capital gains. Different Classes of a Fund ^may distribute different dividend amounts.

A Fund’s annual distributions may differ from annual net investment income. The investment income of a Fund will consist of all dividend and interest income accrued on portfolio investments, short-term capital gain (including short-term gains on option positions and gains on the sale of portfolio investments held for one year or less) in excess of long-term capital loss and income from certain hedging transactions, less all expenses of the Fund. Expenses of a Fund will be accrued each day. To the extent that a Fund’s net investment income for any year exceeds the total quarterly distributions paid during the year, the Fund will make a special distribution at or near year-end of such excess amount as may be required. Over time, all of a Fund’s investment company taxable income will be distributed.

At least annually, the Funds intend to distribute any net capital gain (which is the excess of net long-term capital gain over net short-term capital loss) or, alternatively, to retain all or a portion of the year’s net capital gain and pay federal income tax on the retained gain. As provided under federal tax law, shareholders of record as of the end of a Fund’s taxable year will include their attributable share of the retained gain in their income for the year as a long-term capital gain, and will be entitled to a tax credit or refund for the tax deemed paid on their behalf by the Fund. A Fund may treat the cash value of tax credit and refund amounts in connection with retained capital gains as a substitute for equivalent cash distributions.

If a Fund’s total quarterly distributions in any year exceed the amount of its net investment income for the year, any such excess would be characterized as a return of capital for federal income tax purposes to the extent not designated as a capital gain dividend. Distributions in any year may include a return of capital component. Under the Investment Company Act of 1940, as amended (the “1940 Act”), for any distribution that includes amounts from sources other than net income, a Fund is required to provide shareholders a written statement regarding the components of such distribution. Such a statement will be provided at the time of any distribution believed to include any such amounts.

A portion of any distribution of a Fund’s investment income may, and any distribution by a Fund of net realized short-term capital gains will, be taxed as ordinary income. Distributions of any net long-term capital gains will be taxed as long-term

19

capital gains. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares in the Fund. For taxable years beginning on or before December 31, 2010, distributions of investment income designated by a Fund as derived from "qualified dividend income" (as further described in the Statement of Additional Information) will be taxable to shareholders at the rates applicable to long-term capital gain provided holding period and other requirements are met by both the shareholder and the Fund. Over time, distributions by each Fund can generally be expected to include ordinary income, qualified dividend income and capital gain distributions taxable as long-term capital gains. A portion of each Fund’s income distributions may be eligible for the dividends-received deduction for corporations. A Fund’s distributions will be taxable as described above whether they are paid in cash or reinvested in additional shares.

Investors who purchase shares at a time when a Fund’s net asset value reflects accumulated net investment income and net capital gains that are either unrealized or realized but undistributed will pay the full price for the shares and then may receive some portion of the purchase price back as a taxable distribution. Certain distributions paid in January ^may be taxable to shareholders as if received on December 31 of the prior year. A redemption of Fund shares, including an exchange for shares of another fund, is a taxable transaction.

A Fund’s investments in foreign securities may be subject to foreign withholding or other foreign taxes, which would decrease the Fund’s return on such securities. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes paid by a Fund. In addition, investments in foreign securities or foreign currencies may increase or accelerate a Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

Shareholders should consult with their advisers concerning the applicability of federal, state, local, foreign and other taxes to an investment.

20

More Information

About the Funds: More information is available in the statement of additional information. The statement of additional information is incorporated by reference into this prospectus. Additional information about each Fund’s investments will be available in the annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during the past fiscal year. You may obtain free copies of the statement of additional information and the shareholder reports on Eaton Vance’s website at www.eatonvance.com or by contacting the principal underwriter:

Eaton Vance Distributors, Inc. The Eaton Vance Building 255 State Street Boston, MA 02109 1-800-262-1122 website: www.eatonvance.com

You will find and may copy information about each Fund (including the statement of additional information and shareholder reports): at the Securities and Exchange Commission’s public reference room in Washington, DC (call 1-202-^551-8090 for information on the operation of the public reference room); on the EDGAR Database on the SEC’s Internet site (http://www.sec.gov); or, upon payment of copying fees, by writing to the SEC’s public reference section, 100 F Street NE, Washington, DC 20549-
0102, or by electronic mail at publicinfo@sec.gov.

About Shareholder Accounts: You can obtain more information from Eaton Vance Shareholder
Services (1-800-262-1122). If you own shares and would like to add to, redeem or change your account, please write or call the transfer agent:^

Regular Mailing Address:	Overnight Mailing Address:	Phone Number:
Eaton Vance Funds	Eaton Vance Funds	1-800-262-1122
c/o PFPC Inc.	c/o PFPC Inc.	Monday - Friday
PO Box 9653	101 Sabin Street	8am - 7pm ET
Providence, RI 02940-9653	Pawtucket, RI 02860

The Funds’ SEC File No. is 811-01545.		EERMEP
3117-2/08	© 2008 Eaton Vance Management

STATEMENT OF ADDITIONAL INFORMATION February 29, 2008

Eaton Vance Enhanced Equity Option Income Fund Eaton Vance Risk-Managed Equity Option Income Fund

The Eaton Vance Building 255 State Street Boston, Massachusetts 02109 1-800-262-1122

This Statement of Additional Information (“SAI”) provides general information about the Funds. Each Fund is a diversified, open-end management investment company. Each Fund is a series of Eaton Vance Special Investment Trust (the “Trust”).
Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the prospectus. This SAI contains additional information about:

	Page		Page
Strategies and Risks	2	Purchasing and Redeeming Shares	20 ^
			^
Investment Restrictions	8	Sales Charges	21
			^
Management and Organization	9	Performance	23
			^
Investment Advisory and Administrative Services	14	Taxes	25
	^
Other Service Providers	18	Portfolio Securities Transactions	28
	^
Calculation of Net Asset Value	19	Financial Statements	30

Appendix A: Class A Fees, Performance and Ownership	31	Appendix D: ^Eaton Vance Funds Proxy Voting Policy and Procedures	34
Appendix B: ^Class C Fees, Performance and Ownership	32	Appendix E: ^Investment Adviser Proxy Voting Policies	36
Appendix C: Class I Fees, Performance and Ownership	33	^	^

Although each Fund offers only its shares of beneficial interest, it is possible that a Fund (or Class) might become liable for a misstatement or omission in this SAI regarding another Fund (or Class) because the Funds use this combined SAI. The Trustees of the Trust have con-
sidered this factor in approving the use of a combined SAI.

This SAI is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by the Funds’ relevant prospectus dated February 29, 2008, as supplemented from time to time, which is incorporated herein by reference. This SAI should be read in conjunction with the prospectus, which may be obtained by calling 1-800-262-1122.

© 2008 Eaton Vance Management

The following defined terms may be used herein: “SEC” for the Securities and Exchange Commission; “CFTC” for the Commodities Futures Trading Commission; “Code” for the Internal Revenue Code of 1986, as amended; “1940 Act” for the Investment Company Act of 1940, as amended; and “FINRA” for the Financial Industry Regulatory Authority.

STRATEGIES AND RISKS

Primary strategies are defined in the prospectus. The following is a description of the various investment practices that may be engaged in, whether as a primary or secondary strategy, and a summary of certain attendant risks. The investment adviser(s) may not buy any of the following instruments or use any of the following techniques unless it believes that doing so will help achieve the investment objective(s).

Common Stocks. Under normal market conditions, each Fund’s investment program will consist primarily of owning a diversified portfolio of common stocks and employing a variety of options strategies as described herein. Common stock represents an equity ownership interest in the issuing corporation. Holders of common stock generally have voting rights in the issuer and are entitled to receive common stock dividends when, as and if declared by the corporation’s board of directors. Common stock normally occupies the most subordinated position in an issuer’s capital structure. Returns on common stock investments consist of any dividends received plus the amount of appreciation or depreciation in the value of the stock.

Although common stocks have historically generated higher average returns than fixed-income securities over the long term and particularly during periods of high or rising concerns about inflation, common stocks also have experienced significantly more volatility in returns and may not maintain their real value during inflationary periods. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by a Fund. Also, the prices of common stocks are sensitive to general movements in the stock market and a drop in the stock market may depress the price of common stocks to which a Fund has exposure. Common stock prices fluctuate for many reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuer occur. In addition, common stock prices may be sensitive to rising interest rates as the costs of capital rise and borrowing costs increase.

Preferred Stocks. The Funds may invest in preferred stocks of both domestic and foreign issuers. Under normal market conditions, the Funds expects, with respect to that portion of its total assets invested in preferred stocks, to invest only in preferred stocks of investment grade quality as determined by S&P, Fitch or Moody’s or, if unrated, determined to be of comparable quality by Eaton Vance. The foregoing credit quality policies apply only at the time a security is purchased, and a Fund is not required to dispose of a security in the event of a downgrade of an assessment of credit quality or the withdrawal of a rating. Preferred stocks involve credit risk, which is the risk that a preferred stock will decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status.

Foreign Investments. Because foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a domestic company. Volume and liquidity in most foreign debt markets is less than in the United States and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. There is generally less government supervision and regulation of securities exchanges, broker-dealers and listed companies than in the United States. Payment for securities before delivery may be required. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies.

American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are certificates evidencing ownership of shares of a foreign issuer and are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, they continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include the political and economic risks of the underlying issuer’s country, as well as in the case of depositary receipts traded on non-U.S. markets, exchange risk. ADRs, EDRs and GDRs may be sponsored or unsponsored. Unsponsored receipts are established without the participation of the issuer. Unsponsored receipts may involve higher expenses, they may not pass-through voting or other shareholder rights, and they may be less liquid.

Foreign Currency Transactions. The value of foreign assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. Foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into derivative currency transactions. Currency futures contracts are exchange-traded and change in value to reflect movements of a currency or a basket of currencies. Settlement must be made in a designated currency.

Forward foreign currency exchange contracts are individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty. Such contracts may be used when a security denominated in a foreign currency is purchased or sold, or when the receipt in a foreign currency of dividend or interest payments on such a security is anticipated. A forward contract can then “lock in” the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. Additionally, when the investment adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the securities held that are denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible. In addition, it may not be possible to hedge against long-term currency changes. Cross-hedging may be used by using forward contracts in one currency (or basket of currencies) to hedge against fluctuations in the value of securities denominated in a different currency if the investment adviser determines that there is an established historical pattern of correlation between the two currencies (or the basket of currencies and the underlying currency). Use of a different foreign currency magnifies exposure to foreign currency exchange rate fluctuations. Forward contracts may also be used to shift exposure to foreign currency exchange rate changes from one currency to another. Short-term hedging provides a means of fixing the dollar value of only a portion of portfolio assets.

Currency transactions are subject to the risk of a number of complex political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying the derivative currency transactions. As a result, available information may not be complete. In an over-the-counter trading environment, there are no daily price fluctuation limits. There may be no liquid secondary market to close out options purchased or written, or forward contracts entered into, until their exercise, expiration or maturity. There is also the risk of default by, or the bankruptcy of, the financial institution serving as a counterparty.

Currency swaps involve the exchange of rights to make or receive payments in specified currencies and are individually negotiated. The entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The credit quality of the unsecured senior debt or the claims-paying ability of the other party thereto must be considered to be investment grade by the investment adviser at the time the swap is entered into. The use of currency swaps is a highly specialized activity which involves special investment techniques and risks. If the investment adviser is incorrect in its forecasts of market value and currency exchange rates, Fund performance may be adversely affected.

Options. The ^Enhanced Equity Fund will write (sell) ^covered call ^options on individual stocks and may write (sell) put options on individual stocks and purchase put options on individual stocks and on stock indices to seek to achieve its investment objective. The ^Risk-Managed Fund will write (sell) ^index call options, purchase index put options ^and ^write (sell) put options on individual stocks ^to seek to achieve its investment objective. There are numerous risks associated with transactions in options on securities or securities indexes. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. Options on individual stocks may be physically settled, requiring the underlying stock to be delivered upon exercise of the option or, alternatively, may have cash settlement provisions.

The trading price of options may be adversely affected if the market for such options becomes less liquid or smaller. The Funds may close out a written option position by buying the option instead of letting it expire or be exercised. Similarly, the Funds may close out a purchased option position by selling the option instead of holding until exercise. There can be no assurance that a liquid market will exist when the Funds seeks to close out an option position by buying or selling the option. The Funds’ options positions will be marked to market daily. The hours of trading for options may not conform to the hours during which common stocks held by the Funds are traded. To the extent that the options markets close before the markets for securities, significant price and rate movements can take place in the securities markets that would not be reflected concurrently in the options markets. The Funds’ options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded.

Writing put options on individual stocks involves a tradeoff between the options premiums received and exposure to declines in value of the stocks against which put options are written. Writing index call options involves a tradeoff between the option premiums received and reduced participation in potential stock market appreciation. Writing covered call options on individual stocks involves a tradeoff between the option premiums received and reduced participation in potential future stock price appreciation. Purchasing index put options or put options on individual stocks is a risk management technique that involves a tradeoff between the options premiums paid and a potential increase in value of the options positions in a stock market decline.

As the seller of put options on individual stocks, a Fund will receive cash (the premiums) from option purchasers. The purchaser of a put option assumes the right to sell (put) the stock to the seller of the option at a specified price (the exercise price) on or before the expiration date of the option. If the value of the stock on the option expiration date is above the exercise price, the option will generally expire worthless and a Fund, as option seller, will have no obligation to the option holders. If the value of the stock on the option expiration date is at or below the exercise price of the option, a Fund may be obligated to purchase the stock at the exercise price. A Fund may write put options on individual stocks to a significant extent. In the event of a substantial depreciation in the value of the underlying stock, the Funds may incur a substantial loss. To implement its put options program most effectively, the Funds anticipates that a substantial portion of its put writing activity on individual stocks will be conducted in over-the-counter (“OTC”) markets.

As the seller of index call options and call options on individual stocks, a Fund will receive cash (the premiums) from option purchasers. The purchaser of a call option has the right to any appreciation in the value of the applicable index or stock over a fixed price (the exercise price) as of a specified date in the future (the option valuation date). In writing call options, a Fund will, in effect, sell the potential appreciation in the value of the applicable index or stock above the exercise price in exchange for the option premium received. If, at expiration, an index call option sold by a Fund is exercised, a Fund will pay the purchaser the difference between the cash value of the applicable index and the exercise price of the option. If, at expiration, a call option on an individual security sold by a Fund is exercised, a Fund may be required to deliver the underlying security at the exercise price. The premium received, the exercise price and the market value of the applicable index will determine the gain or loss realized by a Fund as the seller of the index call option. Because their exercise is settled in cash, sellers of index call options such as the Funds cannot provide in advance for their potential settlement obligations by acquiring and holding the underlying securities.

As the purchaser of index put options or put options on individual stocks, a Fund will seek to benefit from a decline in the market prices of the underlying index, thereby hedging a Fund’s exposure to market risk. A Fund will pay a premium to the seller of the option for the right to receive payments of cash to the extent that the value of the applicable index or security declines below a fixed price (the exercise price) as of a specified date in the future (the option valuation date). If the index or security price is above the exercise price of the option as of the option valuation date, the option expires worthless and a Fund will not be able to recover the option premium paid. In buying index put options or put options on individual stocks, a Fund will, in effect, acquire protection against a decline in the value of the security or applicable index below the exercise price in exchange for the option premium paid. If, at expiration, a put option purchased by a Fund is exercised, a Fund will receiver from the option seller the difference between the cash value of the applicable index and the exercise price of the option. The premium paid, the exercise price and the market value of the applicable index or security will determine the gain or loss realized by a Fund as the buyer of the put option.

For a Fund’s index call options and index put options that qualify as “section 1256 contracts,” Code Section 1256 generally will require any gain or loss arising from the lapse, closing out or exercise of such positions to be treated as 60% long-term and 40% short-term capital gain or loss. In addition, a Fund generally will be required to “mark to market” (i.e., treat as sold for fair market value) each outstanding index option position at the close of each taxable year (and on October 31 of each year for excise tax purposes). If a “section 1256 contract” held by a Fund at the end of a taxable year is sold or closed out in the following year, the amount of any gain or loss realized on such sale will be adjusted to reflect the gain or loss previously taken into account under the “mark to market” rules. In addition to most exchange-listed index options, “section 1256 contracts” under the Code include certain other options contracts, certain regulated futures contracts, and certain other financial contracts.

A Fund’s positions in single stock options and index options that do not qualify as “section 1256 contracts” under the Code generally will be treated as equity options governed by Code Section 1234. Pursuant to Code Section 1234, if a written option expires unexercised, the premium received is short-term capital gain to a Fund. If a Fund enters into a closing transaction with respect to a written option, the difference between the premium received and the amount paid to close out its position is short-term capital gain or loss. If an option written by a Fund that is not a “section 1256 contract” is cash settled, any resulting gain or loss will be short-term. For an option purchased by a Fund that is not a “section 1256 contract” any gain or loss resulting from sale of the option will be a capital gain or loss, and will be short-term or long-term, depending upon the holding period for the option. If the option expires, the resulting loss is a capital loss and is short-term or long-term, depending upon the holding period for the option. If a put option written by a Fund is exercised and physically settled, the premium received is treated as a reduction in the amount paid to acquire the underlying securities, increasing the gain or decreasing the loss to be realized by a Fund upon sale of the securities. If a call option written by a Fund is exercised and physically settled, the premium received is included in the sale proceeds, increasing the gain or decreasing the loss realized by a Fund at the time of option exercise.

Temporary Investments. During unusual market circumstances, a Fund may temporarily invest a substantial portion of its assets in cash or cash equivalents. Cash equivalents are highly liquid, short-term securities such as commercial paper, time deposits, certificates of deposit, short-term notes and short-term United States government obligations. In moving to a substantial temporary investments position and in transitioning from such a position back into conformity with a Fund’s normal investment policies, a Fund may incur transaction costs that would not be incurred if a Fund had remained fully invested in accordance with such normal policies. The transition to and from a substantial temporary investments position may also result in a Fund having to sell common stocks and/or close out options positions and then later purchase common stocks and open new options positions in circumstances that might not otherwise be optimal. A Fund’s investment in such temporary investments under unusual market circumstances may not be in furtherance of a Fund’s investment objectives.

Dividend Capture Trading. A Fund may seek to enhance the level of tax-advantaged dividend income it receives by engaging in dividend capture trading. In a dividend capture trade, a Fund sells a stock on or shortly after the stock’s ex-dividend date and uses the sale proceeds to purchase one or more other stocks that are expected to pay dividends before the next dividend payment on the stock being sold. Through this practice, a Fund may receive more dividend payments over a given time period than if it held a single stock. In order for dividends received by a Fund to qualify for favorable tax treatment, a Fund must comply with the holding period and other requirements that apply to qualified dividend income. By complying with applicable holding period and other requirements while engaging in dividend capture trading, a Fund may be able to enhance the level of tax-advantaged dividend income it receives because it will receive more dividend payments qualifying for favorable treatment during the same time period than if it simply held its portfolio stocks. The use of dividend capture trading strategies will expose a Fund to increased trading costs and potentially higher short-term gain or loss.

^Writing Call Options on Individual Stocks. A Fund may write (sell) covered call options on individual common stocks held. A call option on a security is a contract that gives the holder of the option, in return for paying a premium, the right to buy from the writer of the option the security underlying the option at a specified exercise price. The writer of a call option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price. “American style” options may be exercised at any time during the term of the option, whereas “European style” options may be exercised only on the expiration date of the option. A Fund may not sell “naked” call options, i.e., options representing more shares of the stock than are held in the portfolio.

When-Issued Securities and Forward Commitments. Securities may be purchased on a “forward commitment” or “when-issued” basis (meaning securities are purchased or sold with payment and delivery taking place in the future) in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. However, the return on a comparable security when the transaction is consummated may vary from the return on the security at the time that the forward commitment or when-issued transaction was made. From the time of entering into the transaction until delivery and payment is made at a later date, the transacted securities are subject to market fluctuations. In forward commitment or when-issued transactions, if the seller or buyer, as the case may be, fails to consummate the transaction, the counterparty may miss the opportunity of obtaining a price or yield considered to be advantageous. Forward commitment or when-issued transactions may occur a month or more before delivery is due. However, no payment or delivery is made until payment is received or delivery is made from the other party to the transaction. A Fund does not intend to enter into forward commitment or when-issued transactions for the purpose of investment leverage.

Derivative Instruments. In addition to a Fund’s primary options strategies as described herein, a Fund may invest ^in other derivative instruments (which are instruments that derive their value from another instrument, security or index) acquired for hedging, risk management and investment purposes (to gain exposure to securities, securities markets, markets indices and/or currencies consistent with its investment objectives and policies). ^ As a result of a Fund’s primary options strategies and the ability to invest in other derivative instruments as described herein, 100% of a Fund’s total assets may be subject to derivative instruments. These strategies may be executed through the use of derivative contracts in the United States or abroad. In the course of pursuing these investment strategies, a Fund may purchase and sell derivative contracts based on equity and fixed-income indices and other instruments, purchase and sell futures contracts and options thereon, and enter into various transactions such as swaps, caps, floors or collars. In addition, derivatives may also include new techniques, instruments or strategies that are not currently available. Derivative instruments may be used by a Fund to enhance returns or as a substitute for the purchase or sale of securities. The loss on derivative instruments (other than purchased options) may substantially exceed an investment in these instruments.

Swaps. Swap contracts may be purchased or sold to hedge against fluctuations in securities prices, interest rates or market conditions, to mitigate non-payment or default risk or to gain exposure to particular securities, baskets of securities, indices or currencies. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) on different currencies, securities, baskets of currencies or securities, indices or other instruments, which returns are calculated with respect to a “notional amount,” i.e., the designated referenced amount of exposure to the underlying instruments. A Fund will enter into swaps only on a net basis, i.e., the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. If the other party to a swap defaults, a Fund’s risk of loss consists of the net amount of payments that a Fund is contractually entitled to receive. The use of swaps is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in its forecasts of market values, interest rates and other applicable factors, the total return performance of a Fund would be unfavorably affected.

Total Return Swaps. Total return swaps are contracts in which one party agrees to make payments of the total return from the designated underlying asset(s), which may include securities, baskets of securities, or securities indices during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from other designated underlying asset(s).

Interest Rate Swaps. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of fixed rate payments for floating rate payments).

Futures and Options on Futures. A Fund may purchase and sell various kinds of financial futures contracts and options thereon to seek to hedge against changes in stock prices or interest rates, for other risk management purposes or to gain exposure to certain securities, indices and currencies. Futures contracts may be based on various securities indices and securities. Such transactions involve a risk of loss or depreciation due to adverse changes in securities prices, which may exceed a Fund’s initial investment in these contracts. A Fund will only purchase or sell futures contracts or related options in compliance with the rules of the ^CFTC. These transactions involve transaction costs. It is expected that most futures contracts and options on futures entered into by a Fund will be treated as “section 1256 contracts” under the Code.

Asset Coverage. To the extent required by SEC guidelines, ^each Fund will only engage in transactions that expose it to an obligation to another party if it owns either (1) an offsetting (“covered”) position for the same type of financial asset, or (2) cash or liquid securities, segregated with its custodian, with a value sufficient at all times to cover its potential obligations not covered as provided in (1). Assets used as cover or segregated with the custodian cannot be sold while the position(s) requiring cover is open unless replaced with other appropriate assets. As a result, if a large portion of assets is segregated or committed as cover, it could impede portfolio management or the ability to meet redemption requests or other current obligations.

Securities Lending. As described in the prospectus, a Fund may seek to earn income by lending portfolio securities to broker-dealers and other institutional investors. Cash collateral received by a Fund in respect of loaned securities is invested in Eaton Vance Cash Collateral Fund, LLC (“Cash Collateral Fund”), a privately offered investment company holding high quality, U.S. dollar denominated money market instruments. As compensation for its services as manager, Eaton Vance is paid a fee at a rate of 0.08% annually of the average daily net assets of Cash Collateral Fund. Eaton Vance pays all of Cash Collateral Fund’s custody, audit and other ordinary operating expenses, excluding extraordinary, non-recurring items such as expenses incurred in connection with litigation, proceedings, claims and reorganization expenses. Payments to Eaton Vance for managing Cash Collateral Fund are in addition to the investment advisory fee paid by a Fund to Eaton Vance.

Repurchase Agreements. Each Fund may enter into repurchase agreements (the purchase of a security coupled with an agreement to resell at a specified date and price) with respect to its permitted investments. In the event of the bankruptcy of the counterparty to a repurchase agreement, recovery of cash may be delayed. To the extent that, in the meantime, the value of the purchased securities may have decreased, a loss could result. Repurchase agreements which mature in more than seven days will be treated as illiquid. The terms of a repurchase agreement will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the agreement, and will be marked to market daily.

Short Sales. Each Fund may sell individual securities short if it owns at least an equal amount of the security sold short or has at the time of sale a right to obtain securities equivalent in kind and amount to the securities sold and provided that, if such right is conditional, the sale is made upon the same conditions (a covered short sale). Each Fund may sell short securities representing an index or basket of securities whose constituents the Fund holds in whole or in part. A short sale of an index or basket of securities will be a covered short sale if the underlying index or basket of securities is the same or substantially identical to securities held by the Fund. Each Fund may sell a security short if it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short without payment of further compensation (a short sale against-the-box).

The seller of a short position generally realizes a profit on the transaction if the price it receives on the short sale exceeds the cost of closing out the position by purchasing securities in the market, but generally realizes a loss if the cost of closing out the short position exceeds the proceeds of the short sale. The exposure to loss on covered short sales (to the extent the value of the security sold short rises instead of falls) is offset by the increase in the value of the underlying security or securities retained. The profit or loss on a covered short sale is also affected by the borrowing cost of any securities borrowed in connection with the short sale (which will vary with market conditions) and use of the proceeds of the short sale. A Fund expects normally to close its short sales against-the-box by delivering newly-acquired stock.

Exposure to loss on an index or a basket of securities sold short will not be offset by gains on other securities holdings to the extent that the constituent securities of the index or a basket of securities sold short are not held by the Fund. Such losses may be substantial.

Pooled Investment Vehicles. Each Fund reserves the right to invest up to 10% of its total assets, calculated at the time of purchase, in the securities of pooled investment vehicles, including other investment companies unaffiliated with the investment adviser. Each Fund will indirectly bear its proportionate share of any management fees paid by pooled investment vehicles in which it invests in addition to the investment advisory fee paid by each Fund. Please refer to “Cash Equivalents” for additional information about investments in other investment companies. The 10% limitation does not apply to investments in money market funds and certain other pooled investment vehicles. If ^a Fund invests in Cash Management Portfolio, an affiliated money market fund, the management fee paid on such investment will be credited against ^the Fund management fee.

ReFlow Liquidity Program. Each Fund may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are to settle the next business day. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net sales, at the end of a maximum holding period determined by ReFlow (currently 28 days) or at other times at ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder. For use of the ReFlow service, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily auction among participating mutual funds. The current minimum fee rate is 0.15% of the value of the fund shares purchased by ReFlow although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. Such fee is allocated among a fund’s share classes based on relative net assets. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund’s objective, policies or anticipated performance. ReFlow will purchase Class I at net asset value and will not be subject to any sales charge, investment minimum or redemption fee applicable to such shares. Investments in a fund by ReFlow in connection with the ReFlow liquidity program are not subject to the two round trip limitation described in “Restrictions on Excessive Trading and Market Timing” under “Purchasing Shares” in the prospectus. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. The investment adviser believes that the program assists in stabilizing a Fund’s net assets to the benefit of the Fund and its shareholders. To the extent a Fund’s net assets do not decline, the investment adviser may also benefit.

Cash Equivalents. Each Fund may invest in cash equivalents to invest daily cash balances or for temporary defensive purposes. Cash equivalents are highly liquid, short-term securities such as commercial paper, time deposits, certificates of deposit, short-term notes and short-term U.S. Government obligations and may include Cash Management Portfolio, an affiliated money market fund which invests in such short-term securities.

Portfolio Turnover. ^A Fund cannot accurately predict its portfolio turnover rate, but the annual turnover rate may exceed 100% (excluding turnover of securities having a maturity of one year or less). A high turnover rate (100% or more) necessarily involves greater expenses to each Fund and may result in a realization of net short-term capital gains. ^

Diversified Status. ^Each Fund is a “diversified” investment company under the 1940 Act. This means that with respect to 75% of its total ^assets (1) it may not invest more than 5% of its total assets in the securities of any one issuer (except

U.S. Government obligations^) and (2) it may not own more than 10% of the outstanding voting securities of any one ^issuer. With respect to no more than 25% of its total assets, investments are not subject to the foregoing restrictions^.

INVESTMENT RESTRICTIONS

The following investment restrictions of each Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of a Fund’s outstanding voting securities, which as used in this SAI means the lesser of: (a) 67% of the shares of a Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting; or (b) more than 50% of the outstanding shares of a Fund^. Accordingly, each Fund may not:

^

(1)	Borrow money or issue senior securities except as permitted by the 1940 Act;

(2)	Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). The deposit or payment by the Fund of initial, maintenance or variation margin in connection with all types of options and futures contract transactions is not considered the purchase of a security on margin;

(3)	Engage in the underwriting of securities;

(4)	Buy or sell real estate (although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate), commodities or commodity contracts for the purchase or sale of physical ^commodities. Physical commodities do not include futures contracts with respect to securities, securities indices, currency or other financial instruments;

(5)	Make loans to other persons, except by (a) the acquisition of debt securities and making portfolio investments, (b) entering into repurchase agreements, (c) lending portfolio securities and (d) lending cash consistent with applicable law;

(6)	With respect to 75% of its total assets, invest more than 5% of its total assets (taken at current value) in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies; or

(7)	Concentrate its investments in any particular industry, but, if deemed appropriate for the Fund's objective, up to (but less than) 25% of the value of its assets may be invested in securities of companies in any one industry.

In connection with Restriction (^1) above, the 1940 Act currently permits investment companies to borrow money so long as there is 300% asset coverage of the borrowing (i.e., borrowings do not exceed one-third of the investment company’s total assets after subtracting liabilities other than the borrowings)^. There is no current intent to borrow money except for the limited purposes described in the prospectus.

Notwithstanding the investment policies and restrictions of ^each Fund, ^the Fund may invest its investable assets in another open-end management investment company (a portfolio) with substantially the same investment objective, policies and restrictions as the Fund; moreover, subject to Trustee ^approval the Fund may invest its investable assets in two or more open-end management investment companies which together have substantially the same investment objective, policies and restrictions as the Fund, to the extent permitted by Section 12(d)(1)(G) of the 1940 Act.

The following nonfundamental investment policies have been adopted by each Fund. A nonfundamental investment policy may be changed by the Trustees with respect to a Fund without approval by the Fund’s shareholders. Each Fund will not:

  make short sales of securities or maintain a short position, unless at all times when a short position is open (i) it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short or (ii) it holds in a segregated account cash or other liquid securities (to the extent required under the 1940 Act) in an amount equal to the current market value of the securities sold short, and unless not more than 25% of its net assets (taken at current value) is held as collateral for such sales at any one time; or
  invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees, or its delegate, determines to be liquid. Any such determination by a delegate will be made pursuant to procedures adopted by the Board. When investing in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

Whenever an investment policy or investment restriction set forth in the prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the acquisition by a Fund of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances or any subsequent rating change made by a rating service (or as determined by the investment adviser if the security is not rated by a rating agency), will not compel a Fund to dispose of such security or other asset. However, a Fund must always be in compliance with the borrowing policy and limitation on investing in illiquid securities set forth above. If a sale of securities is required to comply with the 15% limit on illiquid securities, such sales will be made in an orderly manner with consideration of the best interests of shareholders.

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of the Trust are responsible for the overall management and supervision of the affairs of the Trust. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the ^Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109^. ^As used in this SAI, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance Inc. and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of Eaton Vance and BMR. EVD is the principal underwriter of each ^Fund(see "Principal Underwriter" under "Other Service Providers"). Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with Eaton Vance listed below.

Number of Portfolios
in Fund Complex
	Position(s) with	Term of Office and		Overseen By
Name and Date of Birth	the Trust	Length of Service	Principal Occupation(s) During Past Five Years	Trustee(1)	Other Directorships Held

Interested Trustee

THOMAS E. FAUST JR.	Trustee and	Trustee since 2007	Chairman, Chief Executive Officer and President of EVC, President of EV,	^175	Director of EVC
5/31/58	President	and President since	Chief Executive Officer and President of ^Eaton Vance and BMR, and
		2002	Director of EVD. Trustee and/or officer of ^177 registered investment companies and 5 private investment companies managed by Eaton
Vance or BMR. Mr. Faust is an interested person because of his positions with BMR, Eaton Vance, EVC, EVD and EV, which are affiliates of the Trust.

Noninterested Trustees

BENJAMIN C. ESTY	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration,	^177	None
1/2/63			Harvard University Graduate School of Business ^Administration.

ALLEN R. FREEDMAN	Trustee	Since 2007	Former Chairman (2002-2004) and ^a Director (1983-2004) of	^177	Director of Assurant, Inc^.
4/3/40			^Systems & Computer Technology Corp. (^provider of software to		(insurance provider), and
			higher education). Formerly, a Director of Loring Ward International		Stonemor Partners L.P. (owner
			(fund distributor) (2005-2007). Formerly Chairman and a Director of		and operator of cemeteries)
Indus International Inc. (provider of enterprise management software to the power generating industry) (2005-2007).

WILLIAM H. PARK	Trustee	Since 2003	Vice Chairman, Commercial Industrial Finance Corp. (specialty finance	^177	None
9/19/47			company) (since 2006). Formerly, President and Chief Executive
Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005).

RONALD A. PEARLMAN	Trustee	Since 2003	Professor of Law, Georgetown University Law Center.	^177	None
7/10/40

Number of Portfolios
in Fund Complex
	Position(s) with	Term of Office and		Overseen By
Name and Date of Birth	the Trust	Length of Service	Principal Occupation(s) During Past Five Years	Trustee(1)	Other Directorships Held

NORTON H. REAMER	Trustee	Since 1989	Chairman (since 2007) and President, Chief Executive Officer and a	^177	None
9/21/35			Director (since 2003) of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) (since
^ 2003). President, Unicorn Corporation (an investment and financial advisory services company) (since September 2000). Formerly,
Chairman and Chief Operating Officer, Hellman, Jordan Management
Co., Inc. (an investment management company) (2000-2003).
Formerly, Advisory Director of Berkshire Capital Corporation
(investment banking firm) (2002-2003).

HEIDI L. STEIGER	Trustee	Since 2007	President, Lowenhaupt Global Advisors, LLC (global wealth	^175	Director of Nuclear Electric
7/8/53			management firm) (since 2005). Formerly, President and		Insurance Ltd. (nuclear
			Contributing Editor, Worth Magazine (2004-2005). Formerly,		insurance provider) and Aviva
			Executive Vice President and Global Head of Private Asset Management		USA (insurance provider)
(and various other positions), Neuberger Berman (investment firm)
(1986-2004).

LYNN A. STOUT	Trustee	Since 1998	Paul Hastings Professor of Corporate and Securities ^Law (since 2006)	^177	None
9/14/57			and Professor of Law (2001-2006), University of California at Los
Angeles School of Law.

RALPH F. VERNI	Chairman of the	Chairman since	Consultant and private investor.	^177	None
1/26/43	Board and Trustee	2007 and Trustee
since 2005

(1)Includes both master and feeder funds in a master-feeder structure.

Principal Officers who are not Trustees
	Position(s) with	Term of Office and
Name and Date of Birth	^the Trust	Length of Service	Principal Occupation(s) During Past Five Years

^

MICHAEL A. ALLISON	Vice President	Since 2007	Vice President of Eaton Vance and BMR. Officer of ^19 registered investment companies managed
10/26/64			by Eaton Vance or BMR.

J. SCOTT CRAIG	Vice President	Since 2006	Vice President of Eaton Vance and BMR since January 2005. Formerly, Director-Real Estate Equities
3/15/63			and REIT Portfolio Manager at The Northwestern Mutual Life Insurance Company (1992-2004).
Officer of 15 registered investment companies managed by Eaton Vance or BMR.

GREGORY R. GREENE	Vice President	Since 2006	Managing Director of Fox Asset Management ^LLC and member of the Investment Committee.
11/13/66			Officer of 16 registered investment companies managed by Eaton Vance or BMR.

ELIZABETH S. KENYON	Vice President	Since 2006	Vice President of Eaton Vance and BMR. Officer of 17 registered investment companies managed
9/8/59			by Eaton Vance or BMR.

DUKE E. LAFLAMME	Vice President	Since 2001	Vice President of Eaton Vance and BMR. Officer of 16 registered investment companies managed
7/8/69			by Eaton Vance or BMR.

THOMAS H. LUSTER	Vice President	Since 2002	Vice President of Eaton Vance and BMR. Officer of ^49 registered investment companies managed
4/8/62			by Eaton Vance or BMR.

MICHAEL R. MACH	Vice President	Since 2006	Vice President of Eaton Vance and BMR. Officer of ^55 registered investment companies managed
7/15/47			by Eaton Vance or BMR.

	Position(s) with	Term of Office and
Name and Date of Birth	^the Trust	Length of Service	Principal Occupation(s) During Past Five Years

ROBERT J. MILMORE	Vice President	Since 2006	Vice President of Fox Asset Management LLC since 2005 and member of the Investment
4/3/69			Committee. Previously, Manager of International Treasury of Cendant Corporation (2001-2005).
Officer of 16 registered investment companies managed by Eaton Vance or BMR.

^

J. BRADLEY OHLMULLER	Vice President	Since 2008	Principal of Fox Asset Management LLC and member of the Investment Committee since 2004.
6/14/68			Previously, Vice President and research analyst at Goldman Sachs & Co. (2001-2004). Officer of
16 registered investment company managed by Eaton Vance or BMR.

DUNCAN W. RICHARDSON	Vice President	Since 2006	Director of EVC. Executive Vice President and Chief Equity Investment Officer of EVC, Eaton Vance
10/26/57			and BMR. Officer of ^79 registered investment companies managed by Eaton Vance or BMR.

WALTER A. ROW, III	Vice President	Since 2007	Director of Equity Research and a Vice President of Eaton Vance and BMR. Officer of ^23 registered
7/20/57			investment companies managed by Eaton Vance or BMR.

JUDITH A. SARYAN	Vice President	Since 2006	Vice President of Eaton Vance and BMR. Officer of ^53 registered investment companies managed
8/21/54			by Eaton Vance or BMR.

MICHAEL W. WEILHEIMER	Vice President	Since 2007	Vice President of Eaton Vance and BMR. Officer of 24 registered investment companies managed
2/11/61			by Eaton Vance or BMR.

BARBARA E. CAMPBELL	Treasurer	Since 2005	Vice President of Eaton Vance and BMR. Officer of ^175 registered investment companies
6/19/57			managed by Eaton Vance or BMR.

MAUREEN A. GEMMA	Secretary	Since 2007	Deputy Chief Legal Officer ^and ^^Vice President of Eaton Vance and BMR. Officer of ^175
5/24/60			registered investment companies managed by Eaton Vance or BMR.

PAUL M. O’NEIL	Chief Compliance Officer	Since 2004	Vice President of Eaton Vance and BMR. Officer of ^175 registered investment companies
7/11/53			managed by Eaton Vance or BMR.

JOHN A. PELLETIER	Chief Legal Officer	Since 2007	Vice President and Chief Legal Officer of BMR, Eaton Vance, EVD, EV and EVC. Previously, Chief
6/24/64			Operating Officer and Executive Vice President (2004-2007) and General Counsel (1997-2004)
of Natixis Global Associates. Officer of 175 registered investment companies managed by Eaton
Vance or BMR.

The Board of Trustees of the Trust have several standing Committees, including the Governance Committee, the Audit Committee and the Special Committee. The Governance, the Audit and the Special Committees are each comprised of only noninterested Trustees.

^Mmes. Stout (Chair) and Steiger and Messrs. Esty, Freedman, Park, Pearlman and Reamerare members of the Governance Committee of the Board of Trustees of the Trust. The purpose of the Governance Committee is to consider, evaluate and make recommendations to the Board of Trustees with respect to the structure, membership and operation of the Board of Trustees and the Committees thereof, including the nomination and selection of noninterested Trustees and a Chairperson of the Board of Trustees and the compensation of such persons. During the fiscal year ended November 30, 2007, the Governance Committee convened ^seven times.

The Governance Committee will, when a vacancy exists or is anticipated, consider any nominee for noninterested Trustee recommended by a shareholder if such recommendation is submitted in writing to the Governance Committee, contains sufficient background information concerning the candidate, including evidence the candidate is willing to serve as a noninterested Trustee if selected for the position, and is received in a sufficiently timely manner.

Messrs. Reamer (Chair), Park, Verni and Mmes. Steiger and Stout are members of the Audit Committee of the Board of Trustees of the Trust. The Board of Trustees has designated Messrs. Park and Reamer, each a noninterested Trustee, as audit committee financial experts. The Audit Committee’s purposes are to (i) oversee each Fund’s accounting and financial reporting processes, its internal control over financial reporting, and, as appropriate, the internal control over financial reporting of certain service providers; (ii) oversee or, as appropriate, assist Board oversight of the quality and integrity of each Fund’s financial statements and the independent audit thereof; (iii) oversee, or, as appropriate, assist Board oversight of, each Fund’s compliance with legal and regulatory requirements that relate to each Fund’s accounting and financial reporting, internal control over financial reporting and independent audits; (iv) approve prior to appointment the engagement and, when appropriate, replacement of the independent registered public accounting firm, and, if applicable, nominate the independent registered public accounting firm to be proposed for shareholder ratification in any proxy statement of a Fund; (v) evaluate the qualifications, independence and performance of the independent registered public accounting firm and the audit partner in charge of leading the audit; and (vi) prepare, as necessary, audit committee reports consistent with the requirements of Rule 306 of Regulation S-K for inclusion in the proxy statement of a Fund. During the fiscal year ended November 30, 2007, the Audit Committee convened ^five times.

Messrs. Verni (Chair), Esty, Freedman, Park, Pearlman and Reamer are currently members of the Special Committee of the Board of Trustees of the Trust. The purposes of the Special Committee are to consider, evaluate and make recommendations to the Board of Trustees concerning the following matters: (i) contractual arrangements with each service provider to the Funds, including advisory, sub-advisory, transfer agency, custodial and fund accounting, distribution services and administrative services; (ii) any and all other matters in which any service provider (including Eaton Vance or any affiliated entity thereof) has an actual or potential conflict of interest with the interests of the Funds; and (iii) any other matter appropriate for review by the noninterested Trustees, unless the matter is within the responsibilities of the Audit Committee or the Governance Committee. During the fiscal year ended November 30, 2007, the Special Committee convened ^twelve times.

Share Ownership. The following table shows the dollar range of equity securities beneficially owned by each Trustee in the Fund and in all Eaton Vance Funds overseen by the Trustee as of December 31, 2007^. Interests in a Portfolio cannot be purchased by a Trustee.

^				Dollar Range of Equity Securities Owned by
				^			^	^	^
	Benjamin C.	Thomas E.	Allen R.	William H.	Ronald A.	^Norman H.	Heidi L.	^Lynn A.	^Ralph F.
^Fund Name	Esty(2^)	Faust Jr.(1^)	Freedman(2)^	Park(2)	Pearlman^(2^)	Reamer(2)	Steiger(2^)	Stout(2)	Verni(2)
Enhanced Equity Option Income Fund	^None	None	None	None	None	None	None	None	None
Risk-Managed Equity Option Income
Fund	None	None	None	None	None	None	None	^None	None
^Aggregate Dollar Range of Equity
Securities Owned in all Registered
Funds Overseen by Trustee in the							$50,001^-	^over $^100^,000	^over
Eaton Vance Family of Funds	over $100,000	over $100,000	over $100,000	^over $100,000	over $100,000	over $100,000	$100,000^	(^3)	$^100^,000^

(1)	Interested Trustee.

(2)	Noninterested Trustees.

^
(^3)	Includes shares which may be deemed to be beneficially owned through the Trustee Deferred Compensation Plan.

As of December 31, 2007, no noninterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of EVC, EVD or ^any person controlling, controlled by or under common control with ^EVC or ^EVD.

During the calendar years ended December 31, 2006 and December 31, 2007, no noninterested Trustee (or their immediate family members) had:

1.	Any direct or indirect interest in Eaton Vance, EVC, ^EVD or any person controlling, controlled by or under common control with ^EVC or ^EVD;

2.	Any direct or indirect material interest in any transaction or series of similar transactions with (i) the Trust or any Fund; (ii) another fund managed by ^EVC, distributed by EVD or a person controlling, controlled by or under common control with ^EVC or ^EVD; (iii) ^EVC or ^EVD; (iv) a person controlling, controlled by or under common control with ^EVC or ^EVD; or (v) an officer of any of the above; or

3.	Any direct or indirect relationship with (i) the Trust or any Fund; (ii) another fund managed by ^EVC, distributed by EVD or a person controlling, controlled by or under common control with ^EVC or ^EVD; (iii) ^EVC or ^EVD; (iv) a person controlling, controlled by or under common control with ^EVC or ^EVD; or (v) an officer of any of the above.

During the calendar years ended December 31, 2006 and December 31, 2007, no officer of EVC, EVD or ^any person controlling, controlled by or under common control with ^EVC or EVD ^served on the Board of Directors of a company where a noninterested Trustee of the ^Trustor any of their immediate family members served as an officer.

Trustees of ^each Fundwho are not affiliated with ^the investment adviser may elect to defer receipt of all or a percentage of their annual fees ^in accordance with the terms of a Trustees Deferred Compensation Plan (the “Trustees’ Plan”). Under the Trustees’ Plan, an eligible Trustee may elect to have his or her deferred fees invested by ^a Fund in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees’ Plan will be determined based upon the performance of such investments. Deferral of Trustees’ fees in accordance with the Trustees’ Plan will have a negligible effect on a Fund’s assets, liabilities, and net income per share, and will not obligate a Fund to retain the services of any Trustee or obligate a Fund to pay any particular level of compensation to the Trustee. The Trust does not have a retirement plan for Trustees. ^

The fees and expenses of the Trustees of the Trust are paid by the Funds (and other series of the Trust). (A Trustee of the Trust who is a member of the Eaton Vance organization receives no compensation from the Trust.) During the fiscal year ending ^November 30, 2008, ^it is estimated that the Trustees of the Trust will earn the following compensation in their capacities as Trustees from the Trust. For the year ended December 31, 2007, the Trustees earned the following compensation in their capacities as Trustees of the Trust and of the funds in the Eaton Vance fund complex(1): ^

	Benjamin C.	Allen R.	William H.	Ronald A.	Norton H.	Heidi L.	Lynn A.	Ralph F.
Source of Compensation	Esty	Freedman	Park	Pearlman	Reamer	Steiger	Stout	Verni
Trust(2)	$ 6,868	$ 6,868	$ 6,946	$ 6,868	$ 7,674	$ 6,988	$ 7,459	$ 10,941
Trust and Fund
Complex(1)	$200,000	$150,000	$200,000(3)	$166,667	$217,500	$150,000	$217,500(4)	$257,500(5)

(1)	As of February 29, 2008, the Eaton Vance fund complex consists of 177 registered investment companies or series thereof. ^

(2)	The Trust consisted of 15 Funds as of November 30, 2007. ^

(3)	Includes $^80,000 of deferred compensation.

(4)	Includes $^45,000 of deferred compensation.

(5)	Includes $^128,750 of deferred compensation.

Organization

The Funds are series of the Trust, which was established under Massachusetts law on March 27, 1989 (prior to that date it was a Massachusetts corporation organized on October 11, 1967) and is operated as an open-end management investment company. The ^Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as a Fund). The Trustees of the Trust have divided the shares of each Fund into multiple classes. Each class represents an interest in a Fund, but is subject to different expenses, rights and privileges. The Trustees have the authority under the Declaration of Trust to create additional classes of shares with differing rights and privileges. When issued and outstanding, shares are fully paid and nonassessable by the Trust. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares of a Fund will be voted together except that only shareholders of a particular class may vote on matters affecting only that class. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of a Fund, shareholders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders.

As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders’ meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust’s By-laws, the Trustees shall continue to hold office and may appoint successor Trustees. The Trust’s By-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him or her from that office either by a written declaration filed with the Trust’s custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.

The Trust’s Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series or classes of shares or restructuring the Trust) as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust’s By-laws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust. However, no indemnification will be provided to any Trustee or officer for any liability to the Trust or shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or (2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.

Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the Trust’s By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class. Moreover, the Trust’s By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of each Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of each Fund’s business and the nature of its assets, management believes that the possibility of the Fund’s liability exceeding its assets, and therefore the shareholder’s risk of personal liability, is remote.

Proxy Voting Policy. The Board of Trustees of the Trust has adopted a proxy voting policy and procedures (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the investment adviser and adopted the proxy voting policies and procedures of the investment adviser (the “Policies”). An independent proxy voting service has been retained to assist in the voting of Fund proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. The Trustees will review each Fund’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. For a copy of the Fund Policy and Adviser Policies, see Appendix D and Appendix E, respectively. Information on how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the SEC’s website at http://www.sec.gov.

INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES

Pursuant to Investment Advisory Agreements with each of the Funds, Eaton Vance acts as the investment adviser for the Funds. Pursuant to Investment Sub-Advisory Agreements with Parametric Risk Advisors, LLC (“PRA”), Eaton Vance has delegated investment management of the Funds, with respect to certain matters, to PRA. From time to time, Eaton Vance and PRA are each referred to herein as an “investment adviser”. PRA is sometimes referred to herein as “sub-adviser”.

Investment Advisory Services. The investment adviser manages the investments and affairs of each Fund and provides related office facilities and personnel subject to the supervision of the ^Trust’s Board of Trustees. The investment adviser and the sub-adviser, with respect to certain matters, furnishes investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by the Fund and what portion, if any, of the Fund’s assets will be held uninvested. Each Investment Advisory Agreement and Investment Sub-Advisory Agreement requires the investment adviser or sub-adviser, as the case may be, to pay the salaries and fees of all officers and Trustees of the ^Trust who are members of the investment adviser’s or sub-adviser’s organization and all personnel of the investment adviser or sub-adviser performing services relating to research and investment activities.

For a description of the compensation that each Fund pays the investment adviser under its investment advisory agreement on average daily net assets up to $^1 billion, see the prospectus. On net assets of $^1 billion and over the annual fee is reduced and the advisory fee is computed as follows:^

Annualized Fee Rate
Average Daily Net Assets for the Month	(for each level)

$1 billion and over	0.88%

Pursuant to the Investment Sub-Advisory Agreement between Eaton Vance and the sub-adviser for the Enhanced Equity Fund, Eaton Vance pays the following to PRA on the Fund’s average net assets.

Annualized Fee Rate
Average Daily Net Assets for the Month	(for each level)
Up to $1 billion	0.185%
$1 billion and over	0.180%

Pursuant to the Investment Sub-Advisory ^Agreement between Eaton Vance and the sub-adviser for the Risk-^Managed Fund, Eaton Vance pays the following ^to ^PRA:^

On the Fund’s average net assets that are subject to a written put or call strategy on individual stocks as determined by the investment adviser from time to time:

Annualized Fee Rate
Average Daily Net Assets for the Month	(for each level)
Up to $1 billion	0.185%
$1 billion and over	0.180%

On the Fund’s average net assets that are not subject to a written put or call strategy on individual stocks:

Annualized Fee Rate
Average Daily Net Assets for the Month	(for each level)
Up to $1 billion	0.04500%
$1 billion and over	0.04375%

Each Investment Advisory Agreement and ^Investment Sub-Advisory Agreement with ^an investment adviser or sub-adviser continues in effect from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of ^the Trust, cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of ^the Trust, or by vote of a majority of the outstanding voting securities of the ^Fund. ^The Agreements may be terminated at any time without penalty on sixty (60) days’ written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of the ^Fund, and ^each Agreement will terminate automatically in the event of its assignment. ^Each Agreement provides that the investment adviser or sub-adviser may render services to others. Each ^Agreement also provides that the investment adviser or sub-adviser shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under the Agreement, in the absence of willful misfeasance, bad faith, or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

Information About PRA. PRA is a Westport, Connecticut based specialist derivatives advisory firm with current assets under management of approximately $1.8 billion. PRA is a 40% owned subsidiary of Parametric Portfolio Associates, LLC, which is an 84% owned subsidiary of Eaton Vance Corporation.

Information About Eaton Vance. Eaton Vance is a business trust organized under the laws of The Commonwealth of Massachusetts. Eaton Vance, Inc. (“EV”) serves as trustee of Eaton Vance. EV and Eaton Vance are wholly-owned subsidiaries of Eaton Vance Corporation (“EVC”), a Maryland corporation and publicly-held holding company. Boston Management and Research ("BMR") is an indirect subsidiary of EVC. EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Directors of EVC are Thomas E. Faust Jr., Ann E. Berman, Leo I. Higdon, Jr., Vincent M. O’Reilly, Dorothy E. ^Puhy, Winthrop H. Smith, Jr. and Duncan W. Richardson. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Mr. Faust, Jeffrey P. Beale, Cynthia J. Clemson, Lisa Jones, Michael R. Mach, Robert B. MacIntosh, Thomas M. Metzold, Scott H. Page, ^John E. Pelletier, Mr. Richardson, Walter A. Row, III, G. West Saltonstall, Judith A. Saryan,

Payson F. Swaffield, Michael W. Weilheimer, Robert J. Whelan and Matthew J. Witkos (all of whom are officers of Eaton Vance). The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of Eaton Vance who are also officers, or officers and Directors of EVC and EV. As indicated under “Management and Organization,” all of the officers of the Trust (as well as Mr. Faust who is also a Trustee) hold positions in the Eaton Vance organization.

Code of Ethics. The investment adviser and sub-adviser, principal underwriter, and each Fund have adopted Codes of Ethics governing personal securities transactions. Under the Codes, employees of Eaton Vance or PRA, as the case may be, and the principal underwriter may purchase and sell securities (including securities held or eligible for purchase by a Fund) subject to the provisions of the Codes and certain employees are also subject to pre-clearance, reporting requirements and other procedures.

Portfolio Managers. The portfolio managers (each referred to as a “portfolio manager”) of each Fund are listed below. Each portfolio manager may manage other investment companies and/or investment accounts in addition to a Fund. The following tables show, as of ^February 29, 2008, the number of accounts each portfolio manager managed in each of the listed categories and the total assets in the accounts managed within each category. The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets in those accounts.^

	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
	All Accounts	All Accounts(1)	Paying a Performance Fee	Paying a Performance Fee(1)
Michael A. Allison
Registered Investment Companies(2)	3	$ 9,370.6	0	$0
Other Pooled Investment Vehicles(3)	0	$ 0	0	$0
Other Accounts	0	$ 0	0	$0
Walter A. Row, III
Registered Investment Companies	8	$14,579.4	0	$0
Other Pooled Investment Vehicles	0	$ 0	0	$0
Other Accounts	0	$ 0	0	$0
Kenneth Everding
Registered Investment Companies	2	$ 5.0	0	$0
Other Pooled Investment Vehicles	0	$ 0	0	$0
Other Accounts	18	$ 1,871.0	0	$0
Jonathan Orseck
Registered Investment Companies	2	$ 5.0	0	$0
Other Pooled Investment Vehicles	0	$ 0	0	$0
Other Accounts	18	$ 1,871.0	0	$0

* In millions of dollars.

The following table shows the dollar range of shares beneficially owned of each Fund by the portfolio manager as of ^February 29, 2008 and in all Eaton Vance Funds as of December 31, 2007.^

Aggregate Dollar Range of Equity
	Dollar Range of Equity Securities	Securities Owned in all Registered Funds in
Fund Name and Portfolio Manager	Owned in the Fund	the Eaton Vance Family of Funds
Enhanced Equity Option Income Fund
Michael A. Allison	None	$500,001 - $1,000,000
Walter A. Row, III	None	$500,001 - $1,000,000
Kenneth Everding	None	None
Jonathan Orseck	None	None
Risk-Managed Equity Option Income Fund
Michael A. Allison	None	$500,001 - $1,000,000
Walter A. Row, III	None	$500,001 - $1,000,000
Kenneth Everding	None	None
Jonathan Orseck	None	None

It is possible that conflicts of interest may arise in connection with the portfolio managers’ management of a Fund’s investments on the one hand and the investments of other accounts for which a portfolio manager is responsible on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Fund and other accounts he advises. In addition due to differences in the investment strategies or restrictions between a Fund and the other accounts, the portfolio manager may take action with respect to another account that differs from the action taken with respect to the Fund. In some cases, another account managed by a portfolio manager may compensate the investment adviser based on the performance of the securities held by that account. The existence of such a performance based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities. Whenever conflicts of interest arise, the portfolio manager will endeavor to exercise ^his discretion in a manner that ^he believes is equitable to all interested persons.

Compensation Structure for EVM. Compensation of the investment adviser’s portfolio managers and other investment professionals has three primary components: (1) a base salary, (2) an annual cash bonus, and (3) annual stock-based compensation consisting of options to purchase shares of EVC’s nonvoting common stock and/or restricted shares of EVC’s nonvoting common stock. The investment adviser’s investment professionals also receive certain retirement, insurance and other benefits that are broadly available to ^the investment adviser’s employees. Compensation of the investment adviser’s investment professionals is reviewed primarily on an annual basis. Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or shortly after the October 31st fiscal year end of EVC.

Method to Determine Compensation. The investment adviser compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of managed funds and accounts versus appropriate peer groups or benchmarks. Performance is normally based on periods ending on the September 30th preceding fiscal year end. Fund performance is normally evaluated primarily versus peer groups of funds as determined by Lipper Inc. and/or Morningstar, Inc. When a fund’s peer group as determined by Lipper or Morningstar is deemed by the investment adviser’s management not to provide a fair comparison, performance may instead be evaluated primarily against a custom peer group. In evaluating the performance of a fund and its manager, primary emphasis is normally placed on three-year performance, with secondary consideration of performance over longer and shorter periods. For funds that are tax-managed or otherwise have an objective of after-tax returns, performance is measured net of taxes. For other funds, performance is evaluated on a pre-tax basis. In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to risk-adjusted performance. For funds with an investment objective other than total return (such as current income), consideration will also be given to the fund’s success in achieving its objective. For managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among managed funds and accounts. Funds and accounts that have performance-based advisory fees are not accorded disproportionate weightings in measuring aggregate portfolio manager performance.

The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.

The investment adviser seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. The investment adviser participates in investment-industry compensation surveys and utilizes survey data as a factor in determining salary, bonus and stock-based compensation levels for portfolio managers and other investment professionals. Salaries, bonuses and stock-based compensation are also influenced by the operating performance of the investment adviser and its parent company. The overall annual cash bonus pool is based on a substantially fixed percentage of pre-bonus operating income. While the salaries of the investment adviser’s portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year, based on changes in manager performance and other factors as described herein. For a high performing portfolio manager, cash bonuses and stock-based compensation may represent a substantial portion of total compensation^. ^

^

Parametric Risk Advisors Compensation Structure. Compensation of PRA portfolio managers and other investment professionals has three primary components: (1) a base salary, (2) a quarterly cash bonus, and (3) a share of the firm’s net income. PRA investment professionals also receive insurance and other benefits that are broadly available to all PRA employees. Compensation of PRA investment professionals is reviewed primarily on an annual basis.

Method Parametric Risk Advisors uses to Determine Compensation. PRA seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. The performance of portfolio managers is evaluated primarily based on success in achieving portfolio objectives for managed funds and accounts. The compensation of portfolio managers for other responsibilities (such as product development) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.

Salaries, bonuses and share of net income are also influenced by the operating performance of PRA. Cash bonuses are determined based on a target percentage of PRA’s profits. While the salaries of PRA portfolio managers are comparatively fixed, cash bonuses and share of net income may fluctuate significantly from year-to-year, based on changes in financial performance and other factors.

Administrative Services. As indicated in the prospectus, Eaton Vance serves as administrator of each Fund, and each Fund is authorized to pay Eaton Vance a fee in the amount of 0.15% of average daily net assets for providing administrative services to the Fund. Eaton Vance has agreed to waive the entire amount of its fee through February 28, 2009. Thereafter, this waiver may be changed or terminated at any time, subject to Trustee approval.

^Under its Administrative Services Agreement, Eaton Vance has been engaged to administer each Fund’s affairs, subject to the supervision of the Trustees of the Trust, and shall furnish office space and all necessary office facilities, equipment and personnel for administering the affairs of each Fund.

Sub-Transfer Agency Services. Eaton Vance also serves as sub-transfer agent for each Fund. As sub-transfer agent, Eaton Vance performs the following services directly on behalf of each Fund: (1) provides call center services to financial intermediaries and shareholders; (2) answers written inquiries related to shareholder accounts (matters relating to portfolio management, distribution of shares and other management policy questions will be referred to each Fund); (3) furnishes an SAI to any shareholder who requests one in writing or by telephone from each Fund; and (4) processes transaction requests received via telephone. For the transfer agency services it provides, Eaton Vance receives an aggregate annual fee equal to the lesser of $2.5 million or the actual expenses incurred by Eaton Vance in the performance of those services. This fee is paid to Eaton Vance by a Fund’s transfer agent from fees it receives from the Eaton Vance funds. Each Fund will pay a pro rata share of such fee.

Expenses. Each Fund is responsible for all expenses not expressly stated to be payable by another party (such as expenses required to be paid pursuant to an agreement with the investment adviser, the principal underwriter or the administrator). In the case of expenses incurred by the Trust, each Fund is responsible for its pro rata share of those expenses. The only expenses of a Fund allocated to a particular class are those incurred under the Distribution Plan applicable to that class, the fee paid to the principal underwriter for handling repurchase transactions and certain other class-specific expenses.

OTHER SERVICE PROVIDERS

Principal Underwriter. Eaton Vance Distributors, Inc. (“EVD”), The Eaton Vance Building, 255 State Street, Boston, MA 02109, is the principal underwriter of each Fund. The principal underwriter acts as principal in selling shares under a Distribution Agreement with the Trust. The expenses of printing copies of prospectuses used to offer shares and other selling literature and of advertising are borne by the principal underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of a Fund and its shares under federal and state securities laws are borne by the Fund. The Distribution Agreement as it applies to Class A and Class C shares shares is renewable annually by the Trust’s Board of Trustees (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Distribution Plan or the Distribution Agreement), may be terminated on sixty days’ notice either by such Trustees or by vote of a majority of the outstanding Class A and Class C shares shares or on six months’ notice by the principal underwriter and is automatically terminated upon assignment. The Distribution Agreement as it applies to Class I shares is renewable annually by the Board of Trustees of the Trust (including a majority of the noninterested Trustees), may be terminated on six months’ notice by either party and is automatically terminated upon assignment. The principal underwriter distributes shares on a “best efforts” basis under which it is required to take and pay for only such shares as may be sold. EVD is an indirect, wholly-owned subsidiary of EVC. Mr. Faust is a Director ^of EVD.

Custodian. State Street Bank and Trust Company (“State Street“), 200 Clarendon Street, Boston, MA 02116, serves as custodian to each ^Fund. State Street has custody of all cash and securities ^of a Fund^, ^maintains the general ledger of ^each Fund and computes the daily net asset value of ^shares of each Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with each ^Fund’s investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Trust^. State Street ^provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the SEC. EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including State Street. It is Eaton Vance’s opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between each Fund ^and such banks.

Independent Registered Public Accounting Firm. ^Deloitte & Touche LLP, 200 Berkeley Street, Boston, ^MA 02116, is the independent registered public accounting firm of each Fund, providing audit services and assistance and consultation with respect to the preparation of filings with the SEC.

Transfer Agent. PFPC Inc., P.O. Box 9653, Providence, RI 02940-9653, serves as transfer and dividend disbursing agent for each Fund.

CALCULATION OF NET ASSET VALUE

The net asset value of each Fund is computed by State Street (as agent and custodian for each Fund) by subtracting the liabilities of the Fund from the value of its total assets. Each Fund will be closed for business and will not price its shares on the following business holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The Trustees of the Trust have established the following procedures for the fair valuation of the Fund’s’s assets under normal market conditions. Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not traded in the over-the-counter market, by an independent pricing service. An exchange-traded option is valued on the valuation day as the “Primary Market” quote reported by the Option Pricing Authority (“OPRA”). OPRA gathers options quotations from the six major United States Options exchanges and reports the last sale price from any exchange on which the option is listed. If no such sales are reported, such portion will be valued at the mean of the closing bid and asked prices on the valuation day on the exchange on which the options are primarily traded, or if such option is reported by the Option Clearing Corporation (“OCC”) the Funds will use the last reported sales price reported on the OCC at the time of pricing or such other method the Trustees determine is appropriate. When the Funds writes a call option it records the premium as an asset and equivalent liability and thereafter adjusts the liability to the market value of the option determined in accordance with the preceding sentence. OTC options are valued at prices obtained from a broker (typically the counterparty to the options) on the valuation day. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities are acquired with a remaining maturity of more than 60 days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service.

Foreign securities and currencies held by a Fund are valued in U.S. dollars, as calculated by the custodian based on foreign currency exchange quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. As described in the prospectus, valuations of foreign securities may be adjusted from prices in effect at the close of trading on foreign exchanges to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange ("NYSE"). In adjusting the value of foreign equity securities, the Fund may rely on an independent fair valuation service. Investments held by the Fund for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund considering relevant factors, data and other information including, in the case of restricted securities, the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

PURCHASING AND REDEEMING SHARES

Additional Information About Purchases. Fund shares are offered for sale only in states where they are registered. Fund shares are continuously offered through investment dealers which have entered into agreements with the principal underwriter. Shares of a Fund are sold at the offering price, which is the net asset value plus the initial sales charge, if any. The Fund receives the net asset value. The principal underwriter receives the sales charge, all or a portion of which may be reallowed to the investment dealers responsible for selling Fund shares. The sales charge table in the prospectus is applicable to purchases of a Fund alone or in combination with purchases of certain other funds offered by the principal underwriter, made at a single time by (i) an individual, or an individual, his or her spouse and their children under the age of twenty-one, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account. The table is also presently applicable to (1) purchases of Class A shares pursuant to a written Statement of Intention; or (2) purchases of Class A shares pursuant to the Right of Accumulation and declared as such at the time of purchase. See “Sales Charges”.

In connection with employee benefit or other continuous group purchase plans, a Fund may accept initial investments of less than the minimum investment amount on the part of an individual participant. In the event a shareholder who is a participant of such a plan terminates participation in the plan, his or her shares will be transferred to a regular individual account. However, such account will be subject to the right of redemption by a Fund as described below. Investments in a Fund by ReFlow in connection with the ReFlow liquidity program are also not subject to the minimum investment amount.

Suspension of Sales. The Trust may, in its absolute discretion, suspend, discontinue or limit the offering of one or more of its classes of shares at any time. In determining whether any such action should be taken, the Trust’s management intends to consider all relevant factors, including (without limitation) the size of a Fund or class, the investment climate and market conditions, the volume of sales and redemptions of shares^. Suspension of the offering of shares would not, of course, affect a shareholder’s ability to redeem shares.

Additional Information About Redemptions. The right to redeem shares of a Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the SEC, or during any emergency as determined by the SEC which makes it impracticable for a Fund to dispose of its securities or value its assets, or during any other period permitted by order of the SEC for the protection of investors.

Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days’ written notice to make an additional purchase. However, no such redemption would be required by the Trust if the cause of the low account balance was a reduction in the net asset value of shares. No CDSC will be imposed with respect to such involuntary redemptions.

While normally payments will be made in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of a Fund, either totally or partially, by a distribution in kind of readily marketable securities. The securities so distributed would be valued pursuant to the valuation procedures described in this SAI. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

Systematic Withdrawal Plan. The transfer agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder based upon the value of the shares held. The checks will be drawn from share redemptions and hence, may require the recognition of taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal plan accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the transfer agent or the principal underwriter may terminate the withdrawal plan at any time without penalty.

Other Information. A Fund’s net asset value per share is normally rounded to two decimal places. In certain situations (such as a merger, share split or a purchase or sale of shares that represents a significant portion of a share class), the administrator may determine to extend the calculation of the net asset value per share to additional decimal places to ensure that neither the value of the Fund nor a shareholder’s shares is diluted materially as the result of a purchase or sale or other transaction.

SALES CHARGES

Dealer Commissions. The principal underwriter may, from time to time, at its own expense, provide additional incentives to investment dealers which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the principal underwriter. In some instances, such additional incentives may be offered only to certain investment dealers whose representatives sell or are expected to sell significant amounts of shares. In addition, the principal underwriter may from time to time increase or decrease the sales commissions payable to investment dealers. The principal underwriter may allow, upon notice to all investment dealers with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such investment dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

Purchases at Net Asset Value. Class A and Class I shares may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds and portfolios; to clients (including custodial, agency, advisory and trust accounts) and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers and sub-advisers of Eaton Vance sponsored funds; and to such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts. Such shares may also be issued at net asset value (1) in connection with the merger (or similar transaction) of an investment company (or series or class thereof) or personal holding company with a Fund (or class thereof), (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with the investment adviser provides investment services, such as management, brokerage and custody, (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or similar ongoing fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent; financial intermediaries who have entered into an agreement with the principal underwriter to offer Class A shares through a no-load network or platform; and to retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Code and “rabbi trusts”, (4) to officers and employees of a Fund’s custodian and transfer agent, and (5) in connection with the ReFlow liquidity program. Class A shares may also be sold at net asset value to registered representatives and employees of investment dealers. Sales charges generally are waived because either (i) there is no sales effort involved in the sale of shares or (ii) the investor is paying a fee (other than the sales charge) to the investment dealer involved in the sale. Any new or revised sales charge waiver will be prospective only.

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Waiver of Investment Minimums. In addition to waivers described in the prospectus, minimum investment amounts are waived for current and retired Directors and Trustees of Eaton Vance funds and portfolios, clients (including custodial, agency, advisory and trust accounts), current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers and sub-advisers of Eaton Vance sponsored funds, and for such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts. The minimum initial investment amount is also waived for officers and employees of a Fund’s custodian and transfer agent. Investments in a Fund by ReFlow in connection with the ReFlow liquidity program are also not subject to the minimum investment amount.

Statement of Intention. If it is anticipated that $50,000 or more of Class A shares and shares of other funds exchangeable for Class A shares of another Eaton Vance fund will be purchased within a 13-month period, the Statement of Intention section of the account application should be completed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares eligible for the right of accumulation (see below) as of the date of the Statement and purchased during the 13-month period will be included toward the completion of the Statement. If you make a Statement of Intention, the transfer agent is authorized to hold in escrow sufficient shares (5%

of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. A Statement of Intention does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement.

If the amount actually purchased during the 13-month period is less than that indicated in the Statement, the shareholder will be requested to pay the difference between the sales charge applicable to the shares purchased and the sales charge paid under the Statement of Intention. If the payment is not received in 20 days, the appropriate number of escrowed shares will be redeemed in order to realize such difference. If the total purchases during the 13-month period are large enough to qualify for a lower sales charge than that applicable to the amount specified in the Statement, all transactions will be computed at the expiration date of the Statement to give effect to the lower sales charge. Any difference will be refunded to the shareholder in cash or applied to the purchase of additional shares, as specified by the shareholder. This refund will be made by the investment dealer and the principal underwriter. If at the time of the recomputation, the investment dealer for the account has changed, the adjustment will be made only on those shares purchased through the current investment dealer for the account.

Right of Accumulation. Under the right of accumulation, the applicable sales charge level is calculated by aggregating the dollar amount of the current purchase and the value (calculated at the maximum current offering price) of any Class A, Advisers Class, Class B, Class C, Class I and/or Class R shares of a Fund or other Eaton Vance funds, as well as shares of Eaton Vance Money Market Fund, owned by the shareholder. Shares of Eaton Vance Cash Management Fund and Eaton Vance Tax Free Reserves cannot be accumulated for purposes of this privilege. The sales charge on the shares being purchased will then be applied at the rate applicable to the aggregate. Share purchases eligible for the right of accumulation are described under "Sales Charges" in the prospectus. For any such discount to be made available at the time of purchase a purchaser or his or her investment dealer must provide the principal underwriter (in the case of a purchase made through an investment dealer) or the transfer agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The right of accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.

Exchange Privilege. Exchanges may be made into the same class of another Eaton Vance fund.

Tax-Deferred Retirement Plans. Class A and Class C shares are available for purchase in connection with certain tax-deferred retirement plans. Detailed information concerning these plans, including certain exceptions to minimum investment requirements, and copies of the plans are available from the principal underwriter. This information should be read carefully and consulting with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the principal underwriter. Under all plans, dividends and distributions will be automatically reinvested in additional shares.

Distribution Plans

The Trust has in effect a compensation-type Distribution Plan (the “Class A Plan”) pursuant to Rule 12b-1 under the 1940 Act for Class A shares. The Class A Plan is designed to (i) finance activities which are primarily intended to result in the distribution and sales of Class A shares and to make payments in connection with the distribution of such shares and (ii) pay service fees for personal services and/or the maintenance of shareholder accounts to the principal underwriter, investment dealers and other persons. The distribution and service fees payable under the Class A Plan shall not exceed 0.25% of the average daily net assets attributable to Class A shares for any fiscal year. Class A distribution and service fees are paid ^monthy in arrears. For the distribution and service fees paid by Class A shares, see Appendix A.

The Trust also has in effect a compensation-type Distribution Plan (the “Class C Plan“) pursuant to Rule 12b-1 under the 1940 Act for each Fund’s Class C shares. On each sale of shares (excluding reinvestment of distributions), Class C will pay the principal underwriter amounts representing (i) sales commissions equal to 6.25% of the amount received by a Fund for each Class C share sold and (ii) interest at the rate of 1% over the prime rate then reported in The Wall Street Journal applied to the outstanding amounts owed to the principal underwriter, so-called “uncovered distribution charges”. The Class pays the principal underwriter a distribution fee, accrued daily and paid monthly, at an annual rate not exceeding 0.75% of its average daily net assets to finance the distribution of its shares. Such fees compensate the principal underwriter for the sales commissions paid by it to investment dealers on the sale of shares, for other distribution expenses (such as personnel, overhead, travel, printing and postage) and for interest expenses. The principal underwriter currently pays an up-front sales commission (except on exchange transactions and reinvestments) of 0.75% of the purchase price of Class C shares, and an upfront service fee of 0.25% on Class C shares. Distribution fees paid by a Class and CDSCs paid to the Fund by redeeming Class shareholders reduce the outstanding uncovered distribution charges of the Class. Whenever there are no outstanding uncovered distribution charges of a Class, the Class discontinues payment of distribution fees.

The Trustees of the Trust believe that the Plan will be a significant factor in the expected growth of each Fund’s assets, and will result in increased investment flexibility and advantages which have benefitted and will continue to benefit the Fund and its shareholders. The Eaton Vance organization will profit by reason of the operation of the Class C Plan through an increase in Fund assets and if at any point in time the aggregate amounts received by the principal underwriter pursuant to the Plan and from CDSCs have exceeded the total expenses incurred in distributing Class C shares. Because payments to the principal underwriter under the Class C Plan are limited, uncovered distribution charges (sales expenses of the principal underwriter plus interest, less the above fees and CDSCs received by it) may exist indefinitely. For sales commissions, CDSCs and uncovered distribution charges, see Appendix B.

The ^Class C Plan also authorizes the payment of service fees to the principal underwriter, investment dealers and other persons in amounts not exceeding an annual rate of 0.25% of its average daily net assets for personal services, and/or the maintenance of shareholder accounts. For ^Class C, investment dealers currently receive (a) a service fee (except on exchange transactions and reinvestments) at the time of sale equal to 0.25% ^ of the purchase price of Class C shares sold by such dealer, and (b) monthly service fees approximately equivalent to 1/12 of 0.25% ^ of the value of Class C shares sold by such dealer. During the first year after a purchase of Class C shares, the principal underwriter will retain the service fee as reimbursement for the service fee payment made to investment dealers at the time of sale. For the service fees paid, see Appendix B.

The Plans continue in effect from year to year so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the “Plan Trustees”) and (ii) all of the Trustees then in office. Each Plan may be terminated at any time by vote of a majority of the Plan Trustees or by a vote of a majority of the outstanding voting securities of the applicable Class. Each Plan requires quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plans may not be amended to increase materially the payments described therein without approval of the shareholders of the affected Class and the Trustees. So long as a Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The current Plans were initially approved by the Trustees, including the Plan Trustees, on December 10, 2007. The Trustees of the Trust who are “interested” persons of the Trust have an indirect financial interest in the Plans because their employers (or affiliates thereof) receive distribution and/or service fees under the Plans or agreements related thereto.

PERFORMANCE

Performance Calculations. Average annual total return before deduction of taxes (“pre-tax return”) is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes (i) that all distributions are reinvested at net asset value on the reinvestment dates during the period, (ii) the deduction of the maximum of any initial sales charge from the initial $1,000 purchase, (iii) a complete redemption of the investment at the end of the period, and (iv) the deduction of any applicable CDSC at the end of the period.

Average annual total return after the deduction of taxes on distributions is calculated in the same manner as pre-tax return except the calculation assumes that any federal income taxes due on distributions are deducted from the distributions before they are reinvested. Average annual total return after the deduction of taxes on distributions and taxes on redemption also is calculated in the same manner as pre-tax return except the calculation assumes that (i) any federal income taxes due on distributions are deducted from the distributions before they are reinvested and (ii) any federal income taxes due upon redemption are deducted at the end of the period. After-tax returns are based on the highest federal income tax rates in effect for individual taxpayers as of the time of each assumed distribution and redemption (taking into account their tax character), and do not reflect the impact of state and local taxes. In calculating after-tax returns, the net value of any federal income tax credits available to shareholders is applied to reduce federal income taxes payable on distributions at or near year-end and, to the extent the net value of such credits exceeds such distributions, is then assumed to be reinvested in additional Fund shares at net asset value on the last day of the fiscal year in which the credit was generated or, in the case of certain tax credits, on the date on which the year-end distribution is paid. For pre-tax and after-tax total return information, see Appendix A, Appendix B and Appendix C.

In addition to the foregoing total return figures, each Fund may provide pre-tax and after-tax annual and cumulative total return, as well as the ending redeemable cash value of a hypothetical investment. If shares are subject to a sales charge, total return figures may be calculated based on reduced sales charges or at net asset value. These returns would be lower if the full sales charge was imposed. After-tax returns may also be calculated using different tax rate assumptions and taking into account state and local income taxes as well as federal taxes.

Disclosure of Portfolio Holdings and Related Information. The Board of Trustees has adopted policies and procedures (the “Policies”) with respect to the disclosure of information about portfolio holdings of each Fund. Pursuant to the Policies, information about portfolio holdings of a Fund may not be disclosed to any party except as follows:

  Disclosure made in filings with the SEC and posted on the Eaton Vance website: In accordance with rules established by the SEC, each Fund sends semiannual and annual reports to shareholders that contain a complete list of portfolio holdings as of the end of the second and fourth fiscal quarters, respectively, within 60 days of quarter-end. Each Fund also discloses complete portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q, which is filed with the SEC within 60 days of quarter-end. Each Fund’s complete portfolio holdings as reported in annual and semiannual reports and on Form N-Q are available for viewing on the SEC website at http:// www.sec.gov and may be reviewed and copied at the SEC’s public reference room (information on the operation and terms of usage of the SEC public reference room is available at http://www.sec.gov/info/edgar/prrrules.htm or by calling 1-800-SEC-0330). Generally within five business days of filing with the SEC, each Fund’s portfolio holdings as reported in annual and semiannual reports and on Form N-Q also are available on Eaton Vance’s website at www.eatonvance.com and are available upon request at no cost by contacting Eaton Vance at 1-800- 262-1122. Each Fund also will post a complete list of its portfolio holdings as of each calendar quarter end on the Eaton Vance website within 30 days of the calendar quarter-end.
  Disclosure of certain portfolio characteristics: Each Fund may also post information about certain portfolio characteristics (such as top ten holdings and asset allocation information) as of the most recent calendar quarter end on the Eaton Vance website approximately ten business days after the calendar quarter end. Such information is also available upon request by contacting Eaton Vance at 1-800-262-1122.
  Confidential disclosure for a legitimate Fund purpose: Portfolio holdings may be disclosed, from time to time as necessary, for a legitimate business purpose of a Fund, believed to be in the best interests of the Fund and its shareholders, provided there is a duty or an agreement that the information be kept confidential. Any such confidentiality agreement includes provisions intended to impose a duty not to trade on the non-public information. The Policies permit disclosure of portfolio holdings information to the following: 1) affiliated and unaffiliated service providers (including the investment adviser, custodian, transfer agent, principal underwriter, etc. described herein and in the prospectus) that have a legal or contractual duty to keep such information confidential; 2) other persons who owe a fiduciary or other duty of trust or confidence to the Fund (such as Fund legal counsel and independent registered public accounting firm); or 3) persons to whom the disclosure is made in advancement of a legitimate business purpose of a Fund and who have expressly agreed in writing to maintain the disclosed information in confidence and to use it only in connection with the legitimate business purpose underlying the arrangement. Such persons may include securities lending agents which may receive information from time to time regarding selected holdings which may be loaned by a Fund, credit rating agencies (such as Moody’s Investor Services, Inc. and Standard & Poor’s Ratings Group), statistical ratings agencies (such as Morningstar, Inc.), analytical service providers engaged by the investment adviser (such as Advent, Bloomberg L.P., Evare, Factset and The Yield Book, Inc.), proxy evaluation vendors (such as Institutional Shareholder Servicing Inc.), pricing services (such as LSTA/LPC Mark-to-Market Pricing Service, WM Company Reuters Information Services, Pricing Direct, State Street Derivatives Pricing Service, FT Interactive Data Corp. and Standard & Poor’s Securities Evaluation Service, Inc.), which receive information as needed to price a particular holding, translation services, lenders under Fund credit facilities (such as Citibank, N.A.), consultants and, for purposes of facilitating portfolio transactions, investment dealers and other intermediaries (such as national and regional municipal bond dealers and mortgage-backed securities dealers). These entities receive portfolio information on an as needed basis in order to perform the service for which they are being engaged. If required in order to perform their duties, this information will be provided in real time or as soon as practical thereafter.
  Additional categories of disclosure involving a legitimate business purpose may be added to this list upon the authorization of a Fund’s Board of Trustees. In addition, in connection with a redemption in kind, the redeeming shareholder may be required to agree to keep the information about the securities to be so distributed confidential, except to the extent necessary to dispose of the securities.

  Historical portfolio holdings information: From time to time, each Fund may be requested to provide historic portfolio holdings information. In such case, the requested information may be provided if: the information is requested for due diligence or another legitimate purpose; the requested portfolio holdings are for a period that is no more recent than the date of the portfolio holdings posted to the Eaton Vance website; a Fund’s portfolio manager and Eaton Vance’s Chief Equity or Chief Income Investment Officer (as appropriate) have reviewed the request and do not believe the dissemination of the information requested would disadvantage Fund shareholders; and the Chief Compliance Officer has reviewed the request to ensure that the disclosure of the requested information does not give rise to a conflict of interest between Fund shareholders and an affiliated service provider.

The Funds, the investment adviser, the sub-adviser and principal underwriter will not receive any monetary or other consideration in connection with the disclosure of information concerning a Fund’s portfolio holdings.

The Policies may not be waived, or exception made, without the consent of the Chief Compliance Officer (“CCO”) of the Funds. The CCO may not waive or make exception to the Policies unless such waiver or exception is consistent with the intent of the Policies, which is to ensure that disclosure of portfolio information is in the best interest of Fund shareholders. In determining whether to permit a waiver of or exception to the Policies, the CCO will consider whether the proposed disclosure serves a legitimate purpose of a Fund, whether it could provide the recipient with an advantage over Fund shareholders or whether the proposed disclosure gives rise to a conflict of interest between a Fund’s shareholders and its investment adviser, principal underwriter or other affiliated person. The CCO will report all waivers of or exceptions to the Policies to the Trustees at their next meeting. The Trustees may impose additional restrictions on the disclosure of portfolio holdings information at any time.

The Policies are designed to provide useful information concerning a Fund to existing and prospective Fund shareholders while at the same time inhibiting the improper use of portfolio holdings information in trading Fund shares and/or portfolio securities held by a Fund. However, there can be no assurance that the provision of any portfolio holdings information is not susceptible to inappropriate uses (such as the development of “market timing” models), particularly in the hands of highly sophisticated investors, or that it will not in fact be used in such ways beyond the control of the Funds.

TAXES

Each series of the Trust is treated as a separate entity for federal income tax purposes. Each Fund has elected to be treated and intends to qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Code. Accordingly, each Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its net investment income and net short-term and long-term capital gains (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income tax. If a Fund qualifies for treatment as a RIC and satisfies the above-mentioned distribution requirements, ^it will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions. Each Fund intends to qualify as a RIC for its fiscal year ending November 30, 2008. Each Fund also seeks to avoid payment of federal excise tax. However, if a Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the undistributed amounts.

In order to avoid incurring a federal excise tax obligation, the Code requires that a Fund distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards and (iii) 100% of any income and capital gains from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. If a Fund fails to meet these requirements it will be subject to a nondeductible 4% excise tax on the undistributed amounts. Under current law, provided that a Fund qualifies as a RIC, the Fund should not be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

If a Fund does not qualify as a RIC for any taxable year, the Fund’s taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of net capital gain (if any), will be taxable to the shareholder as ordinary income. However, such distributions will be eligible (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends received deduction in the case of corporate shareholders. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions.

A Fund’s investments in options, futures contracts, hedging transactions, forward contracts (to the extent permitted) and certain other transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to a Fund, defer Fund losses, cause adjustments in the holding periods of Fund securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to investors.

As a result of entering into swap contracts, a Fund may make or receive periodic net payments. A Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if a Fund has been a party to a swap for more than one year). With respect to certain types of swaps, ^a Fund may be required to currently recognize income or loss with respect to future payments on such swaps or may elect under certain circumstances to mark such swaps to market annually for tax purposes as ordinary income or loss. The tax treatment of many types of credit default swaps is uncertain.

A Fund may recognize gain (but not loss) from a constructive sale of certain “appreciated financial positions” if a Fund enters into a short sale, offsetting notional principal contract, or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment include interests (including options and forward contracts and short sales) in stock and certain other instruments. Constructive sale treatment does not apply if the transaction is closed out not later than thirty days after the end of the taxable year in which the transaction was initiated, and the underlying appreciated securities position is held unhedged for at least the next sixty days after the hedging transaction is closed.

Gain or loss from a short sale of property is generally considered as capital gain or loss to the extent the property used to close the short sale constitutes a capital asset in a Fund’s hands. Except with respect to certain situations where the property used to close a short sale has a long-term holding period on the date the short sale is entered into, gains on short sales generally are short-term capital gains. A loss on a short sale will be treated as a long-term capital loss if, on the date of the short sale, “substantially identical property” has been held by a Fund for more than one year. In addition, entering into a short sale may result in suspension of the holding period of “substantially identical property” held by a Fund.

Gain or loss on a short sale will generally not be realized until such time as the short sale is closed. However, as described above in the discussion of constructive sales, if a Fund holds a short sale position with respect to securities that have appreciated in value, and it then acquires property that is the same as or substantially identical to the property sold short, a Fund generally will recognize gain on the date it acquires such property as if the short sale were closed on such date with such property. Similarly, if a Fund holds an appreciated financial position with respect to securities and then enters into a short sale with respect to the same or substantially identical property, a Fund generally will recognize gain as if the appreciated financial position were sold at its fair market value on the date it enters into the short sale. The subsequent holding period for any appreciated financial position that is subject to these constructive sale rules will be determined as if such position were acquired on the date of the constructive sale.

Under the “Jobs and Growth Tax Relief Reconciliation Act of 2003” (the “2003 Tax Act”), certain dividend distributions paid by a Fund (whether paid in cash or reinvested in additional shares) to individual taxpayers are taxed at rates applicable to net long-term capital gains (15%, or 5% for individuals in the 10% or 15% tax brackets). This tax treatment applies only if certain holding period and other requirements are satisfied by the shareholder, as discussed below, and the dividends are attributable to qualified dividend income received by a Fund itself. For this purpose, “qualified dividend income” means dividends received by a Fund from United States corporations and “qualified foreign corporations,” provided that a Fund satisfies certain holding period and other requirements in respect of the stock of such corporations.

Subject to certain exceptions, a “qualified foreign corporation” is any foreign corporation that is either (i) incorporated in a possession of the United States (the “possessions test”), or (ii) eligible for benefits of a comprehensive income tax treaty with the United States that the Secretary of the Treasury determines is satisfactory for these purposes and which includes an exchange of information program (the “treaty test”). The Secretary of the Treasury has currently identified tax treaties between the United States and 55 other countries that satisfy the treaty test. Subject to the same exceptions, a foreign corporation that does not satisfy either the possessions test or the treaty test will still be considered a “qualified foreign corporation” with respect to any dividend paid by such corporation if the stock with respect to which such dividend is paid is readily tradable on an established securities market in the United States. The Treasury Department has issued a notice stating that common or ordinary stock, or an ADR in respect of such stock, is considered “readily tradable” if it is listed on a national securities exchange that is registered under section 6 of the Securities Exchange Act of 1934, as amended, or on the NASDAQ Global or Global Select Market System. Foreign corporations that are passive foreign investment companies will not be “qualified foreign corporations.”

In order for qualified dividends paid by a Fund to a shareholder to be taxable at long-term capital gains rates, the shareholder must hold his or her shares for more than 60 days during the 121-day period surrounding the ex-dividend date. For dividends a Fund receives to qualify for tax-advantaged treatment, a Fund must hold stock paying qualified dividend income for more than 60 days during the 121-day period beginning 60 days before the ex-dividend date (or more than 90 days during the associated 181-day period, in the case of certain preferred stocks). In addition, neither a shareholder nor a Fund can be obligated to make related payments (pursuant to a short sale or otherwise) with respect to positions in any security that is substantially similar or related property with respect to his or her shares or such stock, respectively. Gains on option positions treated as short-term and other short-term gains, interest income and non-qualified dividends are not eligible for the lower tax rate. The special rules relating to the taxation of ordinary income dividends paid by a Fund that are attributable to a Fund’s qualified income only apply to taxable years beginning before January 1, 2011. Thereafter, all of a Fund’s distributions that are characterized as dividends, other than capital gain distributions, will be fully taxable at ordinary income tax rates unless further Congressional action is taken. There can be no assurance as to what portion of a Fund’s dividend distributions will qualify for favorable treatment under the 2003 Tax Act. A Fund’s investment program and the tax treatment of Fund distributions may be affected by IRS interpretations of the Code and future changes in tax laws and regulations, including changes resulting from the “sunset” provisions described above that would have the effect of repealing the favorable treatment of qualified dividend income and reimposing the higher tax rates applicable to ordinary income in 2011 unless further legislative action is taken.

A Fund will inform shareholders of the source and tax status of all distributions promptly after the close of each calendar year.

Transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts, forward contracts and similar instruments (to the extent permitted) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Investments in “passive foreign investment companies” (“PFICs”) could subject a Fund to U.S. federal income tax or other charges on certain distributions from such companies and on disposition of investments in such companies; however, the tax effects of such investments may be mitigated by making an election to mark such investments to market annually or treat the passive foreign investment company as a “qualified electing fund”.

If a Fund were to invest in a PFIC and elect to treat the PFIC as a “qualified electing fund” under the Code, the Fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the ^Fund, and such amounts would be subject to the distribution requirements described above. In order to make this election, a Fund invested in a PFIC would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain. Alternatively, if a Fund were to make a mark-to-market election with respect to a PFIC, the Fund would be treated as if it had sold and repurchased the PFIC stock at the end of each year. In such case, a Fund would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. A Fund may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock in any particular year. As a result, ^a Fund may have to distribute this “phantom” income and gain to satisfy the distribution requirement and to avoid imposition of the 4% excise tax.

Each Fund’s investments in foreign securities may be subject to foreign withholding taxes, or other foreign taxes with respect to income (possibly including, in some cases, capital gains), which would decrease the Fund’s income on such securities. These taxes may be reduced or eliminated under the terms of an applicable U.S. income tax treaty. If more than 50% of a Fund’s assets at year end consists of the debt and equity securities of foreign corporations, the Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the Fund to foreign countries. If the election is made, shareholders will include in gross income from foreign sources their pro rata share of such taxes. Each Fund may qualify for and make this election in some, but not necessarily all, of its taxable years. A shareholder’s ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by a Fund may be subject to certain limitations imposed by the Code (including a holding period requirement applied at both the Fund and shareholder level), as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. In particular, the Fund must own the dividend-paying stock for more than 15 days during the 31-day period beginning 15 days prior to the ex-dividend date. Likewise, shareholders must hold their Fund shares (without protection from risk or loss) on the ex-dividend date and for at least 15 additional days during the 31-day period beginning 15 days prior to the ex-dividend date to be eligible to claim the foreign tax with respect to a given dividend. Shareholders who do not itemize deductions on their federal income tax returns may claim a credit (but no deduction) for such taxes. Individual shareholders subject to the alternative minimum tax ("AMT") may not deduct such taxes for AMT purposes.

Any loss realized upon the sale or exchange of Fund shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any distributions treated as long-term capital gain with respect to such shares. In addition, all or a portion of a loss realized on a redemption or other disposition of Fund shares may be disallowed under “wash sale” rules to the extent the shareholder acquired other shares of the same Fund (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date. Any disallowed loss will result in an adjustment to the shareholder’s tax basis in some or all of the other shares acquired.

Sales charges paid upon a purchase of shares subject to a front-end sales charge cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of Fund shares (or shares of another fund) pursuant to the reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder’s tax basis in some or all of any other shares acquired.

^

Dividends and distributions on a Fund’s shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund’s net asset value also reflects unrealized losses. Certain distributions declared in October, November or December and paid in the following January will be taxed to shareholders as if received on December 31 of the year in which they were declared.

In general, dividends (other than capital gain dividends and exempt-interest dividends) paid to a shareholder that is not a “U.S. person” within the meaning of the Code (a “foreign person”), are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). For taxable years beginning before January 1, 2008, a Fund generally will not be required to withhold any amounts with respect to distributions of (i) U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual foreign person, and (ii) net short-term capital gains in excess of net long-term capital losses, in each case to the extent such distributions are properly designated by a Fund.

A distribution from a Fund to foreign shareholders who have held more than 5% of the Fund at any time during the one-year period ending on the date of distribution is treated as real property gain subject to 35% withholding tax and treated as income effectively connected to a U.S. trade or business with certain tax filing requirements applicable, if such distribution is attributable to a distribution of real property gain received by the Fund from a real estate investment trust and if 50% or more of the value of the Fund’s assets are invested in real estate investment trusts and other U.S. real property holding corporations.

If a Fund’s direct or indirect interests in U.S. real property were to exceed certain levels, a foreign shareholder realizing gains upon redemption from a Fund could be subject to the 35% withholding tax and U.S. filing requirements unless more than 50% of the Fund’s shares were owned by U.S. persons at such time or unless the foreign person had not held more than 5% of the Fund’s outstanding shares throughout either such person’s holding period for the redeemed shares or, if shorter, the previous five years. It is not expected that a significant portion of the Fund’s distributions will be attributable to gains from sale or exchange of U.S. real property interests.

Amounts paid by a Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number (“TIN”) and certain certifications required by the Internal Revenue Service (the “IRS”) as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to “backup” withholding of federal income tax arising from the Fund’s taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of 28% for amounts paid through 2010. The backup withholding rate will be 31% for amounts paid thereafter. An individual’s TIN is generally his or her social security number. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder’s U.S. federal income tax liability.

Under Treasury regulations, if a shareholder realizes a loss on disposition of a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances. Under recently enacted legislation, certain tax-exempt entities and their managers may be subject to excise tax if they are parties to certain reportable transactions.

The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as IRAs and other retirement plans, tax-exempt entities, foreign investors, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the federal, state, local, and, where applicable, foreign tax consequences of investing in a Fund.

PORTFOLIO SECURITIES TRANSACTIONS

Decisions concerning the execution of portfolio security transactions, including the selection of the market and the executing firm, are made by the investment adviser or sub-adviser of each Fund (each referred to herein as the "investment adviser"). Each Fund is responsible for the expenses associated with portfolio transactions. The investment adviser is also responsible for the execution of transactions for all other accounts managed by it. The investment adviser places the portfolio security transactions for execution with many firms. The investment adviser uses its best efforts to obtain execution of portfolio security transactions at prices which are advantageous and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, the investment adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the full range and quality of the executing firm’s services including the responsiveness of the firm to the investment adviser, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the executing firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in other transactions, and the reasonableness of the spread or commission, if any. In addition, the investment adviser may consider the receipt of Proprietary Research Services (as defined below), provided it does not compromise the investment adviser’s obligation to seek best overall execution for a Fund. The investment adviser may engage in portfolio brokerage transactions with a broker-dealer firm that sells shares of Eaton Vance funds, provided such transactions are not directed to that firm as compensation for the promotion or sale of such shares.

Transactions on stock exchanges and other agency transactions involve the payment of negotiated brokerage commissions. Such commissions vary among different broker-dealer firms, and a particular broker-dealer may charge different commissions according to such factors as the difficulty and size of the transaction and the volume of business done with such broker-dealer. Transactions in foreign securities often involve the payment of brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid or received usually includes an undisclosed dealer markup or markdown. In an underwritten offering the price paid often includes a disclosed fixed commission or discount retained by the underwriter or dealer. Although spreads or commissions paid on portfolio security transactions will, in the judgment of the investment adviser, be reasonable in relation to the value of the services provided, commissions exceeding those which another firm might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the investment adviser’s clients in part for providing brokerage and research services to the investment adviser.

As authorized in Section 28(e) of the Securities Exchange Act of 1934, as amended, a broker or dealer who executes a portfolio transaction may receive a commission that is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the investment adviser determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made either on the basis of that particular transaction or on the basis of overall responsibilities which the investment adviser and its affiliates have for accounts over which they exercise investment discretion. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the “Research Services” referred to in the next paragraph.

It is a common practice of the investment advisory industry and of the advisers of investment companies, institutions and other investors to receive research, analytical, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities (“Research Services”) from broker-dealer firms that execute portfolio transactions for the clients of such advisers and from affiliates of executing broker-dealers. Investment advisers also commonly receive Research Services from research providers that are not affiliated with an executing broker-dealer, but which have entered into payment arrangements involving an executing broker-dealer (“Third Party Research Services”). Under a typical Third Party Research Services payment arrangement, the research provider agrees to provide services to an investment adviser in exchange for specified payments to the research provider by a broker-dealer that executes portfolio transactions for clients of the investment adviser. The investment adviser and the executing broker-dealer enter into a related agreement specifying the amount of brokerage business the investment adviser will direct to the executing broker-dealer to offset payments made by the executing broker-dealer for Third Party Research Services received by the investment adviser. For example, an investment adviser may agree to direct brokerage business generating $45,000 in commissions on portfolio transactions to a broker-dealer firm as consideration for the executing broker-dealer making payments of $30,000 to a provider of Third Party Research Services. The ratio of the commissions to be paid to an executing broker-dealer as consideration for Third Party Research Services over the cost borne by the executing broker-dealer in connection with providing such services to the investment adviser is referred to herein as the “Third Party Research Services Payment Ratio.”

Consistent with the foregoing practices, the investment adviser receives Research Services from many broker-dealer firms with which the investment adviser places transactions and may receive them from third parties with which these broker-dealers have arrangements. Each Fund and the investment adviser may also receive Research Services from underwriters and dealers in fixed-price offerings, which Research Services are reviewed and evaluated by the investment adviser in connection with its investment responsibilities.

Research Services received by the investment adviser may include, but are not limited to, such matters as general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies and transactions, certain proxy voting data and analysis services, technical analysis of various aspects of the securities markets, recommendations as to the purchase and sale of securities and other portfolio transactions, certain financial, industry and trade publications, news and information services, certain pricing and quotation equipment and services, and certain research oriented computer software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by the investment adviser in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to the investment adviser in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client’s account or of a few clients’ accounts, or may be useful for the management of merely a segment of certain clients’ accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The investment adviser evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and may attempt to allocate sufficient portfolio security transactions to such firms to ensure the continued receipt of Research Services which the investment adviser believes are useful or of value to it in rendering investment advisory services to its clients.

Since May 1, 2004, when the investment adviser executes Fund securities transactions with a broker-dealer and the associated commission is consideration for Third Party Research Services (as described above), the investment adviser has agreed to reduce the advisory fee payable by each Fund by an amount equal to the commission payment associated with the transaction divided by the applicable Third Party Research Services Payment Ratio. However, the investment adviser generally does not expect to acquire Third Party Research with Fund brokerage commissions.

Some executing broker-dealers develop and make available directly to their brokerage customers proprietary Research Services (“Proprietary Research Services”). As a general matter, broker-dealers bundle the cost of Proprietary Research Services with trade execution services rather than charging separately for each. In such circumstances, the cost or other value of the Proprietary Research Services cannot be determined. The advisory fee paid by each Fund will not be reduced in connection with the receipt of Proprietary Research Services by the investment adviser.

The investment companies sponsored by the investment adviser or its affiliates may allocate brokerage commissions to acquire information relating to the performance, fees and expenses of such companies and other mutual funds, which information is used by the Trustees of such companies to fulfill their responsibility to oversee the quality of the services provided by various entities, including the investment adviser, to such companies. Such companies may also pay cash for such information.

Securities considered as investments for each Fund may also be appropriate for other investment accounts managed by the investment adviser or its affiliates. Whenever decisions are made to buy or sell securities by each Fund and one or more of such other accounts simultaneously, the investment adviser will allocate the security transactions (including “hot” issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where each Fund will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where the investment adviser reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to each Fund from time to time, it is the opinion of the Trustees of the Trust that the benefits from the investment adviser organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

FINANCIAL STATEMENTS

There are no financial statements of ^the Fund because as of the date of this SAI, the ^Fund has not commenced operations.

Householding. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.

APPENDIX A

^Class A Fees, Performance & Ownership

^

^As of the date of this SAI, this Class of each Fund had not yet commenced operations ^so there is no fee or performance information.

Control Persons and Principal Holders of Securities. As of the date of this SAI, Eaton Vance owned all of the shares of this Class of a Fund, being the only shares of this Class of a Fund outstanding as of such date.

APPENDIX B

Class C Fees, Performance & Ownership

^

^As of the date of this SAI, this Class of each Fund had not yet commenced operations ^so there is no fee or performance information.

Control Persons and Principal Holders of Securities. As of the date of this SAI, Eaton Vance owned all of the shares of this Class of a Fund, being the only shares of this Class of a Fund outstanding as of such date.

^ APPENDIX C

Class I Fees, Performance & Ownership

^

^As of the date of this SAI, this Class of each Fund had not yet commenced operations ^so there is no fee or performance information.

Control Persons and Principal Holders of Securities. As of the date of this SAI, Eaton Vance owned all of the shares of this Class of a Fund, being the only shares of this Class of a Fund outstanding as of such date.

^ APPENDIX D

EATON VANCE FUNDS PROXY VOTING POLICY AND PROCEDURES

I. Overview

The Boards of Trustees (the “Boards”) of the Eaton Vance Funds (the “Funds”) recognize that it is their fiduciary responsibility to actively monitor the Funds’ operations. The Boards have always placed paramount importance on their oversight of the implementation of the Funds’ investment strategies and the overall management of the Funds’ investments. A critical aspect of the investment management of the Funds continues to be the effective assessment and voting of proxies relating to the Funds’ portfolio securities. While the Boards will continue to delegate the day-to-day responsibilities relating to the management of the proxy-voting process to the relevant investment adviser or sub-adviser, if applicable, of the Fund (or its underlying portfolio in the case of a master-feeder arrangement), the Boards have determined that it is in the interests of the Funds’ shareholders to adopt these written proxy voting policy and procedures (the “Policy”). For purposes of this Policy the term “Fund” shall include a Fund’s underlying portfolio in the case of a master-feeder arrangement and the term “Adviser” shall mean the adviser to a Fund or its sub-adviser if a sub-advisory relationship exists.

II. Delegation of Proxy Voting Responsibilities

Pursuant to investment advisory agreements between each Fund and its Adviser, the Adviser has long been responsible for reviewing proxy statements relating to Fund investments and, if the Adviser deems it appropriate to do so, to vote proxies on behalf of the Funds. The Boards hereby formally delegate this responsibility to the Adviser, except as otherwise described in this Policy. In so doing, the Boards hereby adopt on behalf of each Fund the proxy voting policies and procedures of the Adviser(s) to each Fund as the proxy voting policies and procedures of the Fund. The Boards recognize that the Advisers may from time to time amend their policies and procedures. The Advisers will report material changes to the Boards in the manner set forth in Section V below. In addition, the Boards will annually review and approve the Advisers’ proxy voting policies and procedures.

III. Delegation of Proxy Voting Disclosure Responsibilities

The Securities and Exchange Commission (the “Commission”) recently enacted certain new reporting requirements for registered investment companies. The Commission’s new regulations require that funds (other than those which invest exclusively in non-voting securities) make certain disclosures regarding their proxy voting activities. The most significant disclosure requirement for the Funds is the duty pursuant to Rule 30b1-4 promulgated under the Investment Company Act of 1940, as amended (the “1940 Act”), to file Form N-PX no later than August 31st of each year beginning in 2004. Under Form N-PX, each Fund will be required to disclose, among other things, information concerning proxies relating to the Fund’s portfolio investments, whether or not the Fund (or its Adviser) voted the proxies relating to securities held by the Fund and how it voted in the matter and whether it voted for or against management.

The Boards hereby delegate to each Adviser the responsibility for recording, compiling and transmitting in a timely manner all data required to be filed on Form N-PX to Eaton Vance Management, which acts as administrator to each of the Funds (the “Administrator”), for each Fund that such Adviser manages. The Boards hereby delegate the responsibility to file Form N-PX on behalf of each Fund to the Administrator.

IV. Conflicts of Interest

The Boards expect each Adviser, as a fiduciary to the Fund(s) it manages, to put the interests of each Fund and its shareholders above those of the Adviser. In the event that in connection with its proxy voting responsibilities a material conflict of interest arises between a Fund’s shareholders and the Fund’s Adviser or the Administrator (or any of their affiliates) or any affiliated person of the Fund, and the Proxy Administrator intends to vote the proxy in a manner inconsistent with the guidelines approved by the Board, the Adviser, to the extent it is aware or reasonably should have been aware of the material conflict, will refrain from voting any proxies related to companies giving rise to such material conflict until it notifies and consults with the appropriate Board(s), or a committee or sub-committee of such Board concerning the material conflict.

Once the Adviser notifies the relevant Board(s), committee or sub-committee of the Board, of the material conflict, the Board(s), committee or sub-committee, shall convene a meeting to review and consider all relevant materials related to the proxies involved. In considering such proxies, the Adviser shall make available all materials requested by the Board, committee or sub-committee and make reasonably available appropriate personnel to discuss the matter upon request. The Board, committee or sub-committee will instruct the Adviser on the appropriate course of action. If the Board, committee or sub-committee is unable to meet and the failure to vote a proxy would have a material adverse impact on the Fund(s) involved, each Adviser will have the right to vote such proxy, provided that it discloses the existence of the material conflict to the Board, committee or sub-committee at its next meeting. Any determination regarding the voting of proxies of each Fund that is made by the committee or sub-committee shall be deemed to be a good faith determination regarding the voting of proxies by the full Board.

V. Reports

The Administrator shall make copies of each Form N-PX filed on behalf of the Funds available for the Boards’ review upon the Boards’ request. The Administrator (with input from the Adviser for the relevant Fund(s)) shall also provide any reports reasonably requested by the Boards regarding the proxy voting records of the Funds.

Each Adviser shall annually report any material changes to such Adviser’s proxy voting policies and procedures to the relevant Board(s) and the relevant Board(s) will annually review and approve the Adviser’s proxy voting policies and procedures. Each Adviser shall report any changes to such Adviser’s proxy voting policies and procedures to the Administrator prior to implementing such changes in order to enable the Administrator to effectively coordinate the Funds’ disclosure relating to such policies and procedures.

^ APPENDIX E

EATON VANCE MANAGEMENT BOSTON MANAGEMENT AND RESEARCH PROXY VOTING POLICIES AND PROCEDURES

I. Introduction

Eaton Vance Management, Boston Management and Research and Eaton Vance Investment Counsel (each an “Adviser” and collectively the “Advisers”) have each adopted and implemented policies and procedures that each Adviser believes are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with its fiduciary duties and Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Advisers’ authority to vote the proxies of their clients is established by their advisory contracts or similar documentation, such as the Eaton Vance Funds Proxy Voting Policy and Procedures. These proxy policies and procedures reflect the U.S. Securities and Exchange Commission (“SEC”) requirements governing advisers and the long-standing fiduciary standards and responsibilities for ERISA accounts set out in the Department of Labor Bulletin 94-2 C.F.R. 2509.94 -2 (July 29, 1994).

II. Overview

Each Adviser manages its clients’ assets with the overriding goal of seeking to provide the greatest possible return to such clients consistent with governing laws and the investment policies of each client. In pursuing that goal, each Adviser seeks to exercise its clients’ rights as shareholders of voting securities to support sound corporate governance of the companies issuing those securities with the principle aim of maintaining or enhancing the companies’ economic value.

The exercise of shareholder rights is generally done by casting votes by proxy at shareholder meetings on matters submitted to shareholders for approval (for example, the election of directors or the approval of a company’s stock option plans for directors, officers or employees). Each Adviser is adopting the formal written Guidelines described in detail below and will utilize such Guidelines in voting proxies on behalf of its clients. These Guidelines are designed to promote accountability of a company’s management and board of directors to its shareholders and to align the interests of management with those of shareholders.

Each Adviser will vote any proxies received by a client for which it has sole investment discretion through a third-party proxy voting service (“Agent”) in accordance with customized policies, as approved by the Boards of Trustees of the Eaton Vance Funds and, with respect to proxies referred back to the Adviser by the Agent pursuant to the Guidelines, in a manner that is reasonably designed to eliminate any potential conflicts of interest, as described more fully below. The Agent is currently Institutional Shareholder Services Inc. Proxies will be voted in accordance with client-specific guidelines and an Eaton Vance Fund’s sub-adviser’s proxy voting policies and procedures, if applicable.

No set of guidelines can anticipate all situations that may arise. In special cases, the Proxy Administrator (the person specifically charged with the responsibility to oversee the Agent and coordinate the voting of proxies referred back to the Adviser by the Agent) may seek insight from the Proxy Group established by the Advisers. The Proxy Group will assist in the review of the Agent’s recommendation when a proxy voting issue is referred to the Proxy Group through the Proxy Administrator. The members of the Proxy Group, which may include employees of the Advisers’ affiliates, may change at the Advisers’ discretion.

III. Roles and Responsibilities

A. Proxy Administrator

The Proxy Administrator will assist in the coordination of the voting of each client’s proxy in accordance with the Guidelines below and the Funds’ Proxy Voting Policy and Procedures. The Proxy Administrator is authorized to direct the Agent to vote a proxy in accordance with the Guidelines. Responsibilities assigned herein to the Proxy Administrator, or activities in support thereof, may be performed by such members of the Proxy Group or employees of the Advisers’ affiliates as are deemed appropriate by the Proxy Group.

B. Agent

An independent proxy voting service (the “Agent”), as approved by the Board of each Fund, shall be engaged to assist in the voting of proxies. The Agent is currently Institutional Shareholder Services Inc. The Agent is responsible for coordinating with the clients’ custodians and the Advisers to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion. The Agent is required to vote and/or refer all proxies in accordance with the Guidelines below. The Agent shall retain a record of all proxy votes handled by the Agent. Such record must reflect all of the information required to be disclosed in a Fund’s Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act of 1940. In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to an Adviser upon request.

Subject to the oversight of the Advisers, the Agent shall establish and maintain adequate internal controls and policies in connection with the provision of proxy voting services to the Advisers, including methods to reasonably ensure that its analysis and recommendations are not influenced by a conflict of interest, and shall disclose such controls and policies to the Advisers when and as provided for herein. Unless otherwise specified, references herein to recommendations of the Agent shall refer to those in which no conflict of interest has been identified.

C. Proxy Group

The Adviser shall establish a Proxy Group which shall assist in the review of the Agent’s recommendations when a proxy voting issue has been referred to the Proxy Administrator by the Agent. The members of the Proxy Group, which may include employees of the Advisers’ affiliates, may be amended from time to time at the Advisers’ discretion.

For each proposal referred to the Proxy Group, the Proxy Group will review the (i) Guidelines, (ii) recommendations of the Agent, and (iii) any other resources that any member of the Proxy Group deems appropriate to aid in a determination of the recommendation.

If the Proxy Group recommends a vote in accordance with the Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Administrator to so advise the Agent.

If the Proxy Group recommends a vote contrary to the Guidelines, or the recommendation of the Agent, where applicable, or if the proxy statement relates to a conflicted company of the Agent, as determined by the Advisers, it shall follow the procedures for such voting outlined below.

The Proxy Administrator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event the Proxy Group cannot meet in a timely manner in connection with a voting deadline, the Proxy Administrator shall follow the procedures for such voting outlined below.

IV. Proxy Voting Guidelines (“Guidelines”)

A. General Policies

It shall generally be the policy of the Advisers to take no action on a proxy for which no client holds a position or otherwise maintains an economic interest in the relevant security at the time the vote is to be cast.

In all cases except those highlighted below, it shall generally be the policy of the Advisers to vote in accordance with the recommendation by the Agent, Institutional Shareholder Services Inc.

When a fund client participates in the lending of its securities and the securities are on loan at the record date, proxies related to such securities generally will not be forwarded to the relevant Adviser by the fund’s custodian and therefore will not be voted. In the event that the Adviser determines that the matters involved would have a material effect on the applicable fund’s investment in the loaned securities, the fund will exercise its best efforts to terminate the loan in time to be able to cast such vote or exercise such consent.

Interpretation and application of these Guidelines is not intended to supersede any law, regulation, binding agreement or other legal requirement to which an issuer may be or become subject. The Guidelines relate to the types of proposals that are most frequently presented in proxy statements to shareholders. Absent unusual circumstances, each Adviser will utilize these Guidelines when voting proxies on behalf of its clients. The Guidelines may be revised at any time, provided such revisions are reported to the Boards of Trustees of the Eaton Vance Funds.

B. Proposals Regarding Mergers and Corporate Restructurings

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Administrator for all proposals relating to Mergers and Corporate Restructurings.

C. Proposals Regarding Mutual Fund Proxies – Disposition of Assets/Termination/Liquidation and Mergers

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Administrator for all proposals relating to the Disposition of Assets/Termination/Liquidation and Mergers contained in mutual fund proxies.

D. Corporate Structure Matters/Anti-Takeover Defenses

As a general matter, the Advisers will normally vote against anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions (except in the case of closed-end management investment companies).

E. Social and Environmental Issues

The Advisers generally support management on social and environmental proposals.

F. Voting Procedures

Upon receipt of a referral from the Agent or upon advice from an Eaton Vance investment professional, the Proxy Administrator may solicit additional research from the Agent, as well as from any other source or service.

1. WITHIN-GUIDELINES VOTES: Votes in Accordance with the Guidelines and/or, where applicable, Agent Recommendation

In the event the Proxy Administrator recommends a vote within Guidelines and/or, where applicable, in accordance with the Agent’s recommendation, the Proxy Administrator will instruct the Agent to vote in this manner.

2. NON-VOTES: Votes in Which No Action is Taken

The Proxy Administrator may recommend that a client refrain from voting under the following circumstances: (i) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with securities no longer held in the portfolio of a client or proxies being considered on behalf of a client that is no longer in existence; or (ii) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy Administrator may instruct the Agent not to vote such proxy.

Reasonable efforts shall be made to secure and vote all other proxies for the clients, but, particularly in markets in which shareholders' rights are limited, Non-Votes may also occur in connection with a client's related inability to timely access ballots or other proxy information in connection with its portfolio securities.

Non-Votes may also result in certain cases in which the Agent's recommendation has been deemed to be conflicted, as provided for herein.

3. OUT-OF-GUIDELINES VOTES: Votes Contrary to Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent's Recommendation is Conflicted

If the Proxy Administrator recommends that a client vote contrary to the Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Guidelines are silent, or the Agent's recommendation on a matter requiring case-by-case consideration is deemed to be conflicted, the Proxy Administrator will forward the Agent’s analysis and recommendation and any research obtained from the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent as it deems necessary. The Proxy Administrator will instruct the Agent to vote the proxy as recommended by the Proxy Group. The Adviser will provide a report to the Boards of Trustees of the Eaton Vance Funds reflecting any votes cast contrary to the Guidelines or Agent Recommendation, as applicable, and shall do so no less than annually.

The Proxy Administrator will maintain a record of all proxy questions that have been referred by the Agent, all applicable recommendations, analysis and research received and any resolution of the matter.

V. Recordkeeping

The Advisers will maintain records relating to the proxies they vote on behalf of their clients in accordance with Section 204-2 of the Investment Advisers Act of 1940, as amended. Those records will include:

  A copy of the Advisers’ proxy voting policies and procedures;
  Proxy statements received regarding client securities. Such proxy statements received from issuers are either in the SEC’s EDGAR database or are kept by the Agent and are available upon request;
  A record of each vote cast;
  A copy of any document created by the Advisers that was material to making a decision on how to vote a proxy for a client or that memorializes the basis for such a decision; and
  Each written client request for proxy voting records and the Advisers’ written response to any client request (whether written or oral) for such records.

All records described above will be maintained in an easily accessible place for five years and will be maintained in the offices of the Advisers or their Agent for two years after they are created.

VI. Assessment of Agent and Identification and Resolution of Conflicts with Clients

A. Assessment of Agent

The Advisers shall establish that the Agent (i) is independent from the Advisers, (ii) has resources that indicate it can competently provide analysis of proxy issues, and (iii) can make recommendations in an impartial manner and in the best interests of the clients and, where applicable, their beneficial owners. The Advisers shall utilize, and the Agent shall comply with, such methods for establishing the foregoing as the Advisers may deem reasonably appropriate and shall do so not less than annually as well as prior to engaging the services of any new proxy voting service. The Agent shall also notify the Advisers in writing within fifteen (15) calendar days of any material change to information previously provided to an Adviser in connection with establishing the Agent's independence, competence or impartiality.

B. Conflicts of Interest

As fiduciaries to their clients, each Adviser puts the interests of its clients ahead of its own. In order to ensure that relevant personnel of the Advisers are able to identify potential material conflicts of interest, each Adviser will take the following steps:

Quarterly, the Eaton Vance Legal and Compliance Department will seek information from the department heads of each department of the Advisers and of Eaton Vance Distributors, Inc. (“EVD”) (an affiliate of the Advisers and principal underwriter of certain Eaton Vance Funds). Each department head will be asked to provide a list of significant clients or prospective clients of the Advisers or EVD.

A representative of the Legal and Compliance Department will compile a list of the companies identified (the “Conflicted Companies”) and provide that list to the Proxy Administrator.

The Proxy Administrator will compare the list of Conflicted Companies with the names of companies for which he or she has been referred a proxy statement (the “Proxy Companies”). If a Conflicted Company is also a Proxy Company, the Proxy Administrator will report that fact to the Proxy Group.

If the Proxy Administrator expects to instruct the Agent to vote the proxy of the Conflicted Company strictly according to the Guidelines contained in these Proxy Voting Policies and Procedures (the “Policies”) or the recommendation of the Agent, as applicable, he or she will (i) inform the Proxy Group of that fact, (ii) instruct the Agent to vote the proxies and (iii) record the existence of the material conflict and the resolution of the matter.

If the Proxy Administrator intends to instruct the Agent to vote in a manner inconsistent with the Guidelines contained herein or the recommendation of the Agent, as applicable, the Proxy Group, in consultation with Eaton Vance senior management, will then determine if a material conflict of interest exists between the relevant Adviser and its clients. If the Proxy Group, in consultation with Eaton Vance senior management, determines that a material conflict exists, prior to instructing the Agent to vote any proxies relating to these Conflicted Companies the Adviser will seek instruction on how the proxy should be voted from:

The client, in the case of an individual or corporate client;

In the case of a Fund, its board of directors, or any committee or sub-committee identified by the board; or

The adviser, in situations where the Adviser acts as a sub-adviser to such adviser.

The Adviser will provide all reasonable assistance to each party to enable such party to make an informed decision.

If the client, Fund board or adviser, as the case may be, fails to instruct the Adviser on how to vote the proxy, the Adviser will generally instruct the Agent, through the Proxy Administrator, to abstain from voting in order to avoid the appearance of impropriety. If however, the failure of the Adviser to vote its clients’ proxies would have a material adverse economic impact on the Advisers’ clients’ securities holdings in the Conflicted Company, the Adviser may instruct the Agent, through the Proxy Administrator, to vote such proxies in order to protect its clients’ interests. In either case, the Proxy Administrator will record the existence of the material conflict and the resolution of the matter.

The Advisers shall also identify and address conflicts that may arise from time to time concerning the Agent. Upon the Advisers’ request, which shall be not less than annually, and within fifteen (15) calendar days of any material change to such information previously provided to an Adviser, the Agent shall provide the Advisers with such information as the Advisers deem reasonable and appropriate for use in determining material relationships of the Agent that may pose a conflict of interest with respect to the Agent’s proxy analysis or recommendations. Such information shall include, but is not limited to, a monthly report from the Agent detailing the Agent’s Corporate Securities Division clients and related revenue data. The Advisers shall review such information on a monthly basis. The Proxy Administrator shall instruct the Agent to refer any proxies for which a material conflict of the Agent is deemed to be present to the Proxy Administrator. Any such proxy referred by the Agent shall be referred to the Proxy Group for consideration accompanied by the Agent’s written analysis and voting recommendation. The Proxy Administrator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

^

PART C - OTHER INFORMATION

Item 23.		Exhibits (with inapplicable items omitted)

(a)	(1)	Amended and Restated Declaration of Trust dated September 27, 1993, filed as Exhibit (1)(a)
to Post-Effective Amendment No. 42 filed July 17, 1995 and incorporated herein by reference.

	(2)	Amendment to the Declaration of Trust dated June 23, 1997 filed as Exhibit (1)(b) to Post-
Effective Amendment No. 48 filed October 10, 1997 (Accession No. 0000950156-97-000868)
and incorporated herein by reference.

	(3)	Amended and Restated Establishment and Designation of Series of Shares of Beneficial
Interest, Without Par Value effective December 10, 2007 filed as Exhibit (a)(3) to Post-
Effective Amendment No. 86 filed December 14, 2007 (Accession No. 0000940394-07-
002080) and incorporated herein by reference.

(b)	(1)	By-Laws filed as Exhibit (2)(a) to Post-Effective Amendment No. 42 filed July 17, 1995 and incorporated herein by reference.

	(2)	Amendment to By-Laws dated December 13, 1993 filed as Exhibit (2)(b) to Post-Effective
Amendment No. 42 filed July 17, 1995 and incorporated herein by reference.

	(3)	Amendment to By-Laws dated June 18, 2002 filed as Exhibit (b)(3) to Post-Effective
Amendment No. 65 filed October 23, 2002 and incorporated herein by reference.

	(4)	Amendment to By-Laws dated February 7, 2005 filed as Exhibit (b)(4) to Post-Effective
Amendment No. 74 filed April 29, 2005 (Accession No. 0000940394-05-000457) and
incorporated herein by reference.

	(5)	Amendment to By-Laws dated December 11, 2006 filed as Exhibit (b)(5) to Post-Effective
Amendment No. 83 filed December 27, 2006 and incorporated herein by reference.

(c)		Reference is made to Item 23(a) and 23(b) above.

(d)	(1)	Investment Advisory Agreement with Eaton Vance Management for EV Traditional Emerging
Growth Fund dated December 31, 1996 filed as Exhibit (5)(e) to Post-Effective Amendment
No. 45 filed December 31, 1996 (Accession No. 0000940394-96-000391) and incorporated herein by reference.

	(2)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Institutional
Short Term Income Fund dated October 21, 2002 filed as Exhibit (d)(2) to Post-Effective
Amendment No. 66 filed December 30, 2002 (Accession No. 0000940394-02-000786) and
incorporated herein by reference.

	(3)	Investment Advisory Agreement between Eaton Vance Special Investment Trust, on behalf of
Eaton Vance Small-Cap Value Fund, and Boston Management and Research dated April 13,
2004 filed as Exhibit (d)(3) to Post-Effective Amendment No. 70 filed April 28, 2004
(Accession No. 0000940394-04-000434) and incorporated herein by reference.

                                                                                C-1

	(4)	Investment Sub-Advisory Agreement between Boston Management and Research and Fox
Asset Management LLC for Eaton Vance Small-Cap Value Fund dated April 13, 2004 filed as
Exhibit (d)(4) to Post-Effective Amendment No. 70 filed April 28, 2004 and incorporated herein by reference.

	(5)	Investment Advisory Agreement between Eaton Vance Special Investment Trust, on behalf of
Eaton Vance Real Estate Fund, and Eaton Vance Management dated February 13, 2006 filed as
Exhibit (d)(5) to Post-Effective Amendment No. 75 filed February 14, 2006 and incorporated herein by reference.

	(6)	Investment Advisory Agreement between Eaton Vance Special Investment Trust, on behalf of
Eaton Vance Capital & Income Strategies Fund, and Eaton Vance Management dated
November 13, 2006 filed as Exhibit (d)(6) to Post-Effective Amendment No. 83 filed
December 27, 2006 and incorporated herein by reference.

	(7)	Investment Advisory Agreement between Eaton Vance Special Investment Trust, on behalf of
Eaton Vance Equity Asset Allocation Fund, and Eaton Vance Management dated November
13, 2006 filed as Exhibit (d)(7) to Post-Effective Amendment No. 83 filed December 27, 2006 and incorporated herein by reference.

	(8)	Investment Advisory Agreement between Eaton Vance Special Investment Trust, on behalf of
Eaton Vance Enhanced Equity Option Income Fund, and Eaton Vance Management dated
February 11, 2008 filed herewith.

	(9)	Investment Sub-Advisory Agreement between Eaton Vance Management and Parametric Risk
Advisors LLC for Eaton Vance Enhanced Equity Option Income Fund dated February 11,
2008 filed herewith.

	(10)	Investment Advisory Agreement between Eaton Vance Special Investment Trust, on behalf of
Eaton Vance Risk-Managed Equity Option Income Fund, and Eaton Vance Management dated
February 11, 2008 filed herewith.

	(11)	Investment Sub-Advisory Agreement between Eaton Vance Management and Parametric Risk
Advisors LLC for Eaton Vance Risk-Managed Equity Option Income Fund dated February 11,
2008 filed herewith.

(e)	(1) (a)	Amended and Restated Distribution Agreement between Eaton Vance Special Investment
Trust and Eaton Vance Distributors, Inc. effective June 16, 2003 with attached Schedule A filed as Exhibit (e)(1)(a) to Post-Effective Amendment No. 68 filed July 9, 2003 and incorporated herein by reference.

	(b)	Schedule A effective December 10, 2007 to Amended and Restated Distribution Agreement
dated June 16, 2003 filed as Exhibit (e)(1)(b) to Post-Effective Amendment No. 86 filed
December 14, 2007 (Accession No. 0000940394-07-002080) and incorporated herein by reference.

	(2)	Selling Group Agreement between Eaton Vance Distributors, Inc. and Authorized Dealers
filed as Exhibit (e)(2) to Post-Effective Amendment No. 85 filed April 26, 2007 and incorporated herein by reference.

                                                                                 C-2

(f)			The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its independent
Trustees. See in the Matter of Capital Exchange Fund, Inc., Release No. IC-20671 (November
1, 1994).

(g)	(1)		Custodian Agreement with Investors Bank & Trust Company dated March 24, 1994 filed as
Exhibit (8) to Post-Effective Amendment No. 42 filed July 17, 1995 and incorporated herein by reference.

	(2)		Amendment to Custodian Agreement with Investors Bank & Trust Company dated October
23, 1995 filed as Exhibit (8)(b) to Post-Effective Amendment No. 43 filed April 29, 1996
(Accession No. 0000940394-96-000194) and incorporated herein by reference.

	(3)		Amendment to Master Custodian Agreement with Investors Bank & Trust Company dated
December 21, 1998 filed as Exhibit (g)(3) to the Registration Statement of Eaton Vance
Municipals Trust (File Nos. 33-572, 811-4409) (Accession No. 0000950156-99-000050) filed
January 25, 1999 and incorporated herein by reference.

	(4)		Extension Agreement dated August 31, 2005 to Master Custodian Agreement with Investors
Bank & Trust Company filed as Exhibit (j)(2) to the Eaton Vance Tax-Managed Global Buy-
Write Opportunities Fund N-2, Pre-Effective Amendment No. 2 (File Nos. 33-123961, 811-
21745) filed September 26, 2005 (Accession No. 0000950135-05-005528) and incorporated herein by reference.

	(5)		Delegation Agreement dated December 11, 2000 with Investors Bank & Trust Company filed as Exhibit (j)(e) to the Eaton Vance Prime Rate Reserves N-2, Amendment No. 5 (File Nos.
333-32267, 811-05808) filed April 3, 2001 (Accession No. 0000940394-01-500125) and incorporated herein by reference.

(h)	(1)	(a)	Management Contract between Eaton Vance Special Investment Trust (on behalf of certain of its series) and Eaton Vance Management filed as Exhibit (5)(a)(1) to Post-Effective
Amendment No. 48 filed October 10, 1997 and incorporated herein by reference.

		(b)	Amended Schedule A-1 dated November 17, 1997 filed as Exhibit (5)(a)(2) to Post-Effective
Amendment No. 49 filed December 15, 1997 (Accession No. 0000950156-97-000988) and
incorporated herein by reference.

	(2)		Management Agreement between Eaton Vance Special Investment Trust on behalf of Eaton
Vance Institutional Short Term Treasury Fund and Eaton Vance Management filed as Exhibit
(h)(2) to Post-Effective Amendment No. 52 filed October 20, 1998 (Accession No.
0000950156-98-000643) and incorporated herein by reference.

	(3)	(a)	Amended Administrative Services Agreement between Eaton Vance Special Investment Trust
(on behalf of each of its series listed on Schedule A) and Eaton Vance Management dated June
19, 1995 filed as Exhibit (9) to Post-Effective Amendment No. 42 filed July 17, 1995 and incorporated herein by reference.

		(b)	Amendment to Schedule A dated June 23, 1997 to the Amended Administrative Services
Agreement filed as Exhibit (9)(a)(2) to Post-Effective Amendment No. 48 filed October 10,
1997 and incorporated herein by reference.

                                                                                 C-3

	(4) (a)	Administrative Services Agreement between Eaton Vance Special Investment Trust (on behalf of each of its series listed on Schedule A) and Eaton Vance Management dated October 15,
2007 filed as Exhibit (h)(4)(a) to Post-Effective Amendment No. 86 filed December 14, 2007
(Accession No. 0000940394-07-002080) and incorporated herein by reference.

	(b)	Amendment to Schedule A dated February 11, 2008 to Administrative Services Agreement filed herewith.

	(5)	Administrative Services Agreement between Eaton Vance Special Investment Trust on behalf of Eaton Vance Institutional Short Term Income Fund and Eaton Vance Management dated
October 21, 2002 filed as Exhibit (h)(5) to Post-Effective Amendment No. 66 filed December
30, 2002 and incorporated herein by reference.

	(6)	Transfer Agency Agreement dated August 1, 2005 filed as Exhibit (h)(3) to Post-Effective
Amendment No. 109 of Eaton Vance Mutual Funds Trust (File Nos. 2-90946, 811-4015)
(Accession No. 0000940394-05-000983) filed August 25, 2005 and incorporated herein by reference.

	(7)	Sub-Transfer Agency Services Agreement effective August 1, 2005 between PFPC Inc. and
Eaton Vance Management filed as Exhibit (h)(4) to Post-Effective No. 109 of Eaton Vance
Mutual Funds Trust (File Nos. 2-90946, 811-4015) filed August 25, 2005 (Accession No.
0000940394-05-000983) and incorporated herein by reference.

	(8)	Expense Reduction Agreement effective March 27, 2006 between Eaton Vance Special
Investment Trust, Eaton Vance Management and Lloyd George Investment Management
(Bermuda) Ltd. filed as Exhibit (h)(8) to Post-Effective Amendment No. 77 filed April 27,
2006 (Accession No. 0000940394-06-000423) and incorporated herein by reference.

	(9)	Fee Reduction Agreement dated October 15, 2007 between Eaton Vance Special Investment
Trust on behalf of Eaton Vance Balanced Fund and Eaton Vance Management filed as Exhibit
(h)(9) to Post-Effective Amendment No. 86 filed December 14, 2007 (Accession No.
0000940394-07-002080) and incorporated herein by reference.

	(10) (a)	Expense Waivers/Reimbursements Agreement between Eaton Vance Management and Eaton
Vance Growth Trust, Eaton Vance Mutual Funds Trust and Eaton Vance Special Investment
Trust (on behalf of certain of their series) dated October 16, 2007 filed as Exhibit (h)(5) to
Post-Effective Amendment No. 131 of Eaton Vance Mutual Funds Trust (File Nos. 02-90946,
811-4015) filed November 26, 2007 and incorporated herein by reference.

	(b)	Amended Schedule A effective March 1, 2008 to the Expense Waivers/Reimbursements
Agreement filed as Exhibit (h)(5)(b) to Post-Effective Amendment No. 133 of Eaton Vance
Mutual Funds Trust (File Nos. 02-90946, 811-4015) filed February 25, 2008 (Accession No.
0000940394-08-000137) and incorporated herein by reference.

(i)	(1)	Opinion of Internal Counsel filed as Exhibit (i) to Post-Effective Amendment No. 86 filed
December 14, 2007 (Accession No. 0000940394-07-002080) and incorporated herein by reference.

	(2)	Consent of Internal Counsel dated February 28, 2008 filed herewith.

(j)		Consent of Independent Registered Public Accounting Firm filed herewith.

                                                                             C-4

(m) (1)	(a)	Eaton Vance Special Investment Trust Class A Distribution Plan adopted June 23, 1997 and amended April 24, 2006 with attached Schedule A filed as Exhibit (m)(1)(a) to Post-Effective
Amendment No. 81 filed July 7, 2006 and incorporated herein by reference.

	(b)	Amended Schedule A to Class A Distribution Plan filed as Exhibit (m)(1)(b) to Post-Effective
Amendment No. 86 filed December 14, 2007 (Accession No. 0000940394-07-002080) and
incorporated herein by reference.

(2)	(a)	Eaton Vance Special Investment Trust Class A Distribution Plan adopted June 23, 1997 (for each of its Series listed on Schedule A) filed as Exhibit (15)(b) to Post-Effective Amendment
No. 48 filed October 10, 1997 and incorporated herein by reference.

	(b)	Amended Schedule A-1 dated November 17, 1997 filed as Exhibit (15)(b)(1) to Post-Effective
Amendment No. 49 filed December 17, 1997 and incorporated herein by reference.

(3)	(a)	Eaton Vance Special Investment Trust Class B Distribution Plan adopted June 23, 1997 filed as
Exhibit (15)(c) to Post-Effective Amendment No. 48 filed October 10, 1997 and incorporated herein by reference.

	(b)	Amended Schedule A to Class B Distribution Plan filed as Exhibit (m)(3)(b) to Post-Effective
Amendment No. 64 filed August 23, 2002 (Accession No. 0000940394-02-000512) and
incorporated herein by reference.

(4)	(a)	Eaton Vance Special Investment Trust Class C Distribution Plan adopted June 23, 1997 filed as
Exhibit (15)(d) to Post-Effective Amendment No. 48 filed October 10, 1997 and incorporated herein by reference.

	(b)	Amended Schedule A to Class C Distribution Plan filed as Exhibit (m)(4)(b) to Post-Effective
Amendment No. 86 filed December 14, 2007 (Accession No. 0000940394-07-002080) and
incorporated herein by reference.

(5)		Eaton Vance Special Investment Trust Class R Distribution Plan adopted June 16, 2003 with attached Schedule A filed as Exhibit (5)(a) to Post-Effective Amendment No. 68 filed July 9,
2003 and incorporated herein by reference.

(n) (1)		Amended and Restated Multiple Class Plan for Eaton Vance Funds dated August 6, 2007 filed as Exhibit (n) to Post-Effective Amendment No. 128 of Eaton Vance Mutual Funds Trust (File
Nos. 02-90946, 811-4015) filed August 10, 2007 (Accession No. 0000940394-07-000956) and
incorporated herein by reference.

(2)		Schedule A effective December 10, 2007 to Amended and Restated Multiple Class Plan filed as Exhibit (n)(2) to Post-Effective Amendment No. 86 filed December 14, 2007 (Accession
No. 0000940394-07-002080) and incorporated herein by reference.

(3)		Schedule B effective March 1, 2008 to Amended and Restated Multiple Class Plan filed as
Exhibit (n)(3) to Post-Effective Amendment No. 114 filed February 28, 2008 of Eaton Vance
Municipals Trust (File Nos. 33-572, 811-4409) (Accession No. 0000940394-08-000196) and
incorporated herein by reference.

                                                                                       C-5

	(4)	Schedule C effective December 10, 2007 to Amended and Restated Multiple Class Plane filed as Exhibit (n)(4) to Post-Effective Amendment No. 86 filed December 14, 2007 (Accession
No. 0000940394-07-002080) and incorporated herein by reference.

(p)	(1)	Code of Ethics adopted by Eaton Vance Corp., Eaton Vance Management, Boston
Management and Research, Eaton Vance Distributors, Inc. and the Eaton Vance Funds
effective September 1, 2000, as revised May 15, 2007, filed as Exhibit (p)(1) to Post-Effective
Amendment No. 127 of Eaton Vance Mutual Funds Trust (File Nos. 2-90946, 811-4015) filed
June 27, 2007 (Accession No. 0000940394-07-000676) and incorporated herein by reference.

	(2)	Code of Ethics adopted by the Lloyd George Management Group, which includes: Lloyd
George Management (BVI) Ltd, Lloyd George Investment Management (Bermuda) Ltd,
Lloyd George Management (Hong Kong) Ltd, Lloyd George Investment Management (Hong
Kong) Limited, Lloyd George Management (Europe) Ltd, Lloyd George Management
(Singapore) Pte Ltd and the LGM Funds effective December 2004 filed as Exhibit (p)(2) to
Post-Effective Amendment No. 87 of Eaton Vance Growth Trust (File Nos. 2-22019 and 811-
1241) filed December 23, 2004 (Accession No. 0000940394-04-001173) and incorporated herein by reference.

	(3)	Code of Ethics adopted by Fox Asset Management LLC effective January 31, 2006 filed as
Exhibit (p)(3) to Post-Effective Amendment No. 112 of Eaton Vance Mutual Funds Trust (File
Nos. 2-90946, 811-4015) filed February 27, 2006 (Accession No. 000940394-06-000201) and
incorporated herein by reference.

	(4)	Code of Ethics adopted by Parametric Risk Advisors LLC effective January 24, 2008 filed herewith.

(q)	(1)	Power of Attorney for Eaton Vance Special Investment Trust dated November 1, 2005 filed as
Exhibit (q) to Post-Effective Amendment No. 102 of Eaton Vance Municipals Trust (File Nos.
33-52, 811-4409) filed November 29, 2005 (Accession No. 0000940394-05-001357) and
incorporated herein by reference.

	(2)	Power of Attorney for Capital Growth Portfolio, Emerging Markets Portfolio, Investment
Grade Income Portfolio, Large Cap Core Portfolio, Large-Cap Value Portfolio, Small-Cap
Growth Portfolio, Special Equities Portfolio, South Asia Portfolio and Utilities Portfolio dated
November 1, 2005, filed as Exhibit (q)(2) to Post-Effective Amendment No. 93 of Eaton
Vance Growth Trust (File Nos. 2-22019, 811-1241) filed December 23, 2005 (Accession No.
0000940394-05-001402) and incorporated herein by reference.

	(3)	Power of Attorney for Capital Growth Portfolio, Large-Cap Value Portfolio, Small-Cap
Growth Portfolio, South Asia Portfolio and Utilities Portfolio dated November 1, 2005, filed as Exhibit (q)(3) to Post-Effective Amendment No. 93 of Eaton Vance Growth Trust (File Nos.
2-22019, 811-1241) filed December 23, 2005 (Accession No. 0000940394-05-001402) and
incorporated herein by reference.

	(4)	Power of Attorney for Special Equities Portfolio filed as Exhibit (q)(5) to Post-Effective
Amendment No. 93 of Eaton Vance Growth Trust (File Nos. 2-22019, 811-1241) filed
December 23, 2005 (Accession No. 0000940394-05-001402) and incorporated herein by reference.

                                                                               C-6

(5)	Power of Attorney for Eaton Vance Special Investment Trust dated November 1, 2005 filed as
Exhibit (q)(2) to Post-Effective Amendment No. 94 of Eaton Vance Growth Trust (File Nos. 2-
22019, 811-1241) filed January 27, 2006 (Accession No. 0000940394-06-001402) and
incorporated herein by reference.

(6)	Powers of Attorney for Emerging Markets Portfolio and South Asia Portfolio dated November
1, 2005 filed as Exhibit (q)(7) to Post-Effective Amendment No. 94 of Eaton Vance Growth
Trust (File Nos. 2-22019, 811-1241) filed January 27, 2006 (Accession No. 0000940394-06-
001402) and incorporated herein by reference.

(7)	Power of Attorney for Eaton Vance Special Investment Trust dated January 25, 2006, filed as
Exhibit (q)(2) to Post-Effective Amendment No. 104 of Eaton Vance Growth Trust (File Nos.
33-572, 811-4409) filed January 30, 2006 (Accession No. 0000940394-06-001408) and
incorporated herein by reference.

(8)	Power of Attorney for Capital Growth Portfolio, Emerging Markets Portfolio, Investment
Grade Income Portfolio, Large-Cap Value Portfolio, Small-Cap Growth Portfolio, South Asia
Portfolio and Utilities Portfolio dated January 25, 2006 filed as Exhibit (q)(8) to Post-Effective
Amendment No. 75 filed February 14, 2006 (Accession No. 0000940394-06-000187) and
incorporated herein by reference.

(9)	Power of Attorney for Investment Grade Income Portfolio and Large-Cap Core Portfolio dated
November 1, 2005 filed as Exhibit (q)(17) to Post-Effective Amendment No. 112 of Eaton
Vance Mutual Funds Trust (File Nos. 2-90946, 811-4015) filed February 27, 2006 (Accession
No. 0000940394-06-000201) and incorporated herein by reference.

(10)	Powers of Attorney for Special Investment Trust dated April 23, 2007 filed as Exhibit (q)(10)
to Post-Effective Amendment No. 85 filed April 26, 2007 and incorporated herein by reference.

(11)	Power of Attorney for Capital Growth Portfolio, Emerging Markets Portfolio, Investment
Portfolio, Large-Cap Growth Portfolio, Large-Cap Value Portfolio, Small-Cap Growth
Portfolio, South Asia Portfolio, Special Equities Portfolio and Utilities Portfolio dated April
23, 2007 filed as Exhibit (q)(11) to Post-Effective Amendment No. 85 filed April 26, 2007 and incorporated herein by reference.

(12)	Power of Attorney for Capital Growth Portfolio, Emerging Markets Portfolio, Investment
Grade Income Portfolio, Large-Cap Value Portfolio, Small-Cap Growth Portfolio, South Asia
Portfolio and Utilities Portfolio dated April 23, 2007 filed as Exhibit (q)(12) to Post-Effective
Amendment No. 85 filed April 26, 2007 (Accession No. 0000940394-07-000430) and
incorporated herein by reference.

(13)	Power of Attorney for Special Equities Portfolio dated April 23, 2007 filed as Exhibit (q)(13)
to Post-Effective Amendment No. 85 filed April 26, 2007 (Accession No. 0000940394-07-
000430) and incorporated herein by reference.

(14)	Power of Attorney for International Equity Portfolio dated April 23, 2007 filed as Exhibit
(q)(14) to Post-Effective Amendment No. 85 filed April 26, 2007 (Accession No.
0000940394-07-000430) and incorporated herein by reference.

                                                                      C-7

(15)	Power of Attorney for Capital Growth Portfolio, Growth Portfolio, International Equity
Portfolio, Large-Cap Growth Portfolio, Large-Cap Value Portfolio, Small-Cap Growth
Portfolio, Special Equities Portfolio and Utilities Portfolio dated April 23, 2007 filed as
Exhibit (q)(15) to Post-Effective Amendment No. 85 filed April 26, 2007 (Accession No.
0000940394-07-000430) and incorporated herein by reference.

(16)	Power of Attorney for Investment Grade Income Portfolio dated April 23, 2007 filed as
Exhibit (q)(16) to Post-Effective Amendment No. 85 filed April 26, 2007 (Accession No.
0000940394-07-000430) and incorporated herein by reference.

(17)	Power of Attorney for Eaton Vance Special Investment Trust dated November 12, 2007 filed filed as Exhibit (q)(17) to Post-Effective Amendment No. 86 filed December 14, 2007
(Accession No. 0000940394-07-002080) and incorporated herein by reference.

(18)	Power of Attorney for Eaton Vance Special Investment Trust dated January 1, 2008 filed herewith.

Item 24. Persons Controlled by or Under Common Control

Not applicable

Item 25. Indemnification

     Article IV of the Registrant’s Amended and Restated Declaration of Trust permits Trustee and officer indemnification by By-Law, contract and vote. Article XI of the By-Laws contains indemnification provisions. Registrant’s Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.

     The distribution agreements of the Registrant also provide for reciprocal indemnity of the principal underwriter, on the one hand, and the Trustees and officers, on the other.

Item 26. Business and other Connections of Investment Advisers

     Reference is made to: (i) the information set forth under the caption “Management and Organization” in the Statement of Additional Information; (ii) the Eaton Vance Corp. Form 10-K filed under the Securities Exchange Act of 1934 (File No. 1-8100); and (iii) the Form ADV of Eaton Vance Management (File No. 801-15930), Boston Management & Research (File No. 43127), Lloyd George Investment Management (Bermuda) Ltd. (File No. 801-40889), Fox Asset Management, LLC (File No. 801-26379 ) and Parametric Risk Advisors LLC (File No. 801-67738) filed with the Commission, all of which are incorporated herein by reference.

Item 27. Principal Underwriters

(a)	Registrant’s principal underwriter, Eaton Vance Distributors, Inc., a wholly-owned subsidiary of
Eaton Vance Management, is the principal underwriter for each of the registered investment companies named below:

Eaton Vance Advisers Senior Floating-Rate Fund	Eaton Vance Mutual Funds Trust
Eaton Vance Growth Trust	Eaton Vance Prime Rate Reserves
Eaton Vance Institutional Senior Floating-Rate Fund	Eaton Vance Series Trust II
Eaton Vance Investment Trust	Eaton Vance Special Investment Trust
Eaton Vance Municipals Trust	EV Classic Senior Floating-Rate Fund
Eaton Vance Municipals Trust II	Eaton Vance Variable Trust

(b)

(1)	(2)	(3)
Name and Principal	Positions and Offices	Positions and Offices
Business Address*	with Principal Underwriter	with Registrant

Ira Baron	Vice President	None
Jeffrey P. Beale	Vice President	None
Chris Berg	Vice President	None
Stephanie Brady	Vice President	None
Timothy Breer	Vice President	None
Jonathan Broome	Vice President	None
Mark Burkhard	Vice President	None
Eric Caplinger	Vice President	None
Mark Carlson	Vice President	None
Tiffany Cayarga	Vice President	None
Randy Clark	Vice President	None
Michael Collins	Vice President	None
Daniel C. Cataldo	Vice President and Treasurer	None
Patrick Cosgrove	Vice President	None
Peter Crowley	Vice President	None
Rob Curtis	Vice President	None
Russell E. Curtis	Vice President and Chief Operations Officer	None
Kevin Darrow	Vice President	None
Derek Devine	Vice President	None
Todd Dickinson	Vice President	None
John Dolan	Vice President	None
Brian Dunkley	Vice President	None
James Durocher	Senior Vice President	None
Robert Ellerbeck	Vice President	None
Daniel Ethier	Vice President	None
Troy Evans	Vice President	None
Lawrence L. Fahey	Vice President	None
Thomas E. Faust Jr.	Director	None
Richard A. Finelli	Vice President	None
Daniel Flynn	Vice President	None
James Foley	Vice President	None
Tim Ford	Vice President	None
Kathleen Fryer	Vice President	None
Anne Marie Gallagher	Vice President	None
William M. Gillen	Senior Vice President	None
Hugh S. Gilmartin	Vice President	None
David Gordon	Vice President	None
Linda Grasso	Vice President	None
John Greenway	Vice President	None
Jorge Gutierrez	Vice President	None
Peter Hartman	Vice President	None
Joseph Hernandez	Vice President	None
Perry D. Hooker	Vice President	None
Chris Howe	Vice President	None
Jonathan Isaac	Vice President	None

                                                                  C-9

Elizabeth Johnson	Vice President	None
Paul F. Jones	Vice President	None
Steve Jones	Vice President	None
Sean Kelly	Vice President	None
Thomas P. Luka	Vice President	None
Coleen Lynch	Vice President	None
John Macejka	Vice President	None
Christopher Marek	Vice President	None
Frederick S. Marius	Vice President, Secretary and Clerk	None
Geoff Marshall	Vice President	None
Christopher Mason	Vice President	None
Judy Snow May	Vice President	None
Daniel McCarthy	Vice President	None
Don McCaughey	Vice President	None
Andy McClelland	Vice President	None
Dave McDonald	Vice President	None
Tim McEwen	Vice President	None
David Michaud	Vice President	None
Mark Milan	Vice President	None
Morgan C. Mohrman	Senior Vice President	None
Don Murphy	Vice President	None
James A. Naughton	Vice President	None
Mark D. Nelson	Vice President	None
Scott Nelson	Vice President	None
Julie Neviera	Vice President	None
Linda D. Newkirk	Vice President	None
Paul Nicely	Vice President	None
Andrew Ogren	Vice President	None
Stephen O’Loughlin	Vice President	None
Philip Pace	Vice President	None
John E. Pelletier	Vice President and Chief Legal Officer	None
Shannon Price	Vice President	None
James Putman	Vice President	None
James Queen	Vice President	None
David Richman	Vice President	None
Michael Shea	Vice President	None
Alan Simeon	Vice President	None
Randy Skarda	Vice President	None
Bill Squadroni	Vice President	None
David Stokkink	Vice President	None
Mike Sullivan	Vice President	None
Frank Sweeney	Vice President	None
Gigi Szekely	Vice President and Chief Compliance Officer	None
Brian Taranto	Vice President and Chief Administrative Officer	None
Stefan Thielen	Vice President	None
Michael Tordone	Vice President	None
George Torruella	Vice President	None
John M. Trotsky	Vice President	None
Jerry Vainisi	Senior Vice President	None
John Vaughan	Vice President	None
Randolph Verzillo	Vice President	None
Greg Walsh	Vice President	None
Stan Weiland	Vice President	None
Robert J. Whelan	Vice President and Director	None
Greg Whitehead	Vice President	None
Steve Widder	Vice President	None
Matthew J. Witkos	President, Chief Executive Officer and Director	None
Joseph Yasinski	Vice President	None
Trey Young	Vice President	None
Gregor Yuska	Vice President	None

*	Address is The Eaton Vance Building, 255 State Street, Boston, MA 02109 (c) Not applicable

                                                                     C-10

Item 28. Location of Accounts and Records

     All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant’s custodian, State Street Bank and Trust Company, 200 Clarendon Street, 16th Floor, Mail Code ADM27, Boston, MA 02116, and its transfer agent, PFPC Inc., 4400 Computer Drive, Westborough, MA 01581-5120, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of the administrator and investment adviser or sub-adviser. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of the relevant investment adviser or sub-adviser.

Item 29. Management Services

Not applicable

Item 30. Undertakings

None

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on February 28, 2008.

EATON VANCE SPECIAL INVESTMENT TRUST

By: /s/ THOMAS E. FAUST JR.
Thomas E. Faust Jr., President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on February 28, 2008.

Signature	Title

/s/ Thomas E. Faust Jr.	President (Chief Executive Officer) and Trustee
Thomas E. Faust Jr.

/s/ Barbara E. Campbell	Treasurer (and Principal Financial and Accounting Officer)
Barbara E. Campbell

Benjamin C. Esty*	Trustee
Benjamin C. Esty

Allen R. Freedman*	Trustee
Allen R. Freedman

William H. Park*	Trustee
William H. Park

Ronald A. Pearlman*	Trustee
Ronald A. Pearlman

Norton H. Reamer*	Trustee
Norton H. Reamer

Heidi L. Steiger*	Trustee
Heidi L. Steiger

Lynn A. Stout*	Trustee
Lynn A. Stout

Ralph F. Verni*	Trustee
Ralph F. Verni

*By: /s/ Maureen A. Gemma
Maureen A. Gemma, As attorney-in-fact

EXHIBIT INDEX

     The following exhibits are filed as part of this amendment to the Registration Statement pursuant to Rule 483 of Regulation C.

Exhibit No.		Description
(d)	(8)	Investment Advisory Agreement between Eaton Vance Special Investment Trust on behalf of
		Eaton Vance Enhanced Equity Option Income Fund and Eaton Vance Management dated
		February 11, 2008
(d)	(9)	Investment Sub-Advisory Agreement between Eaton Vance Management and Parametric
		Advisors LLC for Eaton Vance Enhanced Equity Option Income Fund dated February 11,
		2008
(d)	(10)	Investment Advisory Agreement between Eaton Vance Special Investment Trust on behalf of
		Eaton Vance Risk-Managed Equity Option Income Fund and Eaton Vance Management dated
		February 11, 2008
(d)	(11)	Investment Sub-Advisory Agreement between Eaton Vance Management and Parametric
		Advisors LLC for Eaton Vance Risk-Managed Equity Option Income Fund dated February 11,
		2008
(h)	(4) (b)	Amendment to Schedule A dated February 11, 2008 to Administrative Services Agreement
(i)	(2)	Consent of Internal Counsel dated February 28, 2008
(j)		Consent of Independent Registered Public Accounting Firm
(p)	(4)	Code of Ethics adopted by Parametric Risk Advisors LLC
(q)	(18)	Power of Attorney for Eaton Vance Special Investment Trust dated January 1, 2008

                                                                               C-13